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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786


                          Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.




         Pioneer America Income VCT Portfolio
         Schedule of Investments  3/31/05 (unaudited)


Principal Amount                                                               Value
         COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1 %
         Government - 1.1 %
165,742  Freddie Mac 5.00%, 1/15/16                                         $   167,186
350,000  FHR 2867 LD, 5.5%, 7/15/28                                             354,180
                                                                            $   521,366
         Total Government                                                   $   521,366
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost   $529,792)                                                  $   521,366
         CORPORATE BONDS - 0.5 %
         Miscellaneous - 0.5 %
         Miscellaneous
250,000  Private Export Funding 3.375%, 2/15/09                             $   241,557
         Miscellaneous                                                      $   241,557
         TOTAL CORPORATE BONDS
         (Cost   $250,000)                                                  $   241,557
         U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.5 %
         Government - 95.5 %
261,590  Fannie Mae, 5.5%, 6/1/23                                           $   264,336
250,000  Fannie Mae, 2.8%, 3/1/19 (b)                                           248,163
850,000  Fed Home Loan Bank 5.875%, 11/15/07                                    886,779
250,000  Federal Farm Credit Bank, 3.25%, 6/15/07                               245,679
400,000  Federal Farm Credit Bank, 4.9%, 3/17/14                                384,055
100,000  Federal Farm Credit Bank, 5.88%,  9/8/08                               104,955
200,000  Federal Farm Credit Bank, Medium Term Note, 6.38%, 11/27/06            207,730
250,000  Federal Home Loan Bank, 4.25%, 2/16/10                                 246,873
400,000  Federal Home Loan Bank, 4.53%, 10/30/06                                403,826
300,000  Federal Home Loan Bank, 5.89%, 6/30/08                                 315,311
277,453  Federal Home Loan Mortgage Corp., 5.5%, 9/1/34                         278,359
239,349  Federal Home Loan Mortgage Corp., 5.5%, 12/1/34                        240,130
98,804   Federal Home Loan Mortgage Corp., 6.0%, 10/1/32                        101,255
201,142  Federal Home Loan Mortgage Corp., 6.0%, 11/1/32                        206,131
455,776  Federal Home Loan Mortgage Corp., 6.0%, 11/1/32                        467,080
57,440   Federal Home Loan Mortgage Corp., 6.0%, 12/1/32                         58,865
175,612  Federal Home Loan Mortgage Corp., 6.0%, 12/1/32                        179,967
235,658  Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                         241,503
1,121,127Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                       1,147,797
834,524  Federal Home Loan Mortgage Corp., 6.0%, 5/1/34                         854,384
97,515   Federal Home Loan Mortgage Corp., 6.5%, 3/1/11                         101,978
287,636  Federal Home Loan Mortgage Corp., 6.5%, 7/1/16                         300,885
70,411   Federal Home Loan Mortgage Corp., 6.5%, 1/1/29                          73,332
38,634   Federal Home Loan Mortgage Corp., 6.5%, 3/1/29                          40,214
45,632   Federal Home Loan Mortgage Corp., 6.5%, 4/1/31                          47,437
101,299  Federal Home Loan Mortgage Corp., 6.5%, 10/1/31                        105,307
41,854   Federal Home Loan Mortgage Corp., 6.5%, 2/1/32                          43,532
55,843   Federal Home Loan Mortgage Corp., 6.5%, 2/1/32                          58,052
272,779  Federal Home Loan Mortgage Corp., 6.5%, 4/1/32                         283,499
93,039   Federal Home Loan Mortgage Corp., 6.5%, 7/1/32                          96,696
140,000  Federal Home Loan Mortgage Corp., 6.7%, 1/5/07                         146,529
3,095    Federal Home Loan Mortgage Corp., 7.0%, 4/1/30                           3,262
25,176   Federal Home Loan Mortgage Corp., 7.0%, 2/1/31                          26,539
9,110    Federal Home Loan Mortgage Corp., 7.0%, 6/1/31                           9,611
4,613    Federal Home Loan Mortgage Corp., 7.0%, 7/1/31                           4,867
49,137   Federal Home Loan Mortgage Corp., 7.5%, 8/1/31                          52,611
5,176    Federal Home Loan Mortgage Corp., 7.0%, 9/1/31                           5,454
31,597   Federal Home Loan Mortgage Corp., 7.0%, 3/1/32                          33,484
49,369   Federal Home Loan Mortgage Corp., 7.0%, 4/1/32                          52,041
270,050  Federal National Mortgage Association, 4.5%, 4/1/19                    264,268
102,077  Federal National Mortgage Association, 5.0%, 3/1/09                    102,870
245,623  Federal National Mortgage Association, 5.0%, 7/1/19                    245,615
354,347  Federal National Mortgage Association, 5.5%, 3/1/18                    361,463
383,373  Federal National Mortgage Association, 5.5%, 4/1/18                    391,492
429,550  Federal National Mortgage Association, 5.5%, 4/1/19                    438,175
388,176  Federal National Mortgage Association, 5.5%, 11/1/23                   392,251
257,199  Federal National Mortgage Association, 5.5%, 3/1/24                    259,607
409,714  Federal National Mortgage Association, 5.5%, 11/1/33                   411,070
267,367  Federal National Mortgage Association, 5.5%, 2/1/33                    267,864
380,754  Federal National Mortgage Association, 5.5%, 9/1/33                    382,014
283,712  Federal National Mortgage Association, 5.5%, 3/1/34                    284,318
245,050  Federal National Mortgage Association, 6.0%, 12/1/11                   252,111
65,734   Federal National Mortgage Association, 6.0%, 12/1/31                    67,276
53,476   Federal National Mortgage Association, 6.0%, 10/1/32                    54,731
137,122  Federal National Mortgage Association, 6.0%, 11/1/32                   140,339
286,405  Federal National Mortgage Association, 6.0%, 11/1/32                   293,125
595,087  Federal National Mortgage Association, 6.0%, 3/1/33                    609,050
152,368  Federal National Mortgage Association, 6.0%, 4/1/33                    155,943
202,328  Federal National Mortgage Association, 6.0%, 5/1/33                    206,864
175,976  Federal National Mortgage Association, 6.0%, 6/1/33                    179,921
182,085  Federal National Mortgage Association, 6.0%, 7/1/34                    186,164
206,130  Federal National Mortgage Association, 6.0%, 9/1/34                    210,748
53,213   Federal National Mortgage Association, 6.5%, 7/1/21                     55,481
93,507   Federal National Mortgage Association, 6.5%, 11/1/28                    97,413
57,432   Federal National Mortgage Association, 6.5%, 1/1/29                     59,797
12,688   Federal National Mortgage Association, 6.5%, 10/1/31                    13,196
84,001   Federal National Mortgage Association, 6.5%, 10/1/31                    87,367
102,943  Federal National Mortgage Association, 6.5%, 1/1/32                    107,069
27,012   Federal National Mortgage Association, 6.5%, 3/1/32                     28,073
44,087   Federal National Mortgage Association, 6.5%, 3/1/32                     45,854
48,674   Federal National Mortgage Association, 6.5%, 3/1/32                     50,599
99,995   Federal National Mortgage Association, 6.5%, 3/1/32                    103,964
114,300  Federal National Mortgage Association, 6.5%, 4/1/32                    118,837
96,923   Federal National Mortgage Association, 6.5%, 7/1/32                    100,770
58,350   Federal National Mortgage Association, 6.5%, 8/1/32                     60,666
91,227   Federal National Mortgage Association, 6.5%, 8/1/32                     94,884
204,571  Federal National Mortgage Association, 6.5%, 8/1/32                    212,691
45,572   Federal National Mortgage Association, 6.5%, 9/1/32                     47,381
86,714   Federal National Mortgage Association, 6.5%, 11/1/32                    88,749
472,707  Federal National Mortgage Association, 6.5%, 7/1/34                    490,780
58,477   Federal National Mortgage Association, 7.0%, 9/1/18                     61,899
36,277   Federal National Mortgage Association, 7.0%, 8/1/19                     38,390
13,191   Federal National Mortgage Association, 7.0%, 1/1/29                     13,924
169,167  Federal National Mortgage Association, 7.0%, 9/1/30                    178,574
23,338   Federal National Mortgage Association, 7.5%, 2/1/31                     24,974
4,026    Federal National Mortgage Association, 7.0%, 5/1/31                      4,249
26,413   Federal National Mortgage Association, 7.0%, 7/1/31                     27,867
35,051   Federal National Mortgage Association, 7.0%, 1/1/32                     36,981
54,553   Federal National Mortgage Association, 9.0%, 4/1/33                     57,938
300,000  Freddie Mac, 5.25%, 11/15/12                                           298,545
246,840  Government National Mortgage Association, 4.5%, 6/15/34                236,577
482,334  Government National Mortgage Association, 4.5%, 6/15/34                462,279
421,175  Government National Mortgage Association, 4.5%, 8/15/33                403,803
322,849  Government National Mortgage Association, 5.0%, 7/15/17                327,808
232,913  Government National Mortgage Association, 5.0%, 7/15/19                239,548
243,687  Government National Mortgage Association, 5.0%, 11/20/19               245,328
197,373  Government National Mortgage Association, 5.0%, 1/20/20                198,624
197,953  Government National Mortgage Association, 5.0%, 2/15/20                199,901
383,484  Government National Mortgage Association, 5.5%, 6/15/17                394,567
190,411  Government National Mortgage Association, 5.5%, 2/15/19                195,889
189,593  Government National Mortgage Association, 5.5%, 7/15/19                191,526
190,362  Government National Mortgage Association, 5.5%, 4/15/31                192,554
231,205  Government National Mortgage Association, 5.5%, 3/15/33                233,577
268,972  Government National Mortgage Association, 5.5%, 4/15/33                271,732
307,941  Government National Mortgage Association, 5.5%, 7/15/33                311,101
245,203  Government National Mortgage Association, 5.5%, 10/15/34               247,653
195,537  Government National Mortgage Association, 5.5%, 11/20/34               197,247
249,367  Government National Mortgage Association, 5.5%, 1/15/35                246,237
161,990  Government National Mortgage Association, 6.0%, 6/20/16                167,560
116,686  Government National Mortgage Association, 6.0%, 5/15/17                121,055
242,840  Government National Mortgage Association, 6.0%, 2/15/18                251,944
184,349  Government National Mortgage Association, 6.0%, 7/20/19                190,654
185,503  Government National Mortgage Association, 6.0%, 8/15/19                192,455
417,885  Government National Mortgage Association, 6.0%, 7/15/23                432,332
153,409  Government National Mortgage Association, 6.0%, 9/15/32                157,925
52,635   Government National Mortgage Association, 6.0%, 10/15/32                54,185
99,778   Government National Mortgage Association, 6.0%, 10/15/32               102,716
150,709  Government National Mortgage Association, 6.0%, 10/15/32               155,146
157,609  Government National Mortgage Association, 6.0%, 10/15/32               162,249
197,349  Government National Mortgage Association, 6.0%, 11/15/32               203,159
250,991  Government National Mortgage Association, 6.0%, 11/15/32               259,372
281,221  Government National Mortgage Association, 6.0%, 12/15/32               290,627
121,251  Government National Mortgage Association, 6.0%, 1/15/33                124,831
288,804  Government National Mortgage Association, 6.0%, 1/15/33                296,983
501,096  Government National Mortgage Association, 6.0%, 2/15/33                515,287
339,529  Government National Mortgage Association, 6.0%, 9/15/33                349,144
267,876  Government National Mortgage Association, 6.0%, 3/15/34                275,406
479,737  Government National Mortgage Association, 6.0%, 3/15/34                493,224
180,298  Government National Mortgage Association, 6.0%, 8/15/34                185,547
198,710  Government National Mortgage Association, 6.0%, 8/15/34                204,297
139,568  Government National Mortgage Association, 6.0%, 9/15/34                143,491
333,862  Government National Mortgage Association, 6.0%, 10/15/34               343,247
485,441  Government National Mortgage Association, 6.0%, 10/15/34               499,088
46,723   Government National Mortgage Association, 6.5%, 4/15/17                 49,006
118,912  Government National Mortgage Association, 6.5%, 4/15/17                124,721
35,515   Government National Mortgage Association, 6.5%, 6/15/17                 37,249
56,151   Government National Mortgage Association, 6.5%, 6/15/17                 58,781
22,627   Government National Mortgage Association, 6.5%, 3/15/26                 23,719
64,198   Government National Mortgage Association, 6.5%, 6/15/28                 67,214
34,526   Government National Mortgage Association, 6.5%, 2/15/29                 36,120
75,755   Government National Mortgage Association, 6.5%, 5/15/29                 79,296
163,660  Government National Mortgage Association, 6.5%, 5/15/29                171,218
196,984  Government National Mortgage Association, 6.5%, 5/15/29                206,168
9,054    Government National Mortgage Association, 6.5%, 6/15/29                  9,472
299,980  Government National Mortgage Association, 6.5%, 6/15/31                313,693
67,315   Government National Mortgage Association, 6.5%, 5/15/31                 70,393
55,068   Government National Mortgage Association, 6.5%, 6/15/31                 57,586
109,547  Government National Mortgage Association, 6.5%, 7/15/31                114,555
95,866   Government National Mortgage Association, 6.5%, 9/15/31                100,249
121,753  Government National Mortgage Association, 6.5%, 10/15/31               127,319
34,144   Government National Mortgage Association, 6.5%, 12/15/31                35,705
71,579   Government National Mortgage Association, 6.5%, 12/15/31                74,851
17,111   Government National Mortgage Association, 6.5%, 2/15/32                 18,090
36,802   Government National Mortgage Association, 6.5%, 4/15/32                 38,485
43,365   Government National Mortgage Association, 6.5%, 4/15/32                 45,349
41,243   Government National Mortgage Association, 6.5%, 6/15/32                 43,129
31,647   Government National Mortgage Association, 6.5%, 6/15/32                 33,094
45,335   Government National Mortgage Association, 6.5%, 6/15/32                 47,409
108,960  Government National Mortgage Association, 6.5%, 7/15/32                113,943
255,405  Government National Mortgage Association, 6.5%, 1/15/34                266,857
15,974   Government National Mortgage Association, 7.0%, 1/15/26                 16,939
45,324   Government National Mortgage Association, 7.0%, 7/15/26                 48,063
19,358   Government National Mortgage Association, 7.0%, 9/15/27                 20,507
60,052   Government National Mortgage Association, 7.0%, 2/15/28                 63,588
52,596   Government National Mortgage Association, 7.0%, 3/15/28                 55,693
26,005   Government National Mortgage Association, 7.0%, 4/15/28                 27,537
58,161   Government National Mortgage Association, 7.0%, 11/15/28                61,585
36,411   Government National Mortgage Association, 7.0%, 1/15/29                 38,545
106,664  Government National Mortgage Association, 7.0%, 2/20/29                112,513
35,179   Government National Mortgage Association, 7.0%, 6/15/29                 37,240
15,661   Government National Mortgage Association, 7.0%, 7/15/29                 16,579
41,948   Government National Mortgage Association, 7.0%, 7/15/29                 44,405
4,899    Government National Mortgage Association, 7.0%, 2/15/31                  5,182
39,383   Government National Mortgage Association, 7.0%, 2/15/31                 41,641
134,246  Government National Mortgage Association, 7.0%, 5/15/31                141,935
34,349   Government National Mortgage Association, 7.0%, 8/15/31                 36,318
28,055   Government National Mortgage Association, 7.0%, 5/15/32                 29,663
9,165    Government National Mortgage Association, 7.5%, 10/15/22                 9,899
1,844    Government National Mortgage Association, 7.5%, 6/15/23                  1,991
1,891    Government National Mortgage Association, 7.5%, 8/15/23                  2,042
7        Government National Mortgage Association, 7.5%, 8/15/29                      7
1,785    Government National Mortgage Association, 7.5%, 8/15/29                  1,916
28,082   Government National Mortgage Association, 7.5%, 10/15/29                30,131
38,984   Government National Mortgage Association, 7.5%, 11/15/29                41,829
17,551   Government National Mortgage Association, 7.5%, 1/15/31                 18,822
19,850   Government National Mortgage Association, 7.5%, 1/15/32                 21,287
121,306  Government National Mortgage Association I, 6.0%, 2/15/29              124,971
74,984   Government National Mortgage Association I, 7.0%, 11/15/30              79,313
39,598   Government National Mortgage Association I, 7.0%, 12/15/30              41,884
80,096   Government National Mortgage Association II, 5.0%, 12/20/18             82,849
375,363  Government National Mortgage Association II, 5.0%, 12/20/18            378,322
445,562  Government National Mortgage Association II, 5.5%, 7/20/19             456,865
428,454  Government National Mortgage Association II, 5.5%, 2/20/34             432,201
256,002  Government National Mortgage Association II, 6.0%, 12/20/18            262,853
347,151  Government National Mortgage Association II, 6.0%, 6/20/34             356,369
39,880   Government National Mortgage Association II, 6.5%, 8/20/28              41,629
54,381   Government National Mortgage Association II, 6.5%, 12/20/28             56,758
41,191   Government National Mortgage Association II, 6.5%, 9/20/31              42,945
51,823   Government National Mortgage Association II, 7.0%, 5/20/26              54,759
20,563   Government National Mortgage Association II, 7.0%, 1/20/31              21,665
8,887    Government National Mortgage Association II, 7.5%, 8/20/27               9,513
3,257    Government National Mortgage Association II, 8.0%, 8/20/25               3,498
12,000   Tennessee Valley Authority SD BB Vrn, 6/1/28                           295,801
50,000   U.S. Treasury Bonds, 4.0%, 2/15/14                                      48,253
1,950,000U.S. Treasury Bonds, 6.25%, 8/15/23                                  2,270,455
400,000  U.S. Treasury Bonds, 7.25%, 5/15/16                                    490,516
370,000  U.S. Treasury Note, 4.25%, 11/15/14                                    362,354
375,000  U.S. Treasury Notes, 4.75%, 5/15/14                                    382,031
925,000  U.S. Treasury Notes, 6.375%, 8/15/27                                 1,111,337
4,700,000U.S. Treasury Notes, 6.5%, 2/15/10                                   5,175,325
                                                                            $44,172,568
         Total Government                                                   $44,172,568
         TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
         (Cost   $43,855,567)                                               $44,172,568

Principal
Amount                                                                           Value
         TEMPORARY CASH INVESTMENT - 2.6 %
         Repurchase Agreement - 2.6 %
$1,200,00UBS Warburg, Inc., 2.40%, dated 3/31/05, repurchase price of $1,200,000 plus accrued interest on 4/1/05 collateralized by $1,200,000 U.S. Treasury
         Bill, 5.625%, 5/15/08                                              $ 1,200,000
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost   $1,200,000)                                                $ 1,200,000

         TOTAL INVESTMENT IN SECURITIES - 99.7%
         (Cost   $45,835,359) (a)                                           $46,135,491

         OTHER ASSETS AND LIABILITIES - 0.3%                                $  123,016

         TOTAL NET ASSETS - 100.0%                                          $46,258,507

(a) At March 31, 2005, the net unrealized loss on investments based on cost for federal income tax purposes of $46,104,161 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                          $   84,699

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                             (53,369)

         Net unrealized loss                                                $   31,330

(b)      Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.  The rate shown is the rate at March 31, 2005.




         Pioneer Balanced VCT Portfolio
         Schedule of Investments  3/31/05 (unaudited)

Shares                                                                 Value
         COMMON STOCKS - 63.2 %
         Energy - 6.7 %
         Integrated Oil & Gas - 0.5 %
3,900    Exxon Mobil Corp.                                           $ 232,440
         Oil & Gas Drilling - 4.1 %
8,700    Encana Corp.                                                $ 612,654
33,400   ENSCO International, Inc.                                    1,257,844
                                                                     $1,870,498
         Oil & Gas Equipment & Services - 1.9 %
18,398   National-Oilwell Varco, Inc. *                              $ 859,187
         Oil & Gas Exploration & Production - 0.2 %
1,900    Pioneer Natural Resources Co.                               $  81,168
         Total Energy                                                $3,043,293
         Materials - 4.3 %
         Commodity Chemicals - 2.3 %
21,600   Praxair, Inc.                                               $1,033,776
         Precious Metals & Minerals - 2.0 %
21,800   Newmont Mining Corp.                                        $ 921,050
         Total Materials                                             $1,954,826
         Capital Goods - 3.3 %
         Aerospace & Defense - 3.0 %
25,000   Northrop Grumman Corp.                                      $1,349,500
         Electrical Component & Equipment - 0.3 %
5,400    Molex, Inc.                                                 $ 127,440
         Total Capital Goods                                         $1,476,940
         Commercial Services & Supplies - 0.7 %
         Diversified Commercial Services - 0.7 %
7,400    Cintas Corp.                                                $ 305,694
         Total Commercial Services & Supplies                        $ 305,694
         Transportation - 1.8 %
         Trucking - 1.8 %
11,200   United Parcel Service                                       $ 814,688
         Total Transportation                                        $ 814,688
         Media - 3.7 %
         Broadcasting & Cable Television - 1.4 %
8,800    Clear Channel Communications, Inc.                          $ 303,336
10,200   Comcast Corp (Special) *                                      340,680
                                                                     $ 644,016
         Movies & Entertainment - 2.3 %
29,319   Viacom, Inc. (Class B)                                      $1,021,181
         Total Media                                                 $1,665,197
         Retailing - 4.4 %
         Apparel Retail - 2.5 %
19,300   Liz Claiborne, Inc.                                         $ 774,509
11,600   Ross Stores, Inc.                                             338,024
                                                                     $1,112,533
         General Merchandise Stores - 1.7 %
25,500   Family Dollar Stores, Inc.                                  $ 774,180
         Specialty Stores - 0.2 %
6,491    Blockbuster, Inc.                                           $  57,316
6,491    Blockbuster, Inc. (Class B)                                    54,265
                                                                     $ 111,581
         Total Retailing                                             $1,998,294
         Food & Drug Retailing - 5.0 %
         Drug Retail - 2.3 %
19,500   CVS Corp.                                                   $1,026,090
         Food Retail - 1.9 %
13,000   Wm. Wrigley Jr. Co.                                         $ 852,410
         Hypermarkets & Supercenters - 0.8 %
7,800    Wal-Mart Stores, Inc.                                       $ 390,858
         Total Food & Drug Retailing                                 $2,269,358
         Food, Beverage & Tobacco - 4.8 %
         Distillers & Vintners - 1.5 %
14,300   Anheuser-Busch Co., Inc.                                    $ 677,677
         Soft Drinks - 3.3 %
7,900    The Coca-Cola Co.                                           $ 329,193
21,800   PepsiCo, Inc.                                                1,156,054
                                                                     $1,485,247
         Total Food, Beverage & Tobacco                              $2,162,924
         Household & Personal Products - 0.9 %
         Household Products - 0.9 %
9,300    Estee Lauder Co.                                            $ 418,314
         Total Household & Personal Products                         $ 418,314
         Health Care Equipment & Services - 4.3 %
         Health Care Distributors - 2.5 %
6,400    Cardinal Health, Inc.                                       $ 357,120
17,800   Wyeth                                                         750,804
                                                                     $1,107,924
         Health Care Equipment - 1.8 %
7,000    Biomet, Inc.                                                $ 254,100
7,700    Guidant Corp.                                                 569,030
                                                                     $ 823,130
         Total Health Care Equipment & Services                      $1,931,054
         Pharmaceuticals & Biotechnology - 4.5 %
         Biotechnology - 1.3 %
10,016   Amgen, Inc. *                                               $ 583,031
         Pharmaceuticals - 3.2 %
4,000    Eli Lilly & Co.                                             $ 208,400
25,400   IVAX Corp. *                                                  502,158
28,288   Pfizer, Inc.                                                  743,126
                                                                     $1,453,684
         Total Pharmaceuticals & Biotechnology                       $2,036,715
         Diversified Financials - 2.8 %
         Asset Management & Custody Banks - 1.0 %
15,700   The Bank of New York Co., Inc.                              $ 456,085
         Consumer Finance - 1.4 %
12,300   American Express Co.                                        $ 631,851
         Investment Banking & Brokerage - 0.4 %
2,900    Merrill Lynch & Co., Inc.                                   $ 164,140
         Total Diversified Financials                                $1,252,076
         Insurance - 4.2 %
         Property & Casualty Insurance - 4.2 %
515      Berkshire Hathaway, Inc. (Class B) *                        $1,470,840
4,800    Progressive Corp.                                             440,448
                                                                     $1,911,288
         Total Insurance                                             $1,911,288
         Software & Services - 7.4 %
         Application Software - 4.6 %
53,700   Microsoft Corp.                                             $1,297,929
35,600   Symantec Corp. *                                              759,348
                                                                     $2,057,277
         Data Processing & Outsourced Services - 2.8 %
32,700   First Data Corp.                                            $1,285,437
         Total Software & Services                                   $3,342,714
         Technology Hardware & Equipment - 2.2 %
         Communications Equipment - 0.7 %
27,100   Avaya, Inc. *                                               $ 316,528
         Computer Hardware - 1.5 %
31,322   Hewlett-Packard Co.                                         $ 687,205
         Total Technology Hardware & Equipment                       $1,003,733
         Semiconductors - 0.4 %
7,800    Intel Corp.                                                 $ 181,194
         Total Semiconductors                                        $ 181,194
         Telecommunication Services - 1.9 %
         Wireless Telecommunication Services - 1.9 %
32,300   Vodafone Group Plc (A.D.R.)                                 $ 857,888
         Total Telecommunication Services                            $ 857,888
         TOTAL COMMON STOCKS
         (Cost   $25,356,021)                                        $28,626,190
         ASSET BACKED SECURITIES - 0.3 %
         Diversified Financials - 0.2 %
         Other Diversified Finance Services - 0.2 %
82,710   PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)    $  83,237
         Total Diversified Financials                                $  83,237
         Utilities - 0.2 %
         Electric Utilities - 0.2 %
70,950   FPL Energy Wind Funding 6.876%, 6/27/17 (144A)              $  72,192
         Total Utilities                                             $  72,192
         TOTAL ASSET BACKED SECURITIES
         (Cost   $156,045)                                           $ 155,429
         COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3 %
         Diversified Financials - 0.3 %
         Diversified Financial Services - 0.3 %
100,000  Tower 2004-1A E, 5.395%, 1/15/34                            $  97,316
50,000   Tower 2004-2A F, 6.376%, 12/15/14                              49,305
                                                                     $ 146,621
         Total Diversified Financials                                $ 146,621
         (Cost   $150,000)                                           $ 146,621
         CORPORATE BONDS - 10.7 %
         Energy - 0.6 %
         Integrated Oil & Gas - 0.1 %
40,000   Occidental Petroleum, 6.75%, 1/15/12                        $  44,251
         Oil & Gas Exploration & Production - 0.4 %
100,000  Gazprom International SA., 7.201%, 2/1/20 (144A)            $ 102,000
100,000  Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                    99,000
                                                                     $ 201,000
         Oil & Gas Refining Marketing & Transportation - 0.1 %
25,000   TGT Pipeline LLC, 5.5%, 2/1/17 (144A)                       $  24,868
         Total Energy                                                $ 270,119
         Materials - 1.3 %
         Aluminum - 0.1 %
50,000   Novelis, Inc., 7.25%, 2/15/15 (144A)                        $  49,000
         Commodity Chemicals - 0.2 %
100,000  Nova Chemicals Ltd., 6.5%, 1/15/12                          $ 102,500
         Diversified Metals & Mining - 0.3 %
125,000  Inco Ltd., 7.2%, 9/15/32                                    $ 145,622
         Metal & Glass Containers - 0.1 %
40,000   Tenneco Packaging, 8.125%, 6/15/17                          $  48,245
         Paper Packaging - 0.3 %
150,000  Bemis Co., Inc., 6.7%, 7/1/05                               $ 151,126
         Paper Products - 0.2 %
100,000  Abitibi-Consolidated, Inc., 6.95%, 4/1/08                   $  98,500
         Total Materials                                             $ 594,993
         Capital Goods - 0.5 %
         Construction & Engineering - 0.1 %
50,000   Shaw Group, Inc., 10.75%, 3/15/10                           $  54,250
         Electrical Component & Equipment - 0.2 %
75,000   Thomas & Betts Corp., 7.25%, 6/1/13                         $  79,648
         Industrial Conglomerates - 0.2 %
55,000   General Electric Capital Corp., 6.125%, 2/22/11             $  58,754
30,000   General Electric Capital Corp., 6.75%, 3/15/32                 34,630
                                                                     $  93,384
         Total Capital Goods                                         $ 227,282
         Commercial Services & Supplies - 0.1 %
         Diversified Commercial Services - 0.1 %
25,000   Deluxe Corp., 3.5%, 10/1/07                                 $  24,354
         Total Commercial Services & Supplies                        $  24,354
         Automobiles & Components - 0.8 %
         Auto Parts & Equipment - 0.4 %
75,000   Delphi Corp., 6.55%, 6/15/06                                $  73,727
100,000  Sun Sage BV, 8.25%, 3/26/09 (144A)                            104,000
                                                                     $ 177,727
         Automobile Manufacturers - 0.4 %
200,000  General Motors, 7.2%, 1/15/11                               $ 180,554
         Total Automobiles & Components                              $ 358,281
         Media - 1.3 %
         Broadcasting & Cable Television - 0.9 %
250,000  Comcast Cable Corp., 7.125%,  6/15/13                       $ 278,121
100,000  Cox Communications, 7.125%, 10/1/12                           109,059
                                                                     $ 387,180
         Publishing - 0.4 %
170,000  News America, Inc., 7.3%, 4/30/28                           $ 189,427
         Total Media                                                 $ 576,607
         Retailing - 0.2 %
         Specialty Stores - 0.2 %
100,000  Toys R Us, 7.875%, 4/15/13                                  $  89,250
         Total Retailing                                             $  89,250
         Food, Beverage & Tobacco - 0.4 %
         Tobacco - 0.4 %
150,000  Altria Group, Inc., 7.0%, 11/4/13                           $ 160,955
         Total Food, Beverage & Tobacco                              $ 160,955
         Health Care Equipment & Services - 0.7 %
         Health Care Facilities - 0.4 %
200,000  HCA, Inc., 6.3%, 10/1/12                                    $ 199,809
         Health Care Supplies - 0.2 %
100,000  Bausch & Lomb, 7.125%, 8/1/28                               $ 107,238
         Managed Health Care - 0.1 %
30,000   Coventry Health Care, Inc., 5.875%, 1/15/12 (144A)          $  30,000
         Total Health Care Equipment & Services                      $ 337,047
         Banks - 0.3 %
         Diversified Banks - 0.3 %
50,000   KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                      $  48,745
75,000   National Westminster, 7.375%, 10/1/09                          83,129
                                                                     $ 131,874
         Total Banks                                                 $ 131,874
         Diversified Financials - 1.1 %
         Consumer Finance - 0.2 %
100,000  SLM Corp., Floating Rate, 7/25/14                           $  98,052
         Investment Banking & Brokerage - 0.2 %
75,000   E*Trade Financial Corp., 8.0%, 6/15/11                      $  77,250
         Diversified Financial Services - 0.4 %
100,000  Brascan Corp., 5.75%, 3/1/10                                $ 102,889
100,000  Glencore Funding LLC, 6.0%, 4/15/14 (144A)                     95,100
                                                                     $ 197,989
         Specialized Finance - 0.2 %
100,000  MDP Acquistions, 9.625%, 10/1/12                            $ 107,500
         Total Diversified Financials                                $ 480,791
         Insurance - 1.1 %
         Life & Health Insurance - 0.2 %
100,000  Provident Co., Inc., 7.0%, 7/15/18                          $ 102,455
         Multi-Line Insurance - 0.1 %
50,000   Loew Corp., 5.25%, 3/15/16                                  $  48,780
         Property & Casualty Insurance - 0.5 %
85,000   Kingsway America, Inc., 7.5%, 2/1/14                        $  87,188
150,000  Ohio Casualty Corp., 7.3%, 6/15/14                            160,329
                                                                     $ 247,517
         Reinsurance - 0.2 %
100,000  Odyssey Re Holdings, 7.65%, 11/1/13                         $ 108,485
         Total Insurance                                             $ 507,237
         Real Estate - 1.0 %
         Real Estate Investment Trusts - 1.0 %
100,000  Colonial Reality LP, 6.15%, 4/15/13                         $ 104,144
150,000  Hospitality Properties Trust, 6.75%, 2/15/13                  160,998
107,000  Host Marriot LP, 6.375%, 3/15/15 (144A)                       101,115
75,000   Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)                74,626
                                                                     $ 440,883
         Total Real Estate                                           $ 440,883
         Technology Hardware & Equipment - 0.8 %
         Computer Hardware - 0.8 %
250,000  NCR Corp., 7.125%, 6/15/09                                  $ 269,070
100,000  UNISYS Corp., 6.875%, 3/15/10                                  99,750
                                                                     $ 368,820
         Total Technology Hardware & Equipment                       $ 368,820
         Telecommunication Services - 0.4 %
         Integrated Telecommunication Services - 0.4 %
100,000  Intelsat Ltd., 6.5%, 11/1/13                                $  80,250
100,000  Telecom Italia Capital, 5.25%, 11/15/2013                      98,797
                                                                     $ 179,047
         Total Telecommunication Services                            $ 179,047
         Utilities - 0.2 %
         Electric Utilities - 0.2 %
95,000   FLP Energy American Wind Llc, 6.639%, 6/20/23 (144A)        $ 101,242
         Total Utilities                                             $ 101,242
         TOTAL CORPORATE BONDS
         (Cost   $4,722,783)                                         $4,848,782
         U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.1 %
         Government - 24.1 %
134,790  Federal Home Loan Mortgage Corp., 5.5%, 10/1/16             $ 137,699
176,122  Federal Home Loan Mortgage Corp., 5.5%, 9/1/17                179,901
427,300  Federal Home Loan Mortgage Corp., 5.5%, 1/1/34                428,695
192,905  Federal Home Loan Mortgage Corp., 5.5%, 1/1/35                193,544
97,879   Federal Home Loan Mortgage Corp., 6.0%, 1/1/32                100,309
1,069,128Federal Home Loan Mortgage Corp., 6.0%, 1/1/33               1,095,644
31,925   Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                 33,017
44,536   Federal Home Loan Mortgage Corp., 6.5%, 7/1/33                 46,401
9,383    Federal Home Loan Mortgage Corp., 6.5%, 11/1/33                 9,738
142,622  Federal National Mortgage Association, 5.0%, 6/1/34           139,531
191,370  Federal National Mortgage Association, 5.5%, 2/1/17           195,228
222,758  Federal National Mortgage Association, 5.5%, 11/1/33          223,496
116,973  Federal National Mortgage Association, 5.5%, 3/1/34           117,223
214,794  Federal National Mortgage Association, 5.5%, 4/1/34           215,253
256,124  Federal National Mortgage Association, 5.5%, 9/1/34           256,671
291,840  Federal National Mortgage Association, 5.5%, 10/1/34          292,463
126,929  Federal National Mortgage Association, 6.0%, 12/1/33          129,774
110,000  Federal National Mortgage Association, 6.125%, 3/15/12        119,026
19,698   Federal National Mortgage Association, 6.5%, 8/1/13            20,580
17,227   Federal National Mortgage Association, 6.5%, 8/1/14            18,001
61,296   Federal National Mortgage Association, 6.5%, 12/1/21           63,909
64,003   Federal National Mortgage Association, 6.5%, 4/1/29            67,047
85,401   Federal National Mortgage Association, 6.5%, 7/1/32            88,824
129,942  Federal National Mortgage Association, 6.5%, 7/1/32           135,100
59,546   Federal National Mortgage Association, 6.5%, 9/1/32            62,298
41,448   Federal National Mortgage Association, 6.5%, 10/1/32           43,093
16,191   Federal National Mortgage Association, 6.5%, 10/1/32           16,833
10,000   Federal National Mortgage Association, 7.125%, 6/15/10         11,171
26,974   Federal National Mortgage Association, 9.0%, 4/1/33            28,648
383,056  Freddie Mac, 5.0%, 4/1/34                                     375,038
235,826  Freddie Mac, 5.0%, 5/1/34                                     230,890
150,000  Freddie Mac, 5.75%, 1/15/12                                   159,219
234,583  Freddie Mac, 6.0%, 11/1/33                                    240,164
42,693   Freddie Mac, 6.0%, 6/1/34                                      43,709
44,881   Government National Mortgage Association, 4.5%, 1/15/35        42,999
374,014  Government National Mortgage Association, 5.0%, 10/15/34      369,569
110,166  Government National Mortgage Association, 5.0%, 4/15/34       108,800
84,488   Government National Mortgage Association, 5.5%, 4/15/33        85,355
210,609  Government National Mortgage Association, 5.5%, 8/15/19       216,609
166,026  Government National Mortgage Association, 5.5%, 8/15/33       167,730
48,679   Government National Mortgage Association, 5.5%, 9/15/33        49,239
327,183  Government National Mortgage Association, 6.0%, 8/15/32       336,984
51,151   Government National Mortgage Association, 6.5%, 10/15/28       53,548
117,441  Government National Mortgage Association, 6.5%, 5/15/33       122,718
148,294  Government National Mortgage Association I, 6.0%, 9/15/32     152,659
244,769  Government National Mortgage Association I, 5.5%, 6/15/33     247,281
168,693  Government National Mortgage Association I, 5.5%, 7/15/33     170,424
424,476  Government National Mortgage Association I, 6.0%, 9/15/33     436,497
171,381  Government National Mortgage Association II, 5.5%, 2/20/34    172,880
270,581  Government National Mortgage Association II, 6.0%, 10/20/33   278,747
22,883   Government National Mortgage Association II, 7.5%, 9/20/29     24,460
175,000  U.S. Treasury Bonds, 5.25%, 11/15/28                          184,044
470,000  U.S. Treasury Notes, 4.0%, 11/15/12                           458,838
500,000  U.S. Treasury Notes, 4.25%, 11/15/14                          489,668
300,000  U.S. Treasury Notes, 4.75%, 11/15/08                          307,195
200,000  U.S. Treasury Notes, 4.75%, 5/15/14                           203,750
130,000  U.S. Treasury Notes, 5.375%, 2/15/31                          141,685
500,000  U.S. Treasury Notes, 5.625%, 5/15/08                          524,043
100,000  U.S. Treasury Strip, 0%, 11/15/15                           $  60,798

         Total Government                                            $10,607,057
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost   $10,976,480)                                        $10,607,057

         TOTAL INVESTMENTS IN SECURITIES - 98.7%
         (Cost $41,361,329)                                          $44,384,079

         OTHER ASSETS AND LIABILITIES - 1.3%                         $ 910,588

         TOTAL NET ASSETS - 100.0%                                   $45,294,667

(A.D.R.) American Depositary Receipt
*        Non-Income producing security
144A     Security is exempt from registration under Rule 144A of the Securities Act of 1933.
         Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2005, the value of these securities amounted to $936,380 or 2.1% of net assets.

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $41,450,109 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                   $3,803,875

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                    (552,305)

         Net unrealized loss                                         $3,251,570



         Pioneer Bond VCT Portfolio
         Schedule of Investments  3/31/05 (unaudited)

Principal
Amount                                                                  Value
         ASSET BACKED SECURITIES - 2.0 %
         Diversified Financials - 1.4 %
         Consumer Finance - 0.4 %
$124,265 Americredit Automobile Receivables Trust, Floating Rate Note$   124,289
         Specialized Finance - 1.0 %
420,000  MBNA Credit Card Master Note, Floating Rate Note, 12/15/08  $   420,398
         Total Diversified Financials                                $   544,687
         Utilities - 0.6 %
         Electrical Utilities - 0.6 %
222,310  FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)             $   226,200
         Total Utilities                                             $   226,200
         TOTAL ASSET BACKED SECURITIES
         (Cost   $774,202)                                           $   770,887

         COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1 %
         Diversified Financials - 1.1 %
         Diversified Financial Services - 1.1 %
450,000  Tower 2004-2A F, 6.376%, 12/15/14                           $   443,745
         Total Diversified Financials                                $   443,745
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost   $450,000)                                           $   443,745

         CORPORATE BONDS - 29.6 %
         Energy - 3.2 %
         Integrated Oil & Gas - 0.9 %
215,000  Petro-Canada, 4.00%, 7/15/13                                $   197,864
140,000  USX Corp., 6.85%, 3/1/08                                        148,791
                                                                     $   346,655
         Oil & Gas Exploration & Production - 1.1 %
370,000  Pemex Project Funding Master, 9.125%, 10/13/10              $   427,350
         Oil & Gas Refining Marketing & Transportation - 1.2 %
 50,000  TGT Pipeline LLC, 5.50%, 2/1/17 (144A)                      $    49,737
295,000  Kinder Morgan Energy Partners, 6.75%, 3/15/11                   320,043
100,000  Colorado Interstate Gas, 5.95%, 3/15/15 (144A)                   96,395
                                                                     $   466,175
         Total Energy                                                $ 1,240,180
         Materials - 1.7 %
         Aluminum - 0.7 %
285,000  Novelis, Inc., 7.25%, 2/15/15 (144A)                        $   279,300
         Fertilizers & Agricultural Chemicals - 0.5 %
220,000  Potash Corp Saskatchewan, 4.875%, 3/1/13                    $   215,877
         Paper Products - 0.5 %
225,000  Abitibi-Consolidated Inc., 6.0%, 6/20/13                    $   194,625
         Total Materials                                             $   689,802
         Capital Goods - 0.9 %
         Aerospace & Defense - 0.5 %
190,000  Boeing Co., 5.125%, 2/15/13                                 $   191,031
         Construction & Engineering - 0.1 %
 40,000  Shaw Group, Inc., 10.75%, 3/15/10                           $    43,400
         Trading Companies & Distributors - 0.3 %
145,000  Noble Group, Ltd., 6.625%, 3/17/15 (144A)                   $   134,125
         Total Capital Goods                                         $   368,556
         Automobiles & Components - 2.6 %
         Auto Parts & Equipment - 0.4 %
155,000  Delphi Corp., 6.55%, 6/15/06                                $   152,370
         Automobile Manufacturers - 2.2 %
225,000  GMAC, 6.125%, 9/15/06                                       $   223,962
635,000  Ford Motor Co., 7.25%, 10/1/08                                  651,605
                                                                     $   875,567
         Total Automobiles & Components                              $ 1,027,937
         Consumer Durables & Apparel - 0.7 %
         Housewares & Specialties - 0.7 %
275,000  Newell Rubbermaid, Inc., 4.625%, 12/15/09                   $   271,504
         Total Consumer Durables & Apparel                           $   271,504
         Media - 1.4 %
         Broadcasting & Cable TV - 0.8 %
335,000  Comcast Corp., 5.3%, 1/15/14                                $   331,364
         Movies & Entertainment - 0.6 %
215,000  Time Warner, Inc., 6.75%, 4/15/11                           $   232,328
         Total Media                                                 $   563,692
         Food, Beverage & Tobacco - 2.2 %
         Brewers - 0.7 %
280,000  Miller Brewing Co., 5.5%, 8/15/13 (144A)                    $   284,668
         Packaged Foods & Meats - 0.8 %
280,000  Unilever Capital Corp., 7.125%, 11/1/10                     $   313,600
         Soft Drinks - 0.7 %
280,000  Bottling Group LLC, 5.0%, 11/15/13                          $   279,597
         Total Food, Beverage & Tobacco                              $   877,865
         Health Care Equipment & Services - 2.0 %
         Health Care Distributors - 0.9 %
360,000  Cardinal Health, Inc., 6.0%, 1/15/2006                      $   363,786
         Health Care Facilities - 0.9 %
350,000  HCA, Inc., 6.3%, 10/1/12                                    $   349,666
         Managed Health Care - 0.2 %
 70,000  Coventry Health Care, Inc., 5.875%, 1/15/12 (144A)          $    70,000
         Total Health Care Equipment & Services                      $   783,452
         Banks - 3.4 %
         Diversified Banks - 2.7 %
225,000  US Bancorp, 3.125%, 3/15/08                                 $   217,377
855,000  International Bank for Reconstruction & Development, 4.375%,    862,079
                                                                     $ 1,079,456
         Regional Banks - 0.7 %
280,000  Keycorp, 2.75%, 2/27/07                                     $   272,071
         Total Banks                                                 $ 1,351,527
         Diversified Financials - 3.3 %
         Consumer Finance - 1.0 %
415,000  SLM Corp., Floating Rate Note, 7/25/14                      $   406,916
         Diversified Financial Services - 2.3 %
500,000  Bombardier Capital, Inc., 7.09%, 3/30/07                    $   501,250
400,000  Glencore Funding LLC, 6.0%, 4/15/14 (144A)                      380,398
                                                                     $   881,648
         Total Diversified Financials                                $ 1,288,564
         Insurance - 1.8 %
         Life & Health Insurance - 1.1 %
450,000  Lincoln National Corp., 5.25%, 6/15/07                      $   458,451
         Property & Casualty Insurance - 0.7 %
250,000  Ohio Casualty Corp., 7.3%, 6/15/14                          $   267,215
         Total Insurance                                             $   725,666
         Real Estate - 1.7 %
         Real Estate Investment Trusts - 1.7 %
350,000  Hospitality Properties Trust, 5.125%, 2/15/15               $   334,884
350,000  Health Care REIT, 6.0%, 11/15/13                                356,207
                                                                     $   691,091
         Total Real Estate                                           $   691,091
         Technology Hardware & Equipment - 0.9 %
         Communications Equipment - 0.9 %
350,000  Corning, Inc., 5.9%, 3/15/14                                $   348,881
         Total Technology Hardware & Equipment                       $   348,881
         Utilities - 3.8 %
         Electric Utilities - 2.2 %
135,000  FPL Energy National Wind, 6.125%, 3/25/19 (144A)            $   133,969
305,000  PSE&G Power, 6.95%, 6/1/12                                      337,562
115,000  Crocket Cogeneration, 5.869%, 3/30/25 (144A)                    115,079
260,000  Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)                254,428
                                                                     $   841,038
         Multi-Utilities & Unregulated Power - 1.6 %
470,000  Avista Corp., 7.75%, 1/1/07                                 $   496,397
140,000  Dominion Resources, 6.25%, 6/30/12                              149,924
                                                                     $   646,321
         Total Utilities                                             $ 1,487,359
         TOTAL CORPORATE BONDS
         (Cost   $11,694,785)                                        $11,716,076

         U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.5 %
 98,790  Federal Home Loan Mortgage Corp., 3.5%, 9/15/10             $    98,695
305,048  Federal Home Loan Mortgage Corp., 5.5%, 9/1/33                  306,401
169,910  Federal Home Loan Mortgage Corp., 6.00%, 1/1/34                 173,954
955,000  Federal Home Loan Mortgage Corp., 6.0%, 4/15/32                 992,860
1,573,555Federal National Mortgage Association, 4.816%, 12/1/12        1,572,463
1,521,426Federal National Mortgage Association, 5.00%, 12/1/17         1,522,794
1,392,064Federal National Mortgage Association, 5.00%, 3/1/33          1,364,918
739,449  Federal National Mortgage Association, 5.0%, 5/1/34             723,422
730,000  Federal National Mortgage Association, 5.24%, 8/7/18            735,575
597,011  Federal National Mortgage Association, 5.50%, 7/1/23            603,278
982,666  Federal National Mortgage Association, 5.50%, 9/1/17          1,002,399
1,257,331Federal National Mortgage Association, 5.50%, 2/1/18          1,284,200
 41,297  Federal National Mortgage Association, 6.0%, 1/1/29              42,350
143,841  Federal National Mortgage Association, 6.00%, 9/1/29            147,427
 94,359  Federal National Mortgage Association, 6.00%, 6/1/15             97,532
306,950  Federal National Mortgage Association, 6.00%, 3/1/31            314,150
413,123  Federal National Mortgage Association, 6.0%, 8/1/32             422,816
179,696  Federal National Mortgage Association, 6.50%,  7/1/29           187,202
 55,832  Federal National Mortgage Association, 6.50%, 1/1/15             58,340
 86,465  Federal National Mortgage Association, 7.00%, 3/1/12             90,603
 72,269  Federal National Mortgage Association, 8.00%, 2/1/29             77,872
 41,765  Federal National Mortgage Association, 8.00%, 4/1/08             43,143
 25,045  Federal National Mortgage Association, 8.00%,  2/1/30            26,971
  6,046  Federal National Mortgage Association, 8.00%,  2/1/30             6,511
 70,584  Federal National Mortgage Association, 8.00%, 10/1/30            75,991
 10,843  Federal National Mortgage Association, 8.00%, 4/1/30             11,674
 32,248  Federal National Mortgage Association, 8.00%, 7/1/30             34,719
363,090  Federal National Mortgage Association, 8.00%, 3/1/31            391,008
 33,468  Federal National Mortgage Association, 8.00%, 1/1/31             36,031
 19,001  Federal National Mortgage Association, 8.00%, 5/1/31             20,456
 26,842  Federal National Mortgage Association, 9.50%, 2/1/21             29,823
246,694  Government National Mortgage Association, 5.0%, 7/15/19         249,210
433,558  Government National Mortgage Association, 5.50%, 12/15/34       437,891
1,851,379Government National Mortgage Association, 5.50%, 10/15/33     1,870,376
955,809  Government National Mortgage Association, 5.50%, 8/15/33        965,617
 12,041  Government National Mortgage Association, 6.00%, 4/15/14         12,503
460,818  Government National Mortgage Association, 6.0%, 8/15/34         473,773
1,404,475Government National Mortgage Association, 6.00%, 9/15/34      1,443,959
2,233,082Government National Mortgage Association, 6.0%, 9/15/34       2,295,860
 79,146  Government National Mortgage Association, 6.00%, 8/15/13         82,187
 73,987  Government National Mortgage Association, 7.00%, 4/15/28         78,344
 24,051  Government National Mortgage Association, 7.75%, 11/15/29        25,778
1,075,452Government National Mortgage Association II, 5.5%, 11/20/34   1,084,857
685,000  U.S. Treasury Bonds, 7.125%, 2/15/23                            867,703
405,000  U.S. Treasury Notes, 1.50%, 7/31/05                             403,133
1,200,000U.S. Treasury Notes, 5.50%, 8/15/28                           1,303,594
1,120,000U.S. Treasury Notes, 5.25%, 2/15/29                           1,179,369
250,000  U.S. Treasury Notes, 5.375%, 2/15/31                            272,471
475,000  U.S. Treasury Strip, 0%, 2/15/11                                370,206
                                                                     $25,912,409
         TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
         (Cost   $25,971,666)                                        $25,912,409

         TOTAL INVESTMENT IN SECURITIES - 98.2%
         (Cost   $38,890,653)(a)                                     $38,843,117

         OTHER ASSETS AND LIABILITIES - 1.8%                         $  692,411

         TOTAL NET ASSETS - 100.0%                                   $39,535,528

  144A   Security is exempt from registration under Rule 144A of the Securities
Act of
         1933.  Such securities may be resold normally to qualified institutional buyers
         in a transaction exempt from registration.  At March 31, 2005, the value of these
         securities amounted to $2,024,299 or 5.1% of net assets.

   (a) At March 31, 2005, the net unrealized loss on investments based on cost for federal income tax purposes of $39,250,461 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                   $ 711,539

         Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
(1,118,883)

         Net unrealized loss                                         $(407,344)

             Pioneer Emerging Markets VCT Portfolio
             Schedule of Investments  03/31/05 (unaudited)
Shares                                                                  Value
             PREFERRED STOCK - 2.3 %
             Capital Goods - 0.1 %
             Industrial Conglomerates - 0.1 %
3,445        LG Corp.                                               $     48,082
             Total Capital Goods                                    $     48,082

             Banks - 0.5 %
             Diversified Banks - 0.4 %
1,193        Banco Itau Holding Financeira                          $    194,246
             Total Banks                                            $    194,246

             Telecommunication Services - 1.0 %
             Integrated Telecommunication Services - 0.6 %
15,401       Tele Norte Leste Participacoes (A.D.R.) *              $    238,253

             Wireless Telecommunication Services - 0.3 %
5,200        Telemig Celular Participacoes Sponsored (A.D.R.)       $    150,540
             Total Telecommunication Services                       $    388,793

             Utilities - 0.8 %
             Electric Utilities - 0.7 %
48,116       Centrais Electricas Brasileiras SA (A.D.R.) * (b)      $    309,723
             Total Utilities                                        $    309,723
             TOTAL PREFERRED STOCK                                  $    940,844
             (Cost   $679,104)

             COMMON STOCK - 95.4 %
             Energy - 9.9 %
             Integrated Oil & Gas - 6.3 %
225,000      CNOOC, Ltd.                                            $    122,809
3,280        Lukoil Holding Spon (A.D.R.) *                              442,374
35,300       Petrobras Brasileiro (A.D.R.)                             1,357,991
16,300       Surgutneftegaz (A.D.R.) * (b)                               580,053
                                                                    $  2,503,227
             Oil & Gas Equipment And Services - 0.6 %
3,600        Samchully Co., Ltd. *                                  $    251,699

             Oil & Gas Exploration & Production - 2.1 %
485,600      China Petroleum & Chemical                             $    197,638
514,000      Panva Gas Holdings, Ltd. *                                  215,792
3,100        Mol Magyar Olaj                                             249,757
39,600       PTT Public Co., Ltd.                                        195,368
                                                                    $    858,555
             Oil & Gas Refining Marketing & Transportation - 0.8 %
2,066,400    Petron Corp.                                           $    130,071
7,800        Repsol SA (A.D.R.)                                          207,090
                                                                    $    337,161
             Total Energy                                           $  3,950,642

             Materials - 13.9 %
             Commodity Chemicals - 1.8 %
3,869        Daelim Industrial Co.                                  $    204,571
11,800       Reliance Industries, Ltd. (144A)                            296,180
13,811,500   Ultrapar Participacoes SA                                   219,181
                                                                    $    719,932
             Construction Materials - 2.5 %
6,450        Asia Cement Co., Ltd. *                                $    231,377
46,906       Akcansa Cimento AS                                          170,250
460,000      PT Indocement Tunggal Prakarsa Tbk *                        135,982
721,100      Lafarge Malayan Cement Bhd.                                 138,528
14,400       Siam City Cement Co., Ltd.                                  102,331
28,000       Siam Cement Co., Ltd.                                       188,956
2,445        Ultra Tech Cement, Ltd. *                                    19,770
                                                                    $    987,194
             Diversified Chemical - 0.5 %
353,234      Sinopac Holdings Co.                                   $    193,291

             Diversified Metals & Mining - 2.4 %
13,200       Anglo American Platinum Corp., Ltd.                    $    493,013
4,900        Freeport-McMoRan Copper & Gold, Inc. (Class B)              194,089
1,618        Norilsk Nickel *                                             94,653
131,000      Yanzhou Coal Mining                                         178,831
                                                                    $    960,586
             Fertilizers & Agricultural Chems - 0.6 %
44,000       Makhteshim-Agan Industries, Ltd.                       $    245,774

             Gold - 0.9 %
476,000      Zijin Mining Group Co., Ltd.                           $    195,302
30,100       IAMGOLD Corp.                                               184,814
                                                                    $    380,116
             Paper Products - 0.5 %
5,270        Aracruz Cellulose SA (A.D.R.)                          $    188,666

             Precious Metals & Minerals - 3.6 %
19,500       Anglogold Ashanti, Ltd. (A.D.R.) (b)                   $    671,775
1,750        Anglogold Ashanti, Ltd.                                      60,336
23,200       Compania de Minas Buenaventura SA                           528,496
740,000      PT Aneka Tambang TBK                                        175,784
                                                                    $  1,436,391
             Specialty Chemicals - 0.5 %
117,501      Formosa Plastic Corp.                                  $    210,598

             Steel - 0.6 %
16,800       Remgro, Ltd.                                           $    253,707
             Total Materials                                        $  5,576,255

             Capital Goods - 7.6 %
             Building Products - 2.0 %
25,900       Daewoo Heavy Industries & Machinery, Ltd. *            $    485,851
2,530        Hanil Cement Co., Ltd.                                      150,676
49,000       Trakya Cam Sanayii A.S. *                                   163,336
                                                                    $    799,863
             Construction & Engineering - 2.5 %
379,435      CTCI Corp.                                             $    229,902
414,400      Empressa ICA Sociedad Controladora S.A. de C.V. *           159,570
12,840       Kyeryong Construction Industrial Co., Ltd.                  304,133
10,800       LG Construction, Ltd.                                       297,024
                                                                    $    990,629
             Electrical Component & Equipment - 0.6 %
14,900       Bharat Heavy Electricals (Demat Shares) *              $    261,773

             Industrial Conglomerates - 1.5 %
6,825        LG Corp.                                               $    163,678
29,000       Copec-Compania Petroleos                                    245,804
35,598       KOC Holding AS                                              155,580
9,477        KOC Holding AS *                                             40,014
                                                                    $    605,076
             Industrial Machinery - 1.0 %
336,000      Yungtay Engineering Co., Ltd.                          $    182,062
23,300       Daewoo Heavy Industries & Machinery *                       207,319
                                                                    $    389,381
             Total Capital Goods                                    $  3,046,722

             Commercial Services & Supplies - 1.0 %
             Data Processing Services - 0.4 %
170,000      Shinawatra Computer Co., Plc                           $    170,565

             Diversified Commercial Services - 0.6 %
20,956       Bidvest Group, Ltd.                                    $    237,705
             Total Commercial Services & Supplies                   $    408,270

             Transportation - 1.7 %
             Marine - 1.7 %
51,800       Samsung Heavy Industries Co., Ltd. *                   $    468,391
45,300       Malaysia International Shipping Bhd.                        194,320
                                                                    $    662,711
             Total Transportation                                   $    662,711

             Automobiles & Components - 3.0 %
             Automobile Manufacturers - 2.6 %
4,200        Hyundai Motor Co., Ltd.                                $    226,673
9,030        Hyundai Heavy Industries                                    451,147
126,600      Sime Darby Bhd.                                             198,233
17,499       Tata Motors                                                 165,840
                                                                    $  1,041,893
             Motorcycle Manufacturers - 0.4 %
7,200        Bajaj Auto Ltd. (Demat Shares)                         $    178,246
             Total Automobiles & Components                         $  1,220,139

             Hotels, Restaurants & Leisure - 0.7 %
             Hotels, Resorts & Cruise Lines - 0.5 %
15,200       Indian Hotels Co., Ltd.                                $    219,127

             Restaurants - 0.2 %
118,600      Jollibee Foods Corp.                                   $     61,672
             Total Hotels, Restaurants & Leisure                    $    280,799

             Media - 4.8 %
             Advertising - 0.4 %
7,160        G2R INC.                                               $    138,579

             Broadcasting & Cable Television - 2.6 %
230,100      ABS-CBN Broadcasting Corp.                             $     63,760
459,000      BEC World Public Co., Ltd.                                  172,477
632,100      Media Prima Bhd. *                                          241,196
6,947        Grupo Televisa SA (A.D.R.)                                  408,484
12,246       TVN SA *                                                    158,543
                                                                    $  1,044,460
             Movies & Entertainment - 0.9 %
385,500      Grammy Entertainment Plc                               $    159,640
60,700       Zee Telefilms, Ltd.                                         193,020
                                                                    $    352,660
             Publishing - 0.9 %
173,916      Hurriyet Gazetecilik ve Matbaacilik AS                 $    378,757
             Total Media                                            $  1,914,456

             Food & Drug Retailing - 3.6 %
             Food Distributors - 0.4 %
7,300        Compania Cervecerias Unidas S.A. (b)                   $    179,215

             Food Retail - 3.2 %
13,300       Brasil Distr Pao Acu (A.D.R.)                          $    279,167
6,580        CJ Corp. *                                                  466,220
5,100        Hyundai Department Store Co., Ltd. *                        217,568
123,000      President Chain Store Corp.                                 209,535
6,955        Tiger Brands, Ltd.                                          110,127
                                                                    $  1,282,617
             Total Food & Drug Retailing                            $  1,461,832

             Food Beverage & Tobacco - 4.8 %
             Brewers - 0.5 %
6,850        Efes Breweries International (144A) (G.D.R.) *         $    210,364

             Distillers & Vintners - 0.5 %
68,500       Grupo Modelo SA de C.V.                                $    201,813

             Packaged Foods & Meats - 0.5 %
3,590        Pulmuone Co., Ltd.                                     $    133,548
71,017       Rainbow Chicken, Ltd.                                        73,869
                                                                    $    207,417
             Soft Drinks - 1.8 %
9,100        Coca-Cola FEMSA, S.A. de C.V. (A.D.R.) (b)             $    219,947
8,100        Fomento Economico Mexicano SA de C.V.                       433,755
140,600      Sermsuk Public Co., Ltd.                                     79,430
                                                                    $    733,132
             Tobacco - 1.5 %
17,000       British American Tobacco (Malaysia) Bhd.               $    194,609
6,700        Korea Tobacco                                               217,296
97,200       PT Gudang Garam Public Co., Ltd.                            165,215
                                                                    $    577,120
             Total Food Beverage & Tobacco                          $  1,929,846

             Household & Personal Products - 1.2 %
             Household Products - 0.7 %
44,940       Arcelik A.S. *                                         $    259,656

             Personal Products - 0.5 %
7,650        Natura Cosmeticos SA                                   $    208,362
             Total Household & Personal Products                    $    468,018

             Pharmaceuticals & Biotechnology - 0.7 %
             Pharmaceuticals - 0.7 %
28,000       Aurobindo Pharma, Ltd.                                 $    184,070
156,100      PT Tempo Scan Pacific                                       115,364
                                                                    $    299,434
             Total Pharmaceuticals & Biotechnology                  $    299,434

             Banks - 10.3 %
             Diversified Banks - 9.8 %
6,966        Banco Bradesco SA (b)                                  $    202,014
53,500       Bangkok Bank Ltd.                                           153,175
230,950      Chinatrust Financial Holding Co., Ltd.                      260,601
232,200      Commerce Asset Holdings Berhad                              279,867
263,000      E. Sun Financial Holding Co., Ltd. *                        213,768
10,300       Hana Bank *                                                 283,194
131,600      Kasikornbank - Class F                                      196,803
12,000       Kookmin Bank (A.D.R.) * (b)                                 535,800
1,900        Kookmin Bank *                                               84,555
58,700       Malayan Banking Bhd.                                        174,562
221,500      Metropolitan Bank & Trust Co.                               139,337
407,500      PT Bank Central Asia Tbk                                    146,243
2,136,076    PT Lippo Bank *                                             178,159
123,700      Siam Commercial Bank Plc                                    159,684
22,549       Standard Bank Group, Ltd.                                   223,972
13,600       State Bank of India                                         204,547
35,354       Turkiye Is Bankasi (Isbank) *                               204,271
9,362        Uniao de Bancos Brasileiros S.A. (Unibanco) - (G.D.R.) (    321,866
                                                                    $  3,962,418
             Regional Banks - 0.4 %
218,000      First Financial Holding *                              $    177,264
23,400       Grupo Financiero Galicia - (A.D.R.) *                       176,436
131,000      Hong Leong Bank Berhad                                      179,266
                                                                         532,966
             Total Banks                                            $  4,495,384

             Diversified Financials - 5.9 %
             Other Diversified Finance Services - 5.9 %
1,017,200    Bank Mandiri                                           $    183,639
808,344      China Development Financial *                               324,025
87,000       Citic Pacific, Ltd.                                         254,769
143,900      FirstRand, Ltd.                                             306,557
184,000      Fubon Group                                                 173,999
67,856       Haci Omer Sabanci Holding AS                                235,242
103,200      MCL Ladn, Ltd.                                              128,789
331,500      RHB Capital Bhd.                                            200,649
8,300        Samsung Securities Co., Ltd. *                              207,561
92,300       Sanlam, Ltd.                                                181,428
1,095,400    SM Prime Holdings                                           155,888
                                                                    $  2,352,546
             Total Diversified Financials                           $  2,352,546

             Insurance - 2.8 %
             Life & Health Insurance - 1.0 %
334,000      China Life Insurance Co., Ltd. *                       $    222,317
130,500      Ping An Insurance (Group) Company of China Ltd. *           206,649
                                                                    $    428,966
             Multi-Line Insurance - 1.3 %
3,600        Samsung Fire & Marine Insurance                        $    271,899
69,227       Aksigorta A.S.                                              245,117
                                                                    $    517,016
             Property & Casualty Insurance - 0.5 %
10,000       Cathay Financial Holding Co., Ltd. (144A) (G.D.R.)     $    189,000
             Total Insurance                                        $  1,134,982

             Real Estate - 0.4 %
             Real Estate Management & Development - 0.4 %
98,200       Wheelock Properties (Singapore) Ltd.                   $    149,316
             Total Real Estate                                      $    149,316

             Software & Services - 0.7 %
             Application Software - 0.7 %
4,032        Infosys Technologies Ltd.                              $    207,936
3,300        Satyam Computer Services, Ltd. * (b)                         77,088
                                                                    $    285,024
             Total Software & Services                              $    285,024

             Technology Hardware & Equipment - 1.8 %
             Semiconductors - 1.1 %
44,269       Hon Hai Precision Industry                             $    196,509
153,005      Taiwan Semiconductor Manufacturing Co.                      250,121
                                                                    $    446,630
             Computer Storage & Peripherals - 0.6 %
146,000      Quanta Computer, Inc. *                                $    244,966

             Electronic Equipment & Instruments - 0.1 %
7,500        Elec & Eltek International Co., Ltd.                   $     17,175
             Total Technology Hardware & Equipment                  $    708,771

             Semiconductors - 3.9 %
             Semiconductors - 3.9 %
2,130        Samsung Electronics                                    $  1,049,094
24,400       Taiwan Semiconductor Manufacturing Co. (A.D.R.)             206,912
494,870      United Microelectronics Corp., Ltd.                         298,859
                                                                    $  1,554,865
             Total Semiconductors                                   $  1,554,865

             Telecommunication Services - 9.9 %
             Integrated Telecommunication Services - 4.3 %
5,900        Brasil Telecom Participacoes S.A.                      $    192,635
5,800        China Telecom Corp., Ltd. *                                 202,072
17,500       Compania de Telephonos de Chile SA (A.D.R.)                 194,950
18,900       KT Corp. *                                                  402,759
29,900       Mahanagar Telephone (Demat)                                  78,583
36,887       Mahanagar Telephone Nigam, Ltd. *                           233,864
17,400       Telecom Argentina Stet-France Telecom SA (A.D.R.) *         213,324
7,700        Telefonos de Mexico SA                                      265,881
36,100       Telekomunikacja Polska SA                                   244,005
                                                                    $  2,028,073
             Wireless Telecommunication Services - 5.5 %
44,000       Advanced Service Co., Ltd.                             $    112,474
8,500        Alumax, Inc.                                                438,600
9,900        Korea Telecom Freetel Co.                                   207,741
6,400        Mobile Telesystems (A.D.R.)                                 225,216
29,700       MTN Group, Ltd. *                                           213,129
22,337       SK Telecom Co., Ltd. (b)                                    440,486
146,000      Taiwan Cellular Corp.                                       148,256
56,500       Venfin, Ltd.                                                243,922
6,200        Vimpel-Communications (A.D.R.) *                            213,404
                                                                    $  2,243,228
             Total Telecommunication Services                       $  4,271,301

             Utilities - 5.1 %
             Electric Utilities - 2.2 %
1,206,235    Enersis SA *                                           $    202,613
15,200       Korea Electric Power Corp.                                  390,474
10,060       Unified Energy System - (G.D.R.)                            286,614
                                                                    $    879,701
             Gas Utilities - 2.4 %
11,700       Gazprom - Reg S, (A.D.R.) *                            $    391,681
7,300        Korea Gas Corp.                                             224,920
540,000      PetroChina Co., Ltd. *                                      340,982
                                                                    $    957,583
             Multi-Utilities & Unregulated Power - 0.5 %
436,344      YTL Power International Bhd.                           $    220,470
             Total Utilities                                        $  2,057,754

             TOTAL COMMON STOCK                                     $ 38,229,067
             (Cost   $30,073,338)

             RIGHTS/WARRANTS - 0.0 %
             Commercial Services & Supplies - 0.0 %
             Diversified Commercial Services - 0.0 %
1,580        Bidvest Group, Ltd. - Exp. 12/8/06 *                   $      4,046
             Total Commercial Services & Supplies                   $      4,046
             TOTAL RIGHTS/WARRANTS                                  $      4,046
             (Cost   $0)
             TOTAL INVESTMENT IN SECURITIES                         $ 39,173,957
             (Cost   $30,752,442) (a)
             OTHER ASSETS AND LIABILITIES                                887,533

             TOTAL NET ASSETS                                       $ 40,061,490

        A.D.RAmerican Depository Receipt

        G.D.RGlobal Depository Receipt

        *    Non-income producing security

        (144ASecurity is exempt from registration under Rule 144A of the Securities
             Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.
             At March 31, 2005, the value of these securities amounted to $1,017,410 or 2.5 % of net assets.

        (a) At 03/31/05, the net unrealized gain on investments based on cost for federal income tax purposes of $31,210,464 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost              $11,097,178

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value               (3,133,685)

             Net unrealized loss                                    $ 7,963,493


        (b)  At March 31, 2005, the following securities were out on loan:

Shares                              Security                         Market
Value
15,565       Anglogold Ashanti, Ltd. (A.D.R.)                       $   536,214
6,563        Banco Bradesco SA                                          190,327
30,507       Centrais Electricas Brasileiras SA (A.D.R.) *              196,374
8,368        Coca-Cola FEMSA, S.A. de C.V. (A.D.R.)                     202,255
490          Compania Cervecerias Unidas S.A.                            12,030
11,365       Kookmin Bank (A.D.R.) *                                    507,447
3,085        Satyam Computer Services, Ltd. *                            72,066
21,190       SK Telecom Co., Ltd.                                       417,867
7,270        Surgutneftegaz (A.D.R.) *                                  258,711
             Total                                                  $ 2,393,290


        Pioneer Equity Opportunity VCT Portfolio
        Schedule of Investments  3/31/05 (unaudited)

Shares                                                        Value
        COMMON STOCKS - 99.8 %
        Energy - 3.4 %
        Oil & Gas Drilling - 3.4 %
1,167   SEMCO Energy, Inc.                                   $ 6,710
        Total Energy                                         $ 6,710
        Materials - 24.6 %
        Aluminum - 2.0 %
182     Novelis, Inc.                                        $ 3,989
        Commodity Chemicals - 4.8 %
201     Lyondell Petrochemicals Co.                          $ 5,612
91      NOVA Chemicals Corp. *                                 3,908
                                                             $ 9,520
        Diversified Chemical - 2.9 %
259     Olin Corp.                                           $ 5,776
        Metal & Glass Containers - 5.0 %
239     Crown Cork & Seal Co., Inc. *                        $ 3,719
244     Owens-Illinois, Inc. *                                 6,134
                                                             $ 9,853
        Paper Products - 2.8 %
1,181   Abitibi-Consolidated, Inc.                           $ 5,468
        Specialty Chemicals - 7.1 %
39      Cytec Industries, Inc.                               $ 2,116
322     RPM, Inc.                                              5,886
96      Sigma-Aldrich Corp.                                    5,880
                                                             $13,882
        Total Materials                                      $48,488
        Capital Goods - 13.0 %
        Building Products - 3.0 %
267     Lennox International, Inc.                           $ 5,853
        Electrical Component & Equipment - 3.0 %
89      Roper Industries, Inc. *                             $ 5,830
        Industrial Conglomerates - 6.0 %
187     Donaldson Co., Inc.                                  $ 6,036
231     Thermo Electron Corp. *                                5,842
                                                             $11,878
        Industrial Machinery - 1.0 %
62      Kaydon Corp.                                         $ 1,947
        Total Capital Goods                                  $25,508
        Media - 2.7 %
        Advertising - 2.7 %
426     The Interpublic Group of Co., Inc. *                 $ 5,231
        Total Media                                          $ 5,231
        Retailing - 5.5 %
        Distributors - 1.0 %
69      Wesco International, Inc. *                          $ 1,932
        Home Improvement Retail - 4.5 %
127     The Scotts Miracle-Gro Co. *                         $ 8,919
        Total Retailing                                      $10,851
        Health Care Equipment & Services - 7.2 %
        Health Care Equipment - 7.2 %
125     Bio-Rad Laboratories, Inc. *                         $ 6,089
62      Mentor Corp.                                           1,990
242     Steris Corp. *                                         6,111
                                                             $14,190
        Total Health Care Equipment & Services               $14,190
        Pharmaceuticals & Biotechnology - 6.0 %
        Biotechnology - 3.0 %
364     Protein Design Labs, Inc. *                          $ 5,820
        Pharmaceuticals - 3.0 %
262     Valeant Pharmaceuticals International                $ 5,900
        Total Pharmaceuticals & Biotechnology                $11,720
        Banks - 3.0 %
        Thrifts & Mortgage Finance - 3.0 %
267     Sovereign Bancorp, Inc.                              $ 5,917
        Total Banks                                          $ 5,917
        Insurance - 4.0 %
        Multi-Line Insurance - 4.0 %
116     Hartford Financial Services Group, Inc.              $ 7,953
        Total Insurance                                      $ 7,953
        Real Estate - 13.4 %
        Real Estate Mgmt & Development - 1.5 %
46      Forest City Enterprises, Inc.                        $ 2,935
        Real Estate Investment Trusts - 11.9 %
137     Mack-Cali Realty Corp.                               $ 5,802
323     Equity Office Properties Trust                         9,732
177     General Growth Properties, Inc.                        6,036
271     MeriStar Hospitality Corp. *                           1,897
187     Saul Centers, Inc.                                   $ 5,984
                                                             $29,451
        Total Real Estate                                    $32,386
        Technology Hardware & Equipment - 2.9 %
        Technology Distributors - 2.9 %
101     Fisher Scientific International, Inc. *              $ 5,749
        Total Technology Hardware & Equipment                $ 5,749
        Utilities - 11.0 %
        Gas Utilities - 7.0 %
329     Atmos Energy Corp.                                   $ 8,883
65      Kinder Morgan, Inc.                                    4,921
                                                             $13,804
        Multi-Utilities & Unregulated Power - 4.0 %
275     National Fuel Gas Co.                                $ 7,861
        Total Utilities                                      $21,665
        TOTAL COMMON STOCKS
        (Cost   $199,818)                                    $196,368

        TOTAL INVESTMENTS IN SECURITIES - 99.8%              $196,368
        (Cost   $199,818)
        OTHER ASSETS AND LIABILITIES - 0.2%                  $   343

        TOTAL NET ASSETS - 100.0%                            $196,711

*       Non-Income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $199,818 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost            $  779

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value             (4,228)

        Net unrealized loss                                  $(3,449)

          Pioneer Growth Opportunities VCT
          Schedule of Investments  3/31/05 (unaudited)

 Shares                                                            Value
          COMMON STOCKS - 84.9 %
          Energy - 6.4 %
          Oil & Gas Drilling - 2.0 %
 277,000  Pride International, Inc. *                          $  6,880,680
          Oil & Gas Equipment & Services - 1.0 %
 103,600  FMC Technologies, Inc. *                             $  3,437,448
          Oil & Gas Exploration & Production - 3.4 %
 109,700  Forest Oil Corp. *                                   $  4,442,850
  97,000  Newfield Exploration Co. *                              7,203,220
                                                               $ 11,646,070
          Total Energy                                         $ 21,964,198
          Materials - 4.6 %
          Commodity Chemicals - 0.5 %
  86,500  Spartech Corp.                                       $  1,717,025
          Construction Materials - 2.1 %
 119,100  Florida Rock Industries, Inc.                        $  7,005,462
          Diversified Chemical - 0.5 %
  75,900  Olin Corp.                                           $  1,692,570
          Specialty Chemicals - 0.4 %
 273,200  Omnova Solutions, Inc. *                             $  1,467,084
          Steel - 1.1 %
 129,400  Ryerson Tull, Inc. *                                 $  1,639,498
  40,000  Texas Industries, Inc. *                                2,150,000
                                                               $  3,789,498
          Total Materials                                      $ 15,671,639
          Capital Goods - 4.4 %
          Aerospace & Defense - 1.6 %
  75,800  Alliant Techsystems, Inc. *                          $  5,415,910
          Industrial Conglomerates - 1.8 %
 157,200  Pentair, Inc.                                        $  6,130,800
          Industrial Machinery - 1.0 %
 190,500  AGCO Corp. *                                         $  3,476,625
          Total Capital Goods                                  $ 15,023,335
          Commercial Services & Supplies - 4.0 %
          Commercial Printing - 0.5 %
  56,637  R.R. Donnelly & Sons Co.                             $  1,790,862
          Diversified Commercial Services - 2.0 %
  92,600  Concorde Career Colleges, Inc. *                     $  1,574,200
 266,361  NCO Group, Inc. *                                       5,207,358
                                                               $  6,781,558
          Employment Services - 1.5 %
 185,200  Monster Worldwide, Inc. *                            $  5,194,860
          Total Commercial Services & Supplies                 $ 13,767,280
          Transportation - 2.7 %
          Trucking - 2.7 %
 295,500  Old Dominion Freight Line, Inc. *                    $  9,204,825
          Total Transportation                                 $  9,204,825
          Consumer Durables & Apparel - 6.6 %
          Apparel, Accessories & Luxury Goods - 0.1 %
 182,500  Harold's Stores, Inc. *                              $    204,400
          Footwear - 1.8 %
  88,300  The Timberland Co. *                                 $  6,263,119
          Homebuilding - 4.7 %
 338,468  Champion Enterprises, Inc. *                         $  3,181,599
  93,100  Meritage Corp. *                                        5,485,452
 103,100  Standard-Pacific Corp.                                  7,442,789
                                                               $ 16,109,840
          Total Consumer Durables & Apparel                    $ 22,577,359
          Hotels, Restaurants & Leisure - 5.5 %
          Casinos & Gaming - 4.8 %
 339,400  Scientific Games Corp. *                             $  7,755,290
 127,300  Station Casinos, Inc.                                   8,599,115
                                                               $ 16,354,405
          Restaurants - 0.7 %
  80,100  Rare Hospitality International, Inc. *               $  2,473,488
          Total Hotels, Restaurants & Leisure                  $ 18,827,893
          Retailing - 3.6 %
          Apparel Retail - 1.4 %
 164,200  Skechers U.S.A. *                                    $  2,541,816
  63,200  Stage Stores, Inc. *                                    2,426,248
                                                               $  4,968,064
          Home Improvement Retail - 1.3 %
  61,800  The Scotts Miracle-Gro, Co. *                        $  4,340,214
          Specialty Stores - 0.9 %
 150,200  West Marine, Inc. *                                  $  3,193,252
          Total Retailing                                      $ 12,501,530
          Food & Drug Retailing - 0.7 %
          Food Retail - 0.7 %
 129,400  Casey's General Stores, Inc.                         $  2,325,318
          Total Food & Drug Retailing                          $  2,325,318
          Food, Beverage & Tobacco - 0.8 %
          Soft Drinks - 0.8 %
  51,100  Coca-Cola Bottling Co.                               $  2,673,041
          Total Food, Beverage & Tobacco                       $  2,673,041
          Household & Personal Products - 2.6 %
          Household Products - 1.5 %
 235,900  Nu Skin Enterprises, Inc.                            $  5,310,109
          Personal Products - 1.1 %
 145,300  NBTY, Inc. *                                         $  3,645,577
          Total Household & Personal Products                  $  8,955,686
          Health Care Equipment & Services - 8.4 %
          Health Care Distributors - 0.0 %
   8,200  American Medical Alert Corp. *                       $     56,580
          Health Care Equipment - 3.4 %
 280,000  Conceptus, Inc. *                                    $  2,184,000
 296,700  PolyMedica Corp.                                        9,423,192
                                                               $ 11,607,192
          Health Care Services - 5.0 %
 308,700  American Healthways, Inc. *                          $ 10,193,274
 224,325  Matria Healthcare, Inc. *                               6,889,021
                                                               $ 17,082,295
          Total Health Care Equipment & Services               $ 28,746,067
          Pharmaceuticals & Biotechnology - 3.7 %
          Biotechnology - 3.7 %
 169,200  Connetics Corp. *                                    $  4,279,068
 352,200  Serologicals Corp. *                                    8,607,768
                                                               $ 12,886,836
          Total Pharmaceuticals & Biotechnology                $ 12,886,836
          Banks - 8.3 %
          Diversified Banks - 1.4 %
 221,750  Doral Financial Corp.                                $  4,854,108
          Regional Banks - 5.1 %
  15,900  City National Corp.                                  $  1,110,138
 221,833  Fulton Financial Corp.                                  4,833,741
  99,900  Irwin Financial Corp.                                   2,299,698
 104,800  United Bankshares, Inc.                                 3,473,072
 109,200  Westamerica Bancorporation                              5,653,284
                                                               $ 17,369,933
          Thrifts & Mortgage Finance - 1.8 %
 621,552  W. Holding Company, Inc.                             $  6,259,029
          Total Banks                                          $ 28,483,070
          Diversified Financials - 1.6 %
          Diversified Financial Services - 1.6 %
  87,900  Affiliated Managers Group,Inc. *                     $  5,452,437
          Total Diversified Financials                         $  5,452,437
          Insurance - 4.4 %
          Life & Health Insurance - 2.7 %
 108,000  Stancorp Financial Group, Inc.                       $  9,156,240
          Reinsurance - 1.7 %
 261,100  Scottish RE Group, Ltd.                              $  5,879,972
          Total Insurance                                      $ 15,036,212
          Real Estate - 2.3 %
          Real Estate Investment Trusts - 2.3 %
  89,700  Alexandria Real Estate Equities, Inc.                $  5,774,886
  46,000  New Century Financial Corp.                             2,153,720
                                                               $  7,928,606
          Total Real Estate                                    $  7,928,606
          Software & Services - 6.0 %
          Application Software - 0.8 %
 156,200  eResearch Technology, Inc. *                         $  1,840,036
 195,000  Parametric Technology Co. *                             1,090,050
                                                               $  2,930,086
          Home Entertainment Software - 1.4 %
 132,500  THQ, Inc. *                                          $  3,728,550
 129,700  Plato Learning, Inc. *                                  1,011,660
                                                               $  4,740,210
          Internet Software & Services - 2.6 %
 166,900  Websense, Inc *                                      $  8,979,220
          Systems Software - 1.2 %
 560,900  Ciber, Inc. *                                        $  4,077,743
          Total Software & Services                            $ 20,727,259
          Technology Hardware & Equipment - 6.9 %
          Communications Equipment - 0.8 %
 391,400  Arris Group, Inc. *                                  $  2,704,574
          Computer Storage & Peripherals - 2.7 %
 246,900  Micros Systems, Inc. *                               $  9,063,699
          Technology Distributors - 3.4 %
 145,100  DRS Technologies, Inc. *                             $  6,166,750
 228,700  Tektronix, Inc.                                         5,610,011
                                                               $ 11,776,761
          Total Technology Hardware & Equipment                $ 23,545,034
          Semiconductors - 1.4 %
          Semiconductor Equipment - 0.7 %
 242,700  Entegri, Inc. *                                      $  2,400,303
          Semiconductors - 0.7 %
  96,300  DSP Group, Inc. *                                    $  2,480,688
          Total Semiconductors                                 $  4,880,991
          TOTAL COMMON STOCKS
          (Cost   $209,907,487)                                $291,178,616

          WARRANTS - 0.2 %
          Commercial Services & Supplies - 0.0 %
          Diversified Commercial Services - -0.0 %
  37,165  NCO Group, Exp. 9/28/06 *                            $
          Total Commercial Services & Supplies                 $
          Health Care Equipment & Services - 0.0 %
          Health Care Equipment - -0.0 %
  49,880  Endocare, Inc., Exp. 11/23/05 *                      $
          Health Care Facilities - 0.0 %
 140,000  Lifepoint Inc., Exp. 4/1/07 *                        $
  84,000  Lifepoint Inc., Exp. 7/21/2007 *                     $
          Health Care Supplies - 0.0 %
  92,800  SpectRx Inc., Exp. 6/4/06 *                          $
          Total Health Care Equipment & Services               $
          Pharmaceuticals & Biotechnology - 0.2 %
          Biotechnology - 0.1 %
 250,000  Photomedex, Exp. 6/13/07 *                           $    197,500
          Pharmaceuticals - 0.1 %
 105,000  Nastech, Exp. 3/22/06 *                              $    371,963
          Total Pharmaceuticals & Biotechnology                $    569,463
          TOTAL WARRANTS
          (Cost   $21,608)                                     $    569,463

          EXHANGE TRADED FUNDS - 5.0%
  27,900  Russell 2000 Exchange Traded Fund                    $  3,407,985
  18,700  Russell 2000 Value Exchange Traded Fund                 3,445,475
  73,700  Russell 2000 Growth Exchange Traded Fund                4,613,620
          S&P Small Cap 600/BARRA Growth Index Exchange Traded F  5,762,645
                                                               $ 17,229,725
          TOTAL EXCHANGE TRADED FUNDS
          (Cost   $14,524,532)                                 $ 17,229,725

Principal
 Amount                                                            Value
          TEMPORARY CASH INVESTMENTS - 9.2 %
          Repurchase Agreement - 9.2 %
$31,700,00UBS Warburg, Inc., 2.40%, dated 3/31/05, repurchase price of
          $31,700,000 plus accrued interest on 4/1/05 collateralized by
          $32,497,000 U.S. Treasury Bill, 2.75%, 6/30/06       $ 31,700,000
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost   $31,700,000)                                 $ 31,700,000

          TOTAL INVESTMENT IN SECURITIES - 99.3%
          (Cost   $256,153,627)(a)                             $340,677,804

          OTHER ASSETS AND LIABILITIES - 0.7%                  $ 2,439,722

          TOTAL NET ASSETS - 100.0%                            $343,117,526

      *   Non-income producing security

    (a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $256,165,377 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost            $224,709,017

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value             (140,196,590)

          Net unrealized gain                                  $84,512,427


      Pioneer Global High Yield VCT Portfolio
      Schedule of Investments  3/31/05 (unaudited)

Shares                                                                     Value
      CORPORATE BONDS - 33.5%
      Materials - 12. 9%
      Aluminum - 3.4 %
25,000Asia Aluminum Holdings L, 8.0%, 12/23/11 (144A)                     $24,000
      Paper Products - 3.6 %
25,000Graham Packaging Co., 9.875%, 10/15/14  (144A)                      $25,000
      Specialty Chemicals - 5.9 %
20,000Braskem SA 11.75%, 1/22/14                                          $22,300
15,000Rhodia SA, 9.25%, 6/1/11                                             18,858
                                                                          $41,158
      Total Materials                                                     $90,158
      Transportation - 3.5 %
      Marine - 3.5 %
25,000Stena AB, 7.5%, 11/1/13                                             $24,750
      Total Transportation                                                $24,750
      Automobiles & Components - 9.3 %
20,000Delphi Corp., 6.55%, 6/15/06                                        $19,661
25,000Stanadyne Corp., 10.0%, 8/15/14                                      25,750
20,000Tenneco Automotive, Inc., 8.625%, 11/15/14  (144A)                   19,500
                                                                          $64,911
      Total Automobiles & Components                                      $64,911
      Food, Beverage & Tobacco - 3.5 %
      Brewers - 3.5 %
25,000Argentine Beverages, 7.375%, 3/22/12 (144A)                         $24,375
      Total Food, Beverage & Tobacco                                      $24,375
      Banks - 4.2 %
      Diversified Banks - 4.2 %
30,000Turanalem Finance BV, 8.5%, 2/10/15 (144A)                          $29,475
      Total Banks                                                         $29,475
      TOTAL CORPORATE BONDS
      (Cost   $235,797)                                                   $233,669
      U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.2 %
      Government - 9.2 %
30,000Republic of Panama 7.25%, 3/15/2015                                 $29,774
30,000Republic of Peru, 9.875 %, 2/6/15                                    34,650
      Total Government                                                    $64,424
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost   $65,302)                                                    $64,424

      TOTAL INVESTMENTS IN SECURITIES - 42.7%                             $298,093
      (Cost   $301,099)
      OTHER ASSETS AND LIABILITIES - 57.3%                                $400,336

      TOTAL NET ASSETS - 100.0%                                           $698,429

*     Non-Income producing security
144A  Security is exempt from registration under Rule 144A of the Securities Act of 1933.
      Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2005, the value of these securities amounted to
      $122,350 or .18 % of net assets.

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $301,099 was as follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                           $  161

      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                            (3,167)

      Net unrealized loss                                                 $(3,006)


      The accompanying notes are an integral part of these financial statements.

        Pioneer Cullen Value VCT Portfolio
        Schedule of Investments  03/31/05
                                                                     Value
        CONVERTIBLE PREFERRED STOCK - 1.6 %
        Automobiles & Components - 1.6 %
        Automobile Manufacturers - 1.6 %
    90  Ford Cap Trust, 6.50%, 01/15/32                             $ 4,077
        Total Automobiles & Components                              $ 4,077
        TOTAL CONVERTIBLE PREFERRED STOCK                           $ 4,077
        (Cost   $4,172)

        COMMON STOCK - 89.3 %
        Energy - 11.2 %
        Integrated Oil & Gas - 2.6 %
    60  ConocoPhillips                                              $ 6,470

        Oil & Gas Drilling - 3.1 %
   110  Encana Corp.                                                $ 7,746

        Oil & Gas Exploration & Production - 5.5 %
    90  Anadarko Petroleum Corp.                                    $ 6,849
    90  Kerr-McGee Corp.                                              7,050
                                                                    $13,899
        Total Energy                                                $28,115

        Materials - 12.2 %
        Construction Materials - 4.8 %
   170  Cemex SA (A.D.R.) *                                         $ 6,163
   100  Lafarge Corp. *                                               5,845
                                                                    $12,008
        Diversified Metals & Mining - 5.2 %
   340  Anglo American Plc                                          $ 8,126
   110  Cameco Corp.                                                  4,866
                                                                    $12,992
        Paper Products - 2.2 %
    80  Weyerhaeuser Co.                                            $ 5,480
        Total Materials                                             $30,480

        Capital Goods - 6.4 %
        Aerospace & Defense - 3.5 %
   120  United Defense Industries, Inc.                             $ 8,810

        Electrical Component & Equipment - 2.9 %
   200  General Electric Co.                                        $ 7,212
        Total Capital Goods                                         $16,022

        Transportation - 5.5 %
        Railroads - 5.5 %
   100  Canadian National Railway Co.                               $ 6,331
   210  Canadian Pacific Railway, Ltd.                                7,554
                                                                    $13,885
        Total Transportation                                        $13,885

        Automobiles & Components - 2.3 %
        Auto Parts & Equipment - 2.3 %
   120  Borg-Warner Automotive Inc.                                 $ 5,842
        Total Automobiles & Components                              $ 5,842

        Retailing - 2.3 %
        Home Improvement Retail - 2.3 %
   150  Home Depot, Inc.                                            $ 5,736
        Total Retailing                                             $ 5,736

        Food Beverage & Tobacco - 10.3 %
        Agricultural Products - 5.2 %
   270  Archer Daniels Midland Co. *                                $ 6,637
   120  Bunge, Ltd. *                                                 6,466
                                                                    $13,103
        Distillers & Vintners - 3.2 %
   140  Diageo PLC (A.D.R.)                                         $ 7,966

        Packaged Foods & Meats - 1.9 %
   100  General Mills, Inc.                                         $ 4,915
        Total Food Beverage & Tobacco                               $25,984

        Health Care Equipment & Services - 5.6 %
        Health Care Distributors - 5.6 %
   340  Bristol-Myers Squibb Co.                                    $ 8,656
    80  Johnson & Johnson                                             5,373
                                                                    $14,029
        Total Health Care Equipment & Services                      $14,029

        Pharmaceuticals & Biotechnology - 2.2 %
        Pharmaceuticals - 2.2 %
   120  GlaxoSmithKline *                                           $ 5,510
        Total Pharmaceuticals & Biotechnology                       $ 5,510

        Banks - 8.0 %
        Diversified Banks - 5.7 %
   140  Bank of America Corp.                                       $ 6,174
   160  Wachovia Corp.                                                8,146
                                                                    $14,320
        Regional Banks - 2.3 %
   130  Compass Bancshares, Inc.                                    $ 5,902
        Total Banks                                                 $20,222

        Diversified Financials - 8.1 %
        Diversified Capital Markets - 3.2 %
   230  J.P. Morgan Chase & Co.                                     $ 7,958

        Investment Banking & Brokerage - 3.1 %
   140  Merrill Lynch & Co., Inc.                                   $ 7,924

        Other Diversified Finance Services - 1.8 %
   100  Citigroup, Inc.                                             $ 4,494
        Total Diversified Financials                                $20,376

        Insurance - 8.2 %
        Life & Health Insurance - 1.8 %
   120  MetLife, Inc.                                               $ 4,692

        Property & Casualty Insurance - 6.4 %
   150  Allstate Corp.                                              $ 8,109
   100  Chubb Corp.                                                   7,927
                                                                    $16,036
        Total Insurance                                             $20,728

        Technology Hardware & Equipment - 5.0 %
        Computer Hardware - 2.9 %
   330  Hewlett-Packard Co.                                         $ 7,240

        Electronic Equipment & Instruments - 2.1 %
   140  Raytheon Co.                                                $ 5,418
        Total Technology Hardware & Equipment                       $12,658

        Telecommunication Services - 2.0 %
        Wireless Telecommunication Services - 2.0 %
   100  Alumax, Inc.                                                $ 5,160
        Total Telecommunication Services                            $ 5,160
        TOTAL COMMON STOCK                                          $224,747
        (Cost   $225,632)
        TOTAL INVESTMENT IN SECURITIES - 90.9%                      $228,824
        (Cost   $229,804) (a)
        OTHER ASSETS AND LIABILITIES - 9.1%                          23,039

        TOTAL NET ASSETS - 100.0%                                   $251,863


(A.D.R.)American Depository Receipt
    *   Non-income producing security

  (a) At 03/31/05, the net unrealized gain on investments based on cost for federal income tax purposes of $229,804 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                   $1,591

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                    (2,571)

        Net unrealized gain                                         $ (980)



        The accompanying notes are an integral part of these financial statements.




          Pioneer Mid-Cap Value VCT Portfolio
          Schedule of Investments  3/31/05 (unaudited)

Shares                                                                   Value
          COMMON STOCKS - 97.5 %
          Energy - 7.3 %
          Integrated Oil & Gas - 1.4 %
7,700     BP Amoco Plc (A.D.R.)                                      $    480,480
170,140   Occidental Petroleum Corp.                                   12,108,864
                                                                     $ 12,589,344
          Oil & Gas Drilling - 3.4 %
191,015   ENSCO International, Inc.                                  $  7,193,625
134,330   Nabors Industries, Inc. *                                     7,944,276
30,000    Pride International, Inc. *                                     745,200
144,930   Transocean Offshore, Inc. *                                   7,458,098
113,635   Weatherford Intl, Inc. *                                      6,584,012
                                                                     $ 29,925,211
          Oil & Gas Exploration & Production - 2.5 %
14,200    Apache Corp.                                               $    869,466
11,700    Anadarko Petroleum Corp.                                        890,370
201,522   Devon Energy Corp.                                            9,622,676
239,285   Pioneer Natural Resources Co.                                10,222,255
25,733    XTO Energy, Inc.                                                845,072
                                                                     $ 22,449,839
          Total Energy                                               $ 64,964,394
          Materials - 8.0 %
          Commodity Chemicals - 1.3 %
191,145   Air Products & Chemicals, Inc.                             $ 12,097,567
          Diversified Chemical - 1.8 %
7,200     Olin Corp.                                                 $    160,560
217,020   PPG Industries, Inc.                                         15,521,270
                                                                     $ 15,681,830
          Diversified Metals & Mining - 1.4 %
190,100   Freeport-McMoRan Copper & Gold, Inc.  (Class B)            $  7,529,861
47,785    Phelps Dodge Corp.                                            4,861,168
                                                                     $ 12,391,029
          Metal & Glass Containers - 1.4 %
296,220   Ball Corp.                                                 $ 12,287,206
          Paper Products - 2.1 %
238,367   Flowserve Corp. *                                          $  6,166,554
382,800   Meadwestvaco Corp.                                           12,180,696
                                                                     $ 18,347,250
          Specialty Chemicals - 0.1 %
16,500    Ecolab, Inc.                                               $    545,325
          Total Materials                                            $ 71,350,207
          Capital Goods - 3.0 %
          Aerospace & Defense - 0.1 %
11,800    Northrop Grumman Corp.                                     $    636,964
          Construction & Farm Machinery & Heavy Trucks - 0.1 %
13,100    Terex Corp. *                                              $    567,230
          Electrical Component & Equipment - 0.6 %
378,090   Symbol Technologies, Inc.                                  $  5,478,524
          Industrial Conglomerates - 2.2 %
198,880   American Standard Co., Inc.                                $  9,243,942
114,820   ITT Industries, Inc.                                         10,361,357
                                                                     $ 19,605,299
          Total Capital Goods                                        $ 26,288,017
          Commercial Services & Supplies - 5.5 %
          Commercial Printing - 1.3 %
371,840   R.R. Donnelly & Sons Co.                                   $ 11,757,581
          Diversified Commercial Services - 2.4 %
140,000   The Dun & Bradstreet Corp. *                               $  8,603,000
26,700    FTI Consulting, Inc. *                                          551,088
249,110   H & R Block, Inc.                                            12,599,984
                                                                     $ 21,754,072
          Environmental Services - 1.8 %
469,935   Republic Services, Inc.                                    $ 15,733,424
          Total Commercial Services & Supplies                       $ 49,245,077
          Transportation - 1.4 %
          Air Freight & Couriers - 0.0 %
9,600     Expeditors International of Washington, Inc.               $    514,080
          Airlines - 0.5 %
294,010   Southwest Airlines Co.                                     $  4,186,702
          Railroads - 0.9 %
123,920   Canadian National Railway Co.                              $  7,845,375
          Total Transportation                                       $ 12,546,157
          Automobiles & Components - 0.1 %
          Automobile Manufacturers - 0.1 %
19,300    Monaco Coach Corp.                                         $    311,695
8,800     PACCAR, Inc.                                                    637,032
                                                                     $    948,727
          Total Automobiles & Components                             $    948,727
          Consumer Durables & Apparel - 4.4 %
          Apparel, Accessories & Luxury Goods - 0.0 %
10,791    The Limited Brands, Inc.                                   $    262,221
          Housewares & Specialties - 1.2 %
31,700    Leggett & Platt, Inc.                                      $    915,496
56,100    Whirlpool Corp. *                                             3,799,653
174,000   Yankee Candle Co. *                                           5,515,800
                                                                     $ 10,230,949
          Leisure Products - 2.0 %
838,130   Mattel, Inc.                                               $ 17,894,076
          Photographic Products - 1.2 %
330,300   Eastman Kodak Co. (b)                                      $ 10,751,265
          Total Consumer Durables & Apparel                          $ 39,138,511
          Hotels, Restaurants & Leisure - 1.5 %
          Hotels, Resorts & Cruise Lines - 0.1 %
27,600    Ambassadors Group, Inc.                                    $    922,392
          Restaurants - 1.4 %
343,900   Ruby Tuesday, Inc.                                         $  8,353,331
75,105    Tricon Global Restaurants, Inc.                               3,891,190
                                                                     $ 12,244,521
          Total Hotels, Restaurants & Leisure                        $ 13,166,913
          Media - 4.4 %
          Advertising - 1.2 %
903,700   The Interpublic Group of Co., Inc. * (b)                   $ 11,097,436
          Broadcasting & Cable Television - 1.4 %
339,900   Entercom Communications Corp. *                            $ 12,073,248
          Movies & Entertainment - 1.0 %
386,060   Regal Entertainment Group (b)                              $  8,118,842
16,900    Viacom, Inc. (Class B)                                          588,627
                                                                     $  8,707,469
          Publishing - 0.8 %
188,300   Tribune Co.                                                $  7,507,521
          Total Media                                                $ 39,385,674
          Retailing - 10.2 %
          Apparel Retail - 1.0 %
221,200   Liz Claiborne, Inc.                                        $  8,876,756
          Department Stores - 1.6 %
226,700   Federated Department Stores, Inc.                          $ 14,427,188
          General Merchandise Stores - 0.9 %
302,800   American Greetings Corp. (b)                               $  7,715,344
          Internet Retail - 1.5 %
594,400   InterActive Corp. * (b)                                    $ 13,237,288
          Specialty Stores - 5.2 %
1,204,000 Blockbuster, Inc. (b)                                      $ 10,631,320
768,230   Foot Locker, Inc.                                            22,509,139
278,800   Tiffany & Co.                                                 9,624,176
152,700   Toys "R" Us, Inc. *                                           3,933,552
                                                                     $ 46,698,187
          Total Retailing                                            $ 90,954,763
          Food & Drug Retailing - 6.5 %
          Drug Retail - 1.5 %
254,370   CVS Corp.                                                  $ 13,384,949
          Food Distributors - 0.2 %
9,800     Amerisourcebergen Corp.                                    $    561,442
21,900    Performance Food Group Co. *                                    606,192
                                                                     $  1,167,634
          Food Retail - 3.2 %
211,990   ConAgra, Inc.                                              $  5,727,970
183,718   Dean Foods Co. *                                              6,301,527
62,000    Kroger Co. *                                                    993,860
845,600   Safeway, Inc.                                                15,668,968
                                                                     $ 28,692,325
          Hypermarkets & Supercenters - 1.6 %
446,570   BJ'S Wholesale Club, Inc. * (b)                            $ 13,870,464
13,000    Costco Wholesale Corp.                                          574,340
                                                                     $ 14,444,804
          Total Food & Drug Retailing                                $ 57,689,712
          Food, Beverage & Tobacco - 0.1 %
          Soft Drinks - 0.1 %
13,600    PepsiCo, Inc.                                              $    721,208
          Total Food, Beverage & Tobacco                             $    721,208
          Health Care Equipment & Services - 6.9 %
          Health Care Distributors - 1.3 %
144,200   McKesson Corp.                                             $  5,443,550
147,200   Par Pharmaceutical Co., Inc. *                                4,922,368
21,200    Wyeth                                                           894,216
                                                                     $ 11,260,134
          Health Care Equipment - 0.7 %
218,400   Boston Scientific Corp. *                                  $  6,396,936
          Health Care Facilities - 3.2 %
1,137,700 Tenet Healthcare Corp. * (b)                               $ 13,117,681
313,060   Triad Hospitals, Inc. *                                      15,684,306
                                                                     $ 28,801,987
          Health Care Services - 0.8 %
17,200    Accredo Health, Inc. *                                     $    763,852
23,200    IMS Health, Inc.                                                565,848
123,530   Laboratory Corp. of America Holdings *                        5,954,146
                                                                     $  7,283,846
          Health Care Supplies - 0.1 %
11,200    Cooper Co., Inc.                                           $    816,480
          Managed Health Care - 0.8 %
76,100    CIGNA Corp.                                                $  6,795,730
          Total Health Care Equipment & Services                     $ 61,355,113
          Pharmaceuticals & Biotechnology - 2.4 %
          Pharmaceuticals - 2.4 %
726,800   IVAX Corp. * (b)                                           $ 14,368,836
355,000   Mylan Laboratories, Inc. (b)                                  6,290,600
23,900    Pfizer, Inc. (b)                                                627,853
                                                                     $ 21,287,289
          Total Pharmaceuticals & Biotechnology                      $ 21,287,289
          Banks - 7.1 %
          Diversified Banks - 0.0 %
10,200    U.S. Bancorp                                               $    293,964
          Regional Banks - 4.4 %
120,200   City National Corp.                                        $  8,392,364
207,830   KeyCorp                                                       6,744,084
184,365   Marshall & Ilsley Corp.                                       7,697,239
244,556   North Fork Bancorporation, Inc.                               6,783,983
28,852    Washington Banking Co.                                          525,106
36,000    West Coast Bancorp Oregon                                       856,800
119,800   Zions Bancorporation                                          8,268,596
                                                                     $ 39,268,172
          Thrifts & Mortgage Finance - 2.7 %
93,598    Countrywide Financial Corp.                                $  3,038,191
395,860   The PMI Group, Inc.                                          15,046,639
207,200   Sovereign Bancorp, Inc. (b)                                   4,591,552
21,500    Washington Mutual, Inc.                                         849,250
                                                                     $ 23,525,632
          Total Banks                                                $ 63,087,768
          Diversified Financials - 6.4 %
          Consumer Finance - 1.2 %
18,414    White Mountains Insurance Group, Ltd.                      $ 11,204,919
          Asset Management & Custody Banks - 1.4 %
414,590   Federated Investors, Inc.                                  $ 11,737,043
23,600    Waddell & Reed Financial, Inc.                                  465,864
                                                                     $ 12,202,907
          Consumer Finance - 1.8 %
29,000    MBNA Corp.                                                 $    711,950
874,400   Providian Financial Corp. *  (b)                             15,004,704
                                                                     $ 15,716,654
          Investment Banking & Brokerage - 2.0 %
311,100   A.G. Edwards, Inc.                                         $ 13,937,280
200,450   Investment Technology Group, Inc. *                           3,507,875
                                                                     $ 17,445,155
          Total Diversified Financials                               $ 56,569,635
          Insurance - 5.0 %
          Insurance Brokers - 2.2 %
295,510   Platinum Underwriter Holdings, Ltd.                        $  8,776,647
295,840   Willis Group Holdings, Ltd. (b)                              10,907,621
                                                                     $ 19,684,268
          Life & Health Insurance - 1.3 %
6,900     Stancorp Financial Group, Inc.                             $    584,982
641,600   UNUM Corp. (b)                                               10,920,032
                                                                     $ 11,505,014
          Property & Casualty Insurance - 1.5 %
64,705    Ambac Financial Group, Inc.                                $  4,836,699
172,700   Safeco Corp.                                                  8,412,217
                                                                     $ 13,248,916
          Total Insurance                                            $ 44,438,198
          Software & Services - 4.1 %
          Application Software - 2.1 %
71,100    Captaris, Inc. *                                           $    287,955
14,600    Intuit, Inc. *                                                  639,042
18,200    Microsoft Corp.                                                 439,894
229,300   Symantec Corp. *                                              4,890,969
646,200   Unisys Corp. *                                                4,562,172
323,100   Veritas Software Corp. *                                      7,502,382
                                                                     $ 18,322,414
          Data Processing & Outsourced Services - 2.0 %
14,800    Fiserv, Inc. *                                             $    589,040
149,729   SunGard Data Systems, Inc. *                                  5,165,651
755,030   The BISYS Group, Inc. *  (b)                                 11,838,870
                                                                     $ 17,593,561
          Systems Software - 0.0 %
19,020    Netiq Corp. *                                              $    217,399
36,000    WatchGuard Technologies, Inc. *                                 116,280
                                                                     $    333,679
          Total Software & Services                                  $ 36,249,654
          Technology Hardware & Equipment - 5.7 %
          Communications Equipment - 2.3 %
355,500   Century Telephone Enterprises, Inc.                        $ 11,674,620
153,600   Scientific-Atlanta, Inc.                                      4,334,592
593,321   Tellabs, Inc. *                                               4,331,243
                                                                     $ 20,340,455
          Computer Hardware - 0.0 %
9,020     NCR Corp. *                                                $    304,335
          Computer Storage & Peripherals - 2.3 %
311,000   Imation Corp.                                              $ 10,807,250
302,400   Storage Technology Corp. * (b)                                9,313,920
                                                                     $ 20,121,170
          Electronic Equipment & Instruments - 0.7 %
89,780    W.W. Grainger, Inc.                                        $  5,590,601
28,000    Ingram Micro, Inc. *                                            466,760
                                                                     $  6,057,361
          Technology Distributors - 0.4 %
61,120    Fisher Scientific International, Inc. *                    $  3,478,950
19,600    Tektronix, Inc.                                                 480,788
                                                                     $  3,959,738
          Total Technology Hardware & Equipment                      $ 50,783,059
          Semiconductors - 0.2 %
          Semiconductor Equipment - 0.1 %
24,500    FEI Co. *                                                  $    567,175
          Semiconductors - 0.1 %
36,300    Intel Corp.                                                $    843,249
36,700    Micron Technology, Inc. *                                       379,478
50,400    Triquint Semiconductor, Inc. *                                  170,352
                                                                     $  1,393,079
          Total Semiconductors                                       $  1,960,254
          Telecommunication Services - 0.1 %
          Integrated Telecommunication Services - 0.1 %
20,600    SBC Communications, Inc.                                   $    488,014
14,700    Verizon Communications, Inc.                                    521,850
                                                                     $  1,009,864
          Total Telecommunication Services                           $  1,009,864
          Utilities - 7.3 %
          Electric Utilities - 5.8 %
45,800    Avista Corp.                                               $    801,500
181,675   Constellation Energy Group                                    9,392,598
153,100   Edison International                                          5,315,632
131,515   Entergy Corp.                                                 9,292,850
174,100   NSTAR                                                         9,453,630
321,600   PG&E Corp.                                                   10,966,560
75,700    TXU Corp.                                                     6,027,991
                                                                     $ 51,250,761
          Gas Utilities - 0.3 %
115,600   Atmos Energy Corp.                                         $  3,121,200
          Multi-Utilities & Unregulated Power - 1.2 %
948,500   Reliant Energy * (b)                                       $ 10,793,930
          Total Utilities                                            $ 65,165,891
          TOTAL COMMON STOCKS
          (Cost   $742,203,303)                                      $868,306,085

Principal
Amount                                                                     Value
          TEMPORARY CASH INVESTMENT - 2.2 %
          Repurchase Agreement - 2.2 %
$19,200,00UBS Warburg, Inc., 2.40%, dated 3/31/05, repurchase price of $19,200,000 plus accrued interest on 4/1/05 collateralized by $19,200,000 U.S. Treasury
          Bill, 5.625%, 5/15/08                                      $ 19,200,000
          TOTAL TEMPORARY CASH INVESTMENT
          (Cost   $19,200,000)                                       $ 19,200,000

          TOTAL INVESTMENT IN SECURITIES - 99.6%
          (Cost   $761,403,303) (a)                                  $887,506,085

          OTHER ASSETS AND LIABILITIES - 0.4%                        $ 3,335,827

          TOTAL NET ASSETS - 100.0%                                  $890,841,912

(A.D.R.)  American Depositary Receipt
*         Non-Income producing security

(a) At March 31, 2005, the net unrealized loss on investments based on cost for federal income tax purposes of $762,536,322 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                  $131,257,313

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                   (6,287,550)

          Net unrealized loss                                        $124,969,763

(b)       At March 31, 2005, the following securities were out on loan:

Shares                             Security                           Market Value
158,800   American Greetings Corp.                                      4,046,224
143,800   The BISYS Group, Inc. *                                       2,254,784
386,336   BJ'S Wholesale Club, Inc. *                                  11,999,596
1,096,965 Blockbuster, Inc.                                             9,686,201
235,600   Eastman Kodak Co.                                             7,668,780
564,680   InterActive Corp. *                                          12,575,424
400,300   The Interpublic Group of Co., Inc. *                          4,915,684
485,160   IVAX Corp. *                                                  9,591,613
337,250   Mylan Laboratories, Inc.                                      5,976,070
22,705    Pfizer, Inc.                                                    596,460
332,100   Providian Financial Corp. *                                   5,698,836
318,472   Regal Entertainment Group                                     6,697,466
148,600   Reliant Energy *                                              1,691,068
185,820   Sovereign Bancorp, Inc.                                       4,117,771
12,700    Storage Technology Corp. *                                      391,160
536,600   Tenet Healthcare Corp. *                                      6,186,998
525,445   UNUM Corp.                                                    8,943,074
223,000   Willis Group Holdings, Ltd.                                   8,222,010
          Total                                                      $111,259,220


          The accompanying notes are an integral part of these financial statements.

         Pioneer Money Market VCT Portfolio
         Schedule of Investments  3/31/05 (unaudited)

 Shares                                                            Value
         COLLATERALIZED MORTGAGE OBLIGATIONS  - 2.2 %
         Government - 2.2 %
 990,695 Federal Home Loan Mortgage Corp. Multifamily VRD Certif$  990,695
         Total Government                                       $  990,695
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost   $990,695)                                      $  990,695

         CORPORATE BONDS - 38.6 %
         Capital Goods - 5.1 %
         Industrial Conglomerates - 2.9 %
 800,000 General Electric Capital Corp., Floating Rate, 1/9/06  $  800,450
 500,000 General Electric Capital Corp., Floating Rate, 12/16/05   500,000
                                                                $1,300,450
         Industrial Machinery - 2.2 %
1,000,000Caterpillar Financial Service Corp., Floating Rate, 4/2$1,000,201
         Total Capital Goods                                    $2,300,651

         Pharmaceuticals & Biotechnology - 1.1 %
         Pharmaceuticals - 1.1 %
 500,000 Pfizer, Inc., 5.625%, 2/1/06                           $  509,728
         Total Pharmaceuticals & Biotechnology                  $  509,728

         Banks - 5.7 %
         Diversified Banks - 5.7 %
 750,000 Bank of America Corp., Floating Rate, 4/28/05          $  750,122
1,000,000Wells Fargo Financial, 6.75%, 6/1/05                    1,007,445
 800,000 Wells Fargo Financial, 7.6%, 5/3/05                       803,574
                                                                $2,561,142
         Total Banks                                            $2,561,142

         Diversified Financials - 25.8 %
         Asset Management & Custody Banks - 2.0 %
 910,000 Mellon Funding Corp., 7.50%, 6/15/05                   $  919,468

         Consumer Finance - 5.9 %
 450,000 American Express Credit, Floating Rate, 10/14/05       $  450,259
1,200,000American Express Credit, Floating Rate, 4/18/05         1,200,080
1,000,000National Rural Utilities, 6.125%, 5/15/05               1,004,823
                                                                $2,655,162
         Investment Banking & Brokerage - 9.3 %
1,000,000Merrill Lynch & Co., Floating Rate, 3/17/06            $1,000,780
1,000,000Merrill Lynch, Floating Rate, 12/9/05                   1,000,839
 500,000 Morgan Stanley Dean Witter, 7.75%, 6/15/05                505,076
1,700,000Morgan Stanley, Floating Rate, 3/27/06                  1,705,332
                                                                $4,212,027
         Diversified Financial Services - 8.6 %
1,000,000Associates Corp., Floating Rate, 6/27/05               $1,000,000
 760,000 Bank One Corp., 7.625%, 8/1/05                            771,767
1,200,000Bank One Corp., Floating Rate, 8/23/05                  1,200,754
 175,000 Citigroup Global Markets, 6.25%, 6/15/05                  176,380
 750,000 Citigroup, Inc., Floating Rate, 9/1/05                    750,254
                                                                $3,899,155
         Total Diversified Financials                           $11,685,811

         Insurance - 0.9 %
         Multi-Line Insurance - 0.9 %
 400,000 American International Group, 2.85%, 12/1/05           $  398,706
         Total Insurance                                        $  398,706
         TOTAL CORPORATE BONDS                                  $17,456,037
         (Cost   $13,264,514)

         U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.4%
         Banks - 15.0 %
         Thrifts & Mortgage Finance - 15.0 %
1,000,000Federal National Mortgage Association, 1.56%, 5/16/05  $1,000,000
1,313,000Federal National Mortgage Association, 2.52%, 4/13/05   1,307,545
1,500,000Federal National Mortgage Association, 2.76%, 5/9/05    1,498,740
2,000,000Federal National Mortgage Association, 2.77%, 5/25/05   1,994,173
1,000,000Federal National Mortgage Association, Floating Rate, 4/  999,992
         Total Banks                                            $6,800,450

         Government - 4.4 %
1,000,000Federal Home Loan Mortgage Corp., 1.28%, 4/22/05       $1,000,000
1,000,000Federal Home Loan Mortgage Corp., 1.7%, 5/24/05         1,000,000
         Total Government                                       $2,000,000
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost   $3,999,989)                                    $8,800,450
Principal
 Amount  TEMPORARY CASH INVESTMENTS - 39.6 %
         Commercial Paper - 29.9 %
1,400,000AIG Funding, Inc., 2.81%, 6/10/05                      $1,392,351
1,000,000Caterpillar,  2.58%, 5/12/05                              997,062
1,000,000Coca Cola Co., 2.53%, 4/11/05                             995,691
1,000,000Coca Cola Co., 2.77%, 5/27/05                             999,256
1,500,000Golden Peanut, 2.59%, 4/15/05                           1,498,489
1,500,000IBM Corp., 2.58%, 4/27/05                               1,497,205
1,350,000Minnesota Mining & Manufacturing, 2.65%, 5/19/05        1,345,050
1,000,000National Rural Utility, 2.77%, 4/21/05                    998,461
1,800,000Paccar Financial, 2.87%, 6/13/05                        1,789,525
2,000,000USAA Cap Corp., 2.75%, 4/14/05                          1,998,014
         Total Commercial Paper                                 $13,511,103

         Repurchase Agreement - 9.7 %
$4,400,00UBS Warburg, Inc., 2.40%, dated 3/31/05, repurchase price of $4,400,000 plus accrued interest on 4/1/05 collateralized by U.S. Treasury
         Bill, 5.625%, 5/15/08                                  $4,400,000
         Total Repurchase Agreement                             $4,400,000
         TOTAL TEMPORARY CASH INVESTMENT                        $4,400,000
         (Cost   $22,763,000)
         TOTAL INVESTMENT IN SECURITIES - 99.8%                 $45,158,286
         (Cost   $41,018,198)(a)
         OTHER ASSETS AND LIABILITIES - 0.2%                    $  73,722

         TOTAL NET ASSETS - 100.0%                              $45,232,008

        (At March 31, 2005, the net unrealized loss on investments based on cost for federal income tax purposes of $41,018,198 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost              $   0

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                  0

         Net unrealized loss                                    $   0

        Pioneer Oakridge Large Cap Growth VCT
        Schedule of Investments  3/31/05 (unaudited)

Shares                                                              Value
        COMMON STOCKS - 92.6 %
        Energy - 7.4 %
        Oil & Gas Exploration & Production - 7.4 %
3,225   Apache Corp.                                              $ 197,467
8,325   XTO Energy, Inc.                                            273,393
                                                                  $ 470,860
        Total Energy                                              $ 470,860
        Capital Goods - 11.7 %
        Aerospace & Defense - 2.1 %
1,885   L-3 Communications Holdings, Inc.                         $ 133,873
        Electrical Component & Equipment - 3.0 %
5,290   General Electric Co.                                      $ 190,757
        Industrial Conglomerates - 4.4 %
2,305   Danaher Corp.                                             $ 123,110
4,625   Tyco International, Ltd.                                    156,325
                                                                  $ 279,435
        Industrial Machinery - 2.2 %
1,700   Ingersoll-Rand Co.                                        $ 135,405
        Total Capital Goods                                       $ 739,470
        Transportation - 3.0 %
        Air Freight & Couriers - 3.0 %
2,020   FedEx Corp.                                               $ 189,779
        Total Transportation                                      $ 189,779
        Hotels, Restaurants & Leisure - 2.1 %
        Hotels, Resorts & Cruise Lines - 2.1 %
2,555   Carnival Corp.                                            $ 132,375
        Total Hotels, Restaurants & Leisure                       $ 132,375
        Media - 1.8 %
        Broadcasting & Cable Television - 1.8 %
4,040   Univision Communications, Inc. *                          $ 111,868
        Total Media                                               $ 111,868
        Retailing - 6.9 %
        General Merchandise Stores - 2.0 %
2,485   Target Corp.                                              $ 124,300
        Home Improvement Retail - 2.1 %
2,340   Lowe's Co., Inc.                                          $ 133,591
        Specialty Stores - 2.8 %
5,770   Staples, Inc.                                             $ 181,351
        Total Retailing                                           $ 439,242
        Food & Drug Retailing - 2.3 %
        Hypermarkets & Supercenters - 2.3 %
2,975   Wal-Mart Stores, Inc.                                     $ 149,077
        Total Food & Drug Retailing                               $ 149,077
        Household & Personal Products - 2.4 %
        Household Products - 2.4 %
2,925   Procter & Gamble Co.                                      $ 155,025
        Total Household & Personal Products                       $ 155,025
        Health Care Equipment & Services - 16.9 %
        Health Care Distributors - 5.0 %
2,410   Johnson & Johnson                                         $ 161,856
4,980   Teva Pharmaceutical Industries, Ltd.                        154,380
                                                                  $ 316,236
        Health Care Equipment - 2.2 %
1,815   Zimmer Holdings, Inc. *                                   $ 141,225
        Health Care Services - 4.8 %
3,965   Caremark Rx, Inc. *                                       $ 157,728
1,415   Quest Diagnostics, Inc.                                     148,759
                                                                  $ 306,487
        Health Care Supplies - 2.6 %
1,845   Alcon, Inc.                                               $ 164,740
        Managed Health Care - 2.3 %
1,530   United Healthcare Group, Inc.                             $ 145,931
        Total Health Care Equipment & Services                    $1,074,619
        Pharmaceuticals & Biotechnology - 4.9 %
        Biotechnology - 4.9 %
2,085   Amgen, Inc. *                                             $ 121,368
3,400   Genentech, Inc. *                                           192,474
                                                                  $ 313,842
        Total Pharmaceuticals & Biotechnology                     $ 313,842
        Banks - 4.2 %
        Diversified Banks - 4.2 %
4,705   Popular, Inc.                                             $ 114,426
5,210   U.S. Bancorp                                                150,151
                                                                  $ 264,577
        Total Banks                                               $ 264,577
        Diversified Financials - 5.4 %
        Consumer Finance - 3.9 %
2,340   American Express Co.                                      $ 120,206
2,600   SLM Corp.                                                   129,584
                                                                  $ 249,790
        Diversified Financial Services - 1.5 %
2,135   Citigroup, Inc.                                           $  95,947
        Total Diversified Financials                              $ 345,737
        Insurance - 1.8 %
        Life & Health Insurance - 1.8 %
3,085   Aflac, Inc.                                               $ 114,947
        Total Insurance                                           $ 114,947
        Software & Services - 7.3 %
        Application Software - 4.5 %
6,375   Microsoft Corp.                                           $ 154,084
10,565  Oracle Corp. *                                              131,851
                                                                  $ 285,935
        Data Processing & Outsourced Services - 1.9 %
3,085   First Data Corp.                                          $ 121,271
        Internet Software & Services - 0.9 %
309     Google, Inc. *                                            $  55,778
        Total Software & Services                                 $ 462,984
        Technology Hardware & Equipment - 9.7 %
        Communications Equipment - 2.8 %
4,890   Qualcomm, Inc.                                            $ 179,219
        Computer Hardware - 4.5 %
4,670   Dell, Inc. *                                              $ 179,420
1,170   IBM Corp.                                                   106,915
                                                                  $ 286,335
        Technology Distributors - 2.4 %
2,655   Fisher Scientific International, Inc. *                   $ 151,123
        Total Technology Hardware & Equipment                     $ 616,677
        Semiconductors - 4.6 %
        Semiconductors - 4.6 %
4,465   Marvell Technology Group, Ltd. *                          $ 171,187
4,820   Texas Instruments, Inc.                                     122,862
                                                                  $ 294,049
        Total Semiconductors                                      $ 294,049
        TOTAL COMMON STOCKS
        (Cost   $5,668,287)                                       $5,875,128

        TOTAL INVESTMENTS IN SECURITIES - 92.6%                   $5,875,128
        (Cost   $5,668,287)
        OTHER ASSETS AND LIABILITIES - 7.4%                       $ 471,616

        TOTAL NET ASSETS - 100.0%                                 $6,346,744

*       Non-Income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $5,672,935 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                 $216,434

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                  (14,241)

        Net unrealized gain                                       $202,193


        The accompanying notes are an integral part of these financial statements.




       Pioneer Int'l Value VCT Portfolio
       Schedule of Investments  3/31/05 (unaudited)

Shares                                                               Value
       PREFERRED STOCKS - 1.0 %
       Health Care Equipment & Services - 0.5 %
       Health Care Equipment - 0.5 %
1,050  Fresenius AG *                                            $    121,747
       Total Health Care Equipment & Services                    $    121,747
       Telecommunication Services - 0.5 %
       Integrated Telecom Services - 0.5 %
8,400  Tele Norte Leste Participacoes (A.D.R.) *                 $    129,948
       Total Telecommunication Services                          $    129,948
       TOTAL PREFERRED STOCKS
       (Cost   $213,607)                                         $    251,695
       COMMON STOCKS - 98.5 %
       Energy - 6.5 %
       Integrated Oil & Gas - 2.5 %
23,810 BP Amoco Plc                                              $    247,567
15,600 Eni S.p.A.                                                     405,957
                                                                 $    653,524
       Oil & Gas Refining Marketing & Transportation - 4.0 %
15,100 Repsol SA                                                 $    399,534
2,730  Total SA                                                       639,564
                                                                 $  1,039,098
       Total Energy                                              $  1,692,622
       Materials - 9.8 %
       Commodity Chemicals - 1.8 %
5,600  BASF India, Ltd.                                          $    396,829
2,400  Bayer AG *                                                      79,191
                                                                 $    476,020
       Construction Materials - 3.6 %
9,600  CRH Plc                                                   $    252,028
6,200  Italcementi S.p.A.                                             104,123
1,600  Lafarge Br                                                     154,863
1,980  VINCI SA                                                       285,331
15,900 Ultra Tech Cement, Ltd. *                                      128,568
                                                                 $    924,913
       Diversified Chemical - 0.9 %
27,700 The Daimaru *                                             $    246,651
       Diversified Metals & Mining - 1.5 %
3,850  Freeport-McMoRan Copper & Gold, Inc. (Class B)            $    152,499
900    Norilsk Nickel *                                                52,650
5,390  Rio Tinto Plc                                                  174,200
                                                                 $    379,349
       Industrial Gases - 1.4 %
62,000 Taiyo Nippon Sanso Corp. *                                $    363,240
       Steel - 0.6 %
11,102 Broken Hill Proprietary Co., Ltd.                         $    155,243
       Total Materials                                           $  2,545,416
       Capital Goods - 10.4 %
       Building Products - 0.5 %
7,300  Daewoo Heavy Industries & Machinery, Ltd. *               $    136,939
       Construction & Engineering - 3.8 %
11,649 ACS, Actividades de Construccion y Servicios, SA          $    288,334
4,700  Compagnie de Saint Gobain                                      286,232
81,400 Kajima Corp. *                                                 336,195
440    Technip                                                         73,557
                                                                 $    984,318
       Electrical Component & Equipment - 3.2 %
55,800 Mitsubishi Electric Corp. *                               $    288,608
2,400  Schneider Electric SA                                          187,988
79,000 The Furukawa Electric Co., Ltd. *                              361,416
                                                                 $    838,012
       Industrial Conglomerates - 0.5 %
20,892 KOC Holding AS                                            $     91,308
5,562  KOC Holding AS *                                                23,484
                                                                 $    114,792
       Industrial Machinery - 2.4 %
3,800  Atlas Copco AB                                            $    181,856
31,500 OSG Corp. *                                                    436,094
                                                                 $    617,950
       Total Capital Goods                                       $  2,692,011
       Commercial Services & Supplies - 0.9 %
       Diversified Commercial Services - 0.9 %
8,100  TNT Post Group NV                                         $    230,205
       Total Commercial Services & Supplies                      $    230,205
       Automobiles & Components - 4.0 %
       Auto Parts & Equipment - 1.3 %
3,500  Compagnie Generale des Etablissements Michelin            $    229,947
1,300  Continental AG *                                               100,775
                                                                 $    330,722
       Automobile Manufacturers - 2.7 %
2,600  Hyundai Heavy Industries                                  $    129,898
15,300 Toyota Motor Co.                                               569,241
                                                                 $    699,139
       Total Automobiles & Components                            $  1,029,861
       Consumer Durables & Apparel - 1.3 %
       Apparel, Accessories & Luxury Goods - 0.8 %
1,300  Adidas-Salomon AG                                         $    206,188
       Homebuilding - 0.5 %
17,700 Sekisui Chemical Co., Ltd. *                              $    128,538
       Total Consumer Durables & Apparel                         $    334,726
       Hotels, Restaurants & Leisure - 3.4 %
       Casinos & Gaming - 1.9 %
8,200  Sega Sammy Holdings, Inc.                                 $    498,224
       Restaurants - 1.5 %
37,200 Compass Group Plc                                         $    169,931
12,000 GUS plc                                                        207,164
                                                                 $    377,095
       Total Hotels, Restaurants & Leisure                       $    875,319
       Media - 3.5 %
       Advertising - 0.4 %
3,000  Publicis SA                                               $     92,052
       Broadcasting & Cable Television - 2.1 %
2,300  Grupo Televisa SA (A.D.R.)                                $    135,240
9,300  Mediaset S.p.A *                                               133,995
14,600 Tokyo Broadcasting System *                                    284,233
                                                                 $    553,468
       Publishing - 1.0 %
11,200 Reed Elsevier Plc                                         $    116,242
4,900  Vivendi Universal *                                            150,015
                                                                 $    266,257
       Total Media                                               $    911,777
       Retailing - 3.2 %
       Distributors - 1.7 %
34,000 Mitsubishi Corp. *                                        $    439,791
       General Merchandise Stores - 1.5 %
7,900  Ryohin Keikaku Co., Ltd. *                                $    390,233
       Total Retailing                                           $    830,024
       Food & Drug Retailing - 5.5 %
       Drug Retail - 0.6 %
13,500 Boots Co. Plc                                             $    159,073
       Food Retail - 4.9 %
2,800  Hyundai Department Store Co., Ltd. *                      $    119,449
10,400 Lawson, Inc. *                                                 381,928
1,600  Nestle SA (Registered Shares) (b)                              438,182
55,700 Tesco Plc                                                      334,469
                                                                 $  1,274,028
       Total Food & Drug Retailing                               $  1,433,101
       Food, Beverage & Tobacco - 1.1 %
       Tobacco - 1.1 %
16,020 British American Tobacco Plc                              $    283,008
       Total Food, Beverage & Tobacco                            $    283,008
       Health Care Equipment & Services - 0.7 %
       Health Care Supplies - 0.7 %
800    Nobel Biocare Holding AG                                  $    168,334
       Total Health Care Equipment & Services                    $    168,334
       Pharmaceuticals & Biotechnology - 5.2 %
       Pharmaceuticals - 5.2 %
800    Actelion, Ltd. *                                          $     80,899
8,832  Astrazeneca Plc                                                348,305
8,590  GlaxoSmithKline Plc                                            197,717
3,200  Novartis                                                       149,211
3,138  Roche Holdings AG                                              336,164
2,080  Sanofi-Aventis                                                 175,864
1,020  Schering AG                                                     67,600
                                                                 $  1,355,760
       Total Pharmaceuticals & Biotechnology                     $  1,355,760
       Banks - 9.5 %
       Diversified Banks - 9.5 %
3,600  Allied Irish Banks Plc                                    $     75,277
31,200 Banca Intesa S.p.A.                                            158,473
14,000 Banco Bilbao Vizcaya Argentaria, SA                            227,812
32,825 Barclays Plc                                                   337,430
4,700  BNP Paribas SA                                                 333,480
8,845  Credit Agricole S.A.                                           240,335
13,200 Development Bank of Singapore, Ltd.                            119,149
4,100  Kookmin Bank (A.D.R.) * (b)                                    183,065
11,820 Royal Bank of Scotland Group Plc                               378,193
75     UFJ Holdings, Inc. *                                           394,630
                                                                 $  2,447,844
       Total Banks                                               $  2,447,844
       Diversified Financials - 10.7 %
       Consumer Finance - 1.3 %
5,200  Aeon Credit Service Co., Ltd. *                           $    350,951
       Diversified Capital Markets - 3.4 %
7,930  CS Group *                                                $    340,237
6,350  UBS AG                                                         535,950
                                                                 $    876,187
       Diversified Financial Services - 6.0 %
11,700 ING Groep NV                                              $    353,202
1,800  Lagardere S.C.A.                                               136,207
4,119  Societe Generale                                               427,768
73,000 Sumitomo Trust Bank *                                          475,593
2,200  Swiss Re                                                       157,735
                                                                 $  1,550,505
       Total Diversified Financials                              $  2,777,643
       Insurance - 3.0 %
       Life & Health Insurance - 1.2 %
5,300  Assicurazioni Generali                                    $    171,006
4,900  China Life Insurance Co. (A.D.R.) * (b)                        130,291
                                                                 $    301,297
       Multi-Line Insurance - 1.8 %
10,900 AXA                                                       $    290,671
1,080  Zurich Financial Services *                                    189,420
                                                                 $    480,091
       Total Insurance                                           $    781,388
       Real Estate - 1.5 %
       Real Estate Management & Development - 1.5 %
34,000 Mitsue Fudosan Co.                                        $    397,387
       Total Real Estate                                         $    397,387
       Software & Services - 1.6 %
       It Consulting & Other Services - 1.6 %
2,100  Atos Origin *                                             $    141,940
1,400  Obic Co., Ltd. *                                               273,159
                                                                 $    415,099
       Total Software & Services                                 $    415,099
       Technology Hardware & Equipment - 3.0 %
       Semiconductors - 1.0 %
9,500  Philips Electronics NV                                    $    261,522
       Electronic Equipment & Instruments - 0.7 %
2,490  Siemens                                                   $    196,942
       Office Electronics - 1.3 %
32,500 Konica Minolta Holdings, Inc. *                           $    328,165
       Total Technology Hardware & Equipment                     $    786,629
       Semiconductors - 1.6 %
       Semiconductor Equip - 1.6 %
7,100  Tokyo Electron, Ltd. *                                    $    404,723
       Total Semiconductors                                      $    404,723
       Telecommunication Services - 9.8 %
       Integrated Telecommunications Services - 4.9 %
3,500  Belgacom SA *                                             $    144,677
16,200 British Sky Broadcasting plc                                   178,536
14,200 France Telecom SA                                              424,455
5,600  Mahanagar Telephone Nigam, Ltd. *                               35,504
46,486 Telecom Italia S.p.A.                                          176,333
17,630 Telefonica SA                                                  307,006
                                                                 $  1,266,511
       Wireless Telecommunication Services - 4.9 %
300    Jupiter Telecommunications Co., Ltd. *                    $    239,284
4,000  Mobile Telesystems (A.D.R.)                                    140,760
6,500  SK Telecom Co., Ltd. (b)                                       128,180
7,091  Turkcell Iletism Hizmet (A.D.R.)                               121,114
243,611Vodafone Group Plc                                             647,854
                                                                 $  1,277,192
       Total Telecommunication Services                          $  2,543,703
       Utilities - 2.0 %
       Electric Utilities - 2.0 %
3,533  E.On AG                                                   $    302,972
23,300 National Grid Transco Plc                                      216,285
                                                                 $    519,257
       Total Utilities                                           $    519,257
       TOTAL COMMON STOCKS
       (Cost   $21,029,909)                                      $ 25,455,837

       TOTAL INVESTMENTS IN SECURITIES - 99.5%                   $ 25,707,532
       (Cost   $21,243,516)
       OTHER ASSETS AND LIABILITIES - 0.5%                       $    135,552

       TOTAL NET ASSETS - 100.0%                                 $ 25,843,084

*      Non-Income producing security
(A.D.R.American Depositary Receipt

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $2,1257,100 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                 $ 4,488,670

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                     (38,238)

       Net unrealized loss                                       $ 4,450,432


(b)    At March 31, 2005, the following securities were out on loan:

Shares                          Security                          Market Value
4,580  China Life Insurance Co. (A.D.R.) *                            121,782
3,895  Kookmin Bank (A.D.R.) *                                        173,912
600    Nestle SA (Registered Shares)                                  164,318
6,175  SK Telecom Co., Ltd.                                           121,771
       Total                                                     $    581,783


       The accompanying notes are an integral part of these financial statements.



              Pioneer High Yield VCT Portfolio
              Schedule of Investments  3/31/05 (unaudited)

Shares                                                                         Value
              CONVERTIBLE PREFERRED STOCKS - 2.9%
              Materials - 2.9 %
              Construction Materials - 0.0 %
  1,750       TXI Capital Trust I, 5.5%, 6/30/28                            $   82,688
              Diversified Metals & Mining - 2.8 %
  3,000       Freeport-McCorp., 5.5% (144A)                                 $2,966,250
              Total Materials                                               $3,048,938
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost   $3,077,338)                                           $3,048,938
              CONVERTIBLE CORPORATE BONDS - 22.8 %
              Materials - 3.3 %
              Commodity Chemicals - 0.4 %
200,000       Millenium Chemicals, Inc., 4.0%, 11/15/23                     $  435,500
              Gold - 0.8 %
1,000,000     Coeur D'Alene Mines Corp., 1.25%, 1/15/24                     $  801,250
              Steel - 2.1 %
3,000,000     Graftech International, 1.625%, 1/15/24 (144A)                $2,201,250
              Total Materials                                               $3,438,000
              Capital Goods - 4.1 %
              Aerospace & Defense - 1.8 %
1,725,000     Alliant Technology Systems, 2.75%, 2/15/24                    $1,906,125
              Construction & Engineering - 0.8 %
875,000       Quanta Services, Inc., 4.0%, 7/1/07                           $  825,781
              Electrical Component & Equipment - 1.2 %
2,595,000     Roper Industries, Inc., 1.4813%, 1/15/34                      $1,239,113
              Industrial Machinery - 0.3 %
300,000       Kaydon Corp., 4.0%, 5/23/23                                   $  355,875
              Total Capital Goods                                           $4,326,894
              Media - 2.1 %
              Advertising - 2.1 %
1,800,000     Interpublic Group Co., 4.5%, 3/15/23                          $2,214,000
              Total Media                                                   $2,214,000
              Retailing - 1.4 %
              Specialty Stores - 1.4 %
1,500,000     Sonic Automotive, Inc., 5.25%, 5/7/09                         $1,490,625
              Total Retailing                                               $1,490,625
              Health Care Equipment & Services - 0.7 %
              Health Care Equipment - 0.7 %
600,000       Wilson Greatbatch Technology, 2.25%, 6/15/13                  $  494,250
375,000       Epix Medical, 3.0%, 6/15/24 (144A)                               281,250
                                                                            $  775,500
              Total Health Care Equipment & Services                        $  775,500
              Pharmaceuticals & Biotechnology - 1.4 %
              Biotechnology - 1.0 %
850,000       CV Therapeutics, 4.75%, 3/7/07                                $  869,125
300,000       Cubist Pharmaceuticals, 5.5%, 11/1/08                            279,000
                                                                            $1,148,125
              Pharmaceuticals - 0.4 %
400,000       Vertex Pharmaceuticals, Inc., 5.75%, 2/15/11 (144A)           $  371,500
              Total Pharmaceuticals & Biotechnology                         $1,519,625
              Software & Services - 0.9 %
              Application Software - 0.6 %
200,000       Mentor Graphics, 6.875%, 6/15/07                              $  206,000
400,000       Serena Software, 1.5%, 12/15/23                                  473,500
                                                                            $  679,500
              It Consulting & Other Services - 0.3 %
400,000       Safeguard Scientifics, 2.625%, 3/15/24                        $  280,000
              Total Software & Services                                     $  959,500
              Technology Hardware & Equipment - 4.9 %
              Communications Equipment - 1.1 %
1,500,000     Adaptec, Inc., 0.75%, 12/22/23                                $1,220,625
              Electronic Equipment & Instruments - 1.3 %
1,000,000     Veeco Instruments, 4.125%, 12/21/08                           $  947,500
300,000       Flir Systems, Inc., 3.0%, 6/1/23                                 458,250
                                                                            $1,405,750
              Electronic Manufacturing Services - 2.0 %
2,200,000     SCI Systems, Inc., 3.0%, 3/15/07                              $2,120,250
              Technology Distributors - 0.4 %
400,000       Bell Microproducts, Inc., 3.75%, 3/5/24                       $  391,000
              Total Technology Hardware & Equipment                         $5,137,625
              Semiconductors - 4.0 %
              Semiconductor Equipment - 3.6 %
600,000       Advanced Energy Industries, Inc., 5.25%, 11/15/06             $  587,250
2,700,000     FEI Co., 5.5%, 8/15/08                                         2,730,375
500,000       Cymer, Inc., 3.5%, 2/15/09                                       471,250
                                                                            $3,788,875
              Semiconductors - 0.4 %
500,000       LSI Logic Corp., 4.0%, 5/15/10                                $  448,750
              Total Semiconductors                                          $4,237,625
              TOTAL CONVERTIBLE CORPORATE BONDS
              (Cost   $25,152,576)                                          $24,099,394
              PREFERRED STOCKS - 1.8 %
              Real Estate - 1.8 %
              Real Estate Management & Development - 1.7 %
 75,000       Forest City Enterprises, 7.375%, 2/1/34                       $1,890,000
              Total Real Estate                                             $1,890,000
              (Cost   $1,917,000)                                           $1,890,000
              CORPORATE BONDS - 68.9 %
              Energy - 2.6 %
              Oil & Gas Equipment And Services - 0.4 %
405,000       Holly Energy Partners LP, 6.25%, 3/1/15 (144A)                $  388,800
              Oil & Gas Refining Marketing & Transportation - 2.2 %
300,000       Frontier Oil Corp., 6.625%, 10/1/11                           $  298,500
1,900,000     Tesoro Petroleum Corp., 9.625%, 4/1/12                         2,085,250
                                                                            $2,383,750
              Total Energy                                                  $2,772,550
              Materials - 18.4 %
              Aluminum - 1.2 %
1,265,000     Novelis, Inc., 7.25%, 2/15/15 (144A)                          $1,239,700
              Commodity Chemicals - 5.3 %
1,800,000     Arco Chemical Co., 9.8%, 2/1/20                               $2,034,000
1,000,000     Nova Chemicals Corp., 7.4%, 4/1/09                             1,057,500
2,500,000     Nova Chemicals Corp., 7.875%, 9/15/25                          2,550,000
                                                                            $5,641,500
              Diversified Metals & Mining - 1.3 %
1,375,000     Freeport-McMoran Copper & Gold, 6.875%, 2/1/09                $1,354,375
              Fertilizers & Agricultural Chemicals - 0.5 %
500,000       Scotts Co., 6.625%, 11/15/13                                  $  505,000
              Metal & Glass Containers - 1.3 %
1,500,000     Crown Cork and Seal Co., Inc., 7.375%, 12/15/26               $1,402,500
              Paper Products - 5.7 %
200,000       Abitibi-Consolidated, Inc., 6.0%, 6/20/13                     $  173,000
2,250,000     Abitibi-Consolidated, Inc., 8.55%, 8/01/10                     2,283,750
885,000       Bowater Canada Finance, 7.95%, 11/15/11                          918,188
2,800,000     Bowater, Inc., 6.5%, 6/15/13                                   2,667,000
                                                                            $6,041,938
              Specialty Chemicals - 3.0 %
2,200,000     Millenium America, Inc., 7.625%, 11/15/26                     $2,134,000
1,000,000     Millennium America, Inc., 9.25%, 6/15/08                       1,072,500
                                                                            $3,206,500
              Total Materials                                               $19,391,513
              Capital Goods - 11.8 %
              Aerospace & Defense - 5.8 %
2,500,000     DRS Technologies, Inc., 6.875%, 11/1/13                       $2,500,000
700,000       DRS Technologies, Inc., 6.875%, 11/1/13 (144A)                   700,000
1,525,000     Esterline Technology, 7.75%, 6/15/13                           1,586,000
850,000       L-3 Communication Holdings Corp., 5.875%, 1/15/15                816,000
600,000       L-3 Communications Corp., 6.125%, 1/15/14                        591,000
                                                                            $6,193,000
              Industrial Machinery - 6.0 %
517,000       JLG Industries, Inc., 8.375%, 6/15/12                         $  550,605
800,000       Manitowoc Co., Inc., 7.125%, 11/1/13                             824,000
5,100,000     Mueller Industries, Inc., 6.0%, 11/1/14                        4,934,250
                                                                            $6,308,855
              Total Capital Goods                                           $12,501,855
              Automobiles & Components - 0.3 %
              Tires & Rubber - 0.3 %
300,000       Goodyear Tire & Rubber, 7.857%, 8/15/11                       $  289,500
              Total Automobiles & Components                                $  289,500
              Consumer Durables & Apparel - 0.2 %
              Homebuilding - 0.2 %
185,000       Meritage Homes Corp., 6.25%, 3/15/15 (144A)                   $  173,900
              Total Consumer Durables & Apparel                             $  173,900
              Media - 1.9 %
              Advertising - 1.9 %
2,000,000     Interpublic Group, Inc., 7.25%, 8/15/11                       $2,040,000
              Total Media                                                   $2,040,000
              Retailing - 2.9 %
              Department Stores - 0.8 %
1,000,000     J.C. Penney Co., Inc., 7.625%, 3/1/97                         $  880,000
              Specialty Stores - 2.0 %
2,290,000     Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                       $2,198,400
              Total Retailing                                               $3,078,400
              Health Care Equipment & Services - 2.1 %
              Health Care Facilities - 0.5 %
500,000       HCA, Inc., 6.25%, 2/15/13                                     $  496,103
              Health Care Supplies - 1.6 %
1,700,000     Inverness Medical Innovation, 8.75%, 2/15/12                  $1,725,500
              Total Health Care Equipment & Services                        $2,221,603
              Pharmaceuticals & Biotechnology - 3.1 %
              Pharmaceuticals - 3.1 %
3,200,000     Valeant Pharmaceuticals, 7.0%, 12/15/11                       $3,232,000
              Total Pharmaceuticals & Biotechnology                         $3,232,000
              Real Estate - 7.5 %
              Real Estate Management & Development - 2.6 %
2,635,000     Forest City Enterprises, 7.625%, 6/1/15                       $2,812,863
              Real Estate Interest Trusts - 4.8 %
500,000       BF Saul Real Estate Investment Trust, 7.5%, 3/1/14            $  518,750
2,300,000     Crescent Real Estate, 9.25%, 4/15/09                           2,495,500
2,000,000     Meristar Hospitality Corp., 9.125%, 1/15/11                    2,090,000
                                                                            $5,104,250
              Total Real Estate                                             $7,917,113
              Technology Hardware & Equipment - 10.4 %
              Communications Equipment - 4.7 %
4,300,000     Corning, Inc., 5.9%, 3/15/14                                  $4,286,249
700,000       Corning, Inc., 6.2%, 3/15/16                                     702,947
                                                                            $4,989,196
              Electronic Equipment & Instruments - 1.9 %
1,835,000     General Cable Corp, 9.5%, 11/15/10                            $2,018,500
              Technology Distributors - 3.8 %
2,550,000     Arrow Electronic, Inc., 6.875%, 6/1/18                        $2,679,531
1,200,000     Arrow Electronic, Inc., 6.875%, 7/1/13                         1,287,464
                                                                            $3,966,995
              Total Technology Hardware & Equipment                         $10,974,691
              Utilities - 7.7 %
              Electric Utilities - 4.7 %
3,000,000     Allegheny Energy Supply, 7.8%, 3/15/11                        $3,112,500
1,750,000     Allegheny Energy Supply, 8.25% 4/15/12 (144A)                  1,855,000
                                                                            $4,967,500
              Multi-Utilities & Unregulated Power - 3.0 %
3,000,000     CMS Energy Corp. 7.75%, 8/1/2010                              $3,127,500
              Total Utilities                                               $8,095,000
              (Cost   $71,739,627)                                          $72,688,125

              TOTAL INVESTMENTS IN SECURITIES - 96.4%
              (Cost $101,886,541)                                           $101,726,457

              OTHER ASSETS AND LIABILITIES - 3.6%                           $3,833,378

              TOTAL NET ASSETS - 100.0%                                     $105,559,835

(A.D.R.)      American Depositary Receipt
*             Non-Income producing security

144A          Security is exempt from registration under Rule 144A of the Securities Act of 1933.
              Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2005, the value of these securities amounted to
              $5,010,150 or 4.75% of net assets.

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $101,886,580 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                     $6,647,617

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                      (6,807,740)

              Net unrealized loss                                           $(160,123)


        Pioneer Growth Shares VCT Portfolio
        Schedule of Investments  3/31/05 (unaudited)

Shares                                                               Value
        COMMON STOCKS - 99.0 %
        Energy - 1.9 %
        Integrated Oil & Gas - 1.2 %
6,200   Occidental Petroleum Corp.                                $  441,254
        Oil & Gas Refining Marketing & Transportation - 0.7 %
9,900   Repsol SA (A.D.R.)                                        $  262,845
        Total Energy                                              $  704,099
        Capital Goods - 8.0 %
        Aerospace & Defense - 0.7 %
4,000   L-3 Communications Holdings, Inc.                         $  284,080
        Industrial Conglomerates - 5.7 %
10,500  American Standard Co., Inc.                               $  488,040
6,900   Illinois Tool Works, Inc.                                    617,757
15,900  Tyco International, Ltd.                                     537,420
4,800   United Technologies Corp.                                    487,968
                                                                  $2,131,185
        Industrial Machinery - 1.6 %
8,900   Deere & Co.                                               $  597,457
        Total Capital Goods                                       $3,012,722
        Commercial Services & Supplies - 2.6 %
        Diversified Commercial Services - 1.7 %
4,700   Apollo Group, Inc. *                                      $  348,082
5,100   The Dun & Bradstreet Corp. *                                 313,395
                                                                  $  661,477
        Office Services & Supplies - 0.9 %
6,200   Canon, Inc. (A.D.R.)                                      $  332,320
        Total Commercial Services & Supplies                      $  993,797
        Consumer Durables & Apparel - 1.8 %
        Apparel, Accessories & Luxury Goods - 1.8 %
27,400  TJX Co., Inc.                                             $  674,862
        Total Consumer Durables & Apparel                         $  674,862
        Hotels, Restaurants & Leisure - 0.8 %
        Restaurants - 0.8 %
7,400   Wendy's International, Inc.                               $  288,896
        Total Hotels, Restaurants & Leisure                       $  288,896
        Media - 4.0 %
        Broadcasting & Cable Television - 2.1 %
76,100  Liberty Media Corp. *                                     $  789,157
        Movies & Entertainment - 1.9 %
25,000  The Walt Disney Co.                                       $  718,250
        Total Media                                               $1,507,407
        Retailing - 6.2 %
        Apparel Retail - 0.5 %
5,200   Liz Claiborne, Inc.                                       $  208,676
        Computer & Electronics Retail - 1.5 %
10,600  Best Buy Co., Inc.                                        $  572,506
        Home Improvement Retail - 4.2 %
17,700  Home Depot, Inc.                                          $  676,848
15,500  Lowe's Co., Inc.                                             884,895
                                                                  $1,561,743
        Total Retailing                                           $2,342,925
        Food, Beverage & Tobacco - 7.3 %
        Soft Drinks - 4.7 %
9,700   Fomento Economico Mexicano SA de CV                       $  519,435
23,300  PepsiCo, Inc.                                              1,235,599
                                                                  $1,755,034
        Tobacco - 2.6 %
15,300  Altria Group, Inc.                                        $1,000,467
        Total Food, Beverage & Tobacco                            $2,755,501
        Household & Personal Products - 4.7 %
        Household Products - 2.6 %
18,700  Procter & Gamble Co.                                      $  991,100
        Personal Products - 2.1 %
18,400  Avon Products, Inc.                                       $  790,096
        Total Household & Personal Products                       $1,781,196
        Health Care Equipment & Services - 11.4 %
        Health Care Distributors - 4.9 %
27,900  Bristol-Myers Squibb Co.                                  $  710,334
16,000  Cardinal Health, Inc.                                        892,800
7,400   Par Pharmaceutical Co., Inc. *                               247,456
                                                                  $1,850,590
        Health Care Equipment - 5.2 %
16,300  Astrazeneca Plc (A.D.R.)                                  $  644,339
14,500  Biomet, Inc.                                                 526,350
10,400  Guidant Corp.                                                768,560
                                                                  $1,939,249
        Health Care Services - 0.9 %
13,400  IMS Health, Inc.                                          $  326,826
        Health Care Supplies - 0.4 %
3,700   Smith & Nephew Plc (A.D.R.)                               $  173,974
        Total Health Care Equipment & Services                    $4,290,639
        Pharmaceuticals & Biotechnology - 9.2 %
        Biotechnology - 4.6 %
17,558  Amgen, Inc. *                                             $1,022,051
8,000   Biogen Idec, Inc. *                                          276,080
12,200  Gilead Sciences, Inc. *                                      436,760
                                                                  $1,734,891
        Pharmaceuticals - 4.6 %
11,111  Endo Pharmaceuticals Holdings, Inc. *                     $  250,553
32,300  IVAX Corp. *                                                 638,571
33,400  Schering-Plough Corp.                                        606,210
4,897   Sanofi-Synthelabo SA (A.D.R.)                                207,339
                                                                  $1,702,673
        Total Pharmaceuticals & Biotechnology                     $3,437,564
        Banks - 1.3 %
        Diversified Banks - 1.3 %
9,500   Wachovia Corp.                                            $  483,645
        Total Banks                                               $  483,645
        Diversified Financials - 3.0 %
        Consumer Finance - 0.8 %
4,000   Capital One Financial Corp.                               $  299,080
        Diversified Financial Services - 2.2 %
18,300  Citigroup, Inc.                                           $  822,402
        Total Diversified Financials                              $1,121,482
        Insurance - 2.1 %
        Multi-Line Insurance - 2.1 %
14,500  American International Group, Inc.                        $  803,445
        Total Insurance                                           $  803,445
        Software & Services - 11.3 %
        Application Software - 9.3 %
75,800  Microsoft Corp.                                           $1,832,086
27,400  Macrovision Corp. *                                          624,446
48,400  Symantec Corp. *                                           1,032,372
                                                                  $3,488,904
        It Consulting & Other Services - 2.0 %
30,600  Accenture, Ltd. *                                         $  738,990
        Total Software & Services                                 $4,227,894
        Technology Hardware & Equipment - 17.4 %
        Communications Equipment - 8.8 %
68,800  Avaya, Inc. *                                             $  803,584
80,000  Cisco Systems, Inc. *                                      1,431,200
29,200  Qualcomm, Inc.                                             1,070,180
                                                                  $3,304,964
        Computer Hardware - 3.7 %
8,000   Dell, Inc. *                                              $  307,360
48,900  Hewlett-Packard Co.                                        1,072,866
                                                                  $1,380,226
        Computer Storage & Peripherals - 2.5 %
33,800  Sandisk Corp. *                                           $  939,640
        Electronic Equipment & Instruments - 2.4 %
3,700   Samsung Electronics                                       $  910,385
        Total Technology Hardware & Equipment                     $6,535,215
        Semiconductors - 3.6 %
6,100   Linear Technology Corp.                                   $  233,691
43,500  Texas Instruments, Inc.                                    1,108,815
                                                                  $1,342,506
        Total Semiconductors                                      $1,342,506
        Telecommunication Services - 2.3 %
        Wireless Telecommunication Services - 2.3 %
33,200  Vodafone Group Plc (A.D.R.)                               $  881,792
        Total Telecommunication Services                          $  881,792
        TOTAL COMMON STOCKS
        (Cost   $36,113,178)                                      $37,185,587

        TOTAL INVESTMENTS IN SECURITIES - 99.0%                   $37,185,587
        Cost   $36,113,178)
        OTHER ASSETS AND LIABILITIES - 1.0%                       $  368,314

        TOTAL NET ASSETS - 100.0%                                 $37,553,901

*       Non-Income producing security
(A.D.R.)American Depositary Receipt

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $36,771,000 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                 $1,140,111

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                  (725,524)

        Net unrealized gain                                       $ 414,587


        The accompanying notes are an integral part of these financial statements.


        Pioneer Fund VCT Portfolio
        Schedule of Investments  3/31/05 (unaudited)

Shares                                                                Value
        COMMON STOCKS - 99.4 %
        Energy - 9.2 %
        Integrated Oil & Gas - 6.8 %
241,264 ChevronTexaco Corp.                                       $ 14,068,104
31,052  ConocoPhillips                                               3,348,648
292,714 Exxon Mobil Corp.                                           17,445,754
44,680  Occidental Petroleum Corp.                                   3,179,876
                                                                  $ 38,042,382
        Oil & Gas Drilling - 0.8 %
60,277  Schlumberger, Ltd.                                        $  4,248,323
        Oil & Gas Exploration & Production - 1.6 %
99,995  Apache Corp.                                              $  6,122,694
70,551  Pioneer Natural Resources Co. (b)                            3,013,939
                                                                  $  9,136,633
        Total Energy                                              $ 51,427,338
        Materials - 7.1 %
        Aluminum - 0.6 %
117,716 Alcoa, Inc.                                               $  3,577,389
        Commodity Chemicals - 1.5 %
27,138  Air Products & Chemicals, Inc.                            $  1,717,564
46,466  E.I. du Pont de Nemours and Co.                              2,380,918
88,000  Praxair, Inc.                                                4,211,680
                                                                  $  8,310,162
        Diversified Chemical - 0.3 %
21,688  PPG Industries, Inc.                                      $  1,551,126
        Diversified Metals & Mining - 3.1 %
112,522 BHP Billiton, Ltd. (A.D.R.) (b)                           $  3,148,366
93,186  Inco, Ltd. * (b)                                             3,708,803
39,803  Phelps Dodge Corp. (b)                                       4,049,159
200,118 Rio Tinto Plc                                                6,456,786
                                                                  $ 17,363,114
        Metal & Glass Containers - 0.8 %
104,000 Ball Corp.                                                $  4,313,920
        Paper Products - 0.3 %
53,073  Meadwestvaco Corp.                                        $  1,688,783
        Precious Metals & Minerals - 0.3 %
40,047  Newmont Mining Corp.                                      $  1,691,986
        Specialty Chemicals - 0.2 %
39,222  Ecolab, Inc.                                              $  1,296,287
        Total Materials                                           $ 39,792,767
        Capital Goods - 9.2 %
        Aerospace & Defense - 1.4 %
48,104  General Dynamics Corp.                                    $  5,149,533
54,000  Northrop Grumman Corp.                                       2,914,920
                                                                  $  8,064,453
        Electrical Component & Equipment - 2.3 %
65,964  Emerson Electric Co.                                      $  4,283,043
206,300 General Electric Co.                                         7,439,178
20,000  Rockwell International Corp.                                 1,132,800
                                                                  $ 12,855,021
        Industrial Conglomerates - 3.2 %
120,984 Johnson Controls, Inc.                                    $  6,746,068
111,551 United Technologies Corp.                                   11,340,275
                                                                  $ 18,086,343
        Industrial Machinery - 2.3 %
40,569  Caterpillar, Inc.                                         $  3,709,629
86,222  Deere & Co.                                                  5,788,083
40,000  Ingersoll-Rand Co.                                           3,186,000
                                                                  $ 12,683,712
        Total Capital Goods                                       $ 51,689,529
        Commercial Services & Supplies - 0.6 %
        Office Services & Supplies - 0.6 %                        c
58,698  Canon, Inc. (A.D.R.) (b)                                  $  3,146,213
        Total Commercial Services & Supplies                      $  3,146,213
        Transportation - 2.4 %
        Airlines - 0.4 %
170,807 Southwest Airlines Co.                                    $  2,432,292
        Railroads - 1.7 %
50,040  Burlington Northern, Inc.                                 $  2,698,657
180,893 Norfolk Southern Corp.                                       6,702,086
                                                                  $  9,400,743
        Trucking - 0.3 %
21,253  United Parcel Service (b)                                 $  1,545,943
        Total Transportation                                      $ 13,378,978
        Automobiles & Components - 2.4 %
        Automobile Manufacturers - 2.4 %
477,615 Ford Motor Corp.                                          $  5,411,378
108,616 PACCAR, Inc.                                                 7,862,712
                                                                  $ 13,274,090
        Total Automobiles & Components                            $ 13,274,090
        Consumer Durables & Apparel - 0.7 %
        Apparel, Accessories & Luxury Goods - 0.3 %
65,267  Gap, Inc. (b)                                             $  1,425,431
        Housewares & Specialties - 0.4 %
84,000  Leggett & Platt, Inc.                                     $  2,425,920
        Total Consumer Durables & Apparel                         $  3,851,351
        Media - 4.7 %
        Advertising - 0.7 %
43,791  Omnicom Group                                             $  3,876,379
        Movies & Entertainment - 0.3 %
51,957  The Walt Disney Co.                                       $  1,492,725
        Publishing - 3.7 %
48,893  Elsevier NV                                               $    736,967
90,111  Gannett Co.                                                  7,125,978
149,146 John Wiley & Sons, Inc.                                      5,257,397
78,179  McGraw-Hill Co., Inc.                                        6,821,118
28,800  Tribune Co.                                                  1,148,256
                                                                  $ 21,089,716
        Total Media                                               $ 26,458,820
        Retailing - 6.7 %
        Apparel Retail - 0.2 %
24,633  Liz Claiborne, Inc.                                       $    988,522
        Computer & Electronics Retail - 0.6 %
60,000  Best Buy Co., Inc.                                        $  3,240,600
11,064  GameStop Corp. (Class B) *                                     246,727
                                                                  $  3,487,327
        Department Stores - 2.2 %
161,232 May Department Stores Co.                                 $  5,968,809
118,523 Nordstrom, Inc.                                              6,563,804
                                                                  $ 12,532,613
        General Merchandise Stores - 2.2 %
34,432  Family Dollar Stores, Inc. (b)                            $  1,045,356
228,656 Target Corp.                                                11,437,373
                                                                  $ 12,482,729
        Home Improvement Retail - 1.3 %
110,000 Home Depot, Inc.                                          $  4,206,400
48,716  Lowe's Co., Inc.                                             2,781,196
                                                                  $  6,987,596
        Specialty Stores - 0.2 %
30,603  Barnes & Noble, Inc. * (b)                                $  1,055,497
        Total Retailing                                           $ 37,534,284
        Food & Drug Retailing - 2.2 %
        Drug Retail - 1.4 %
35,700  CVS Corp.                                                 $  1,878,534
139,003 Walgreen Co. (b)                                             6,174,513
                                                                  $  8,053,047
        Food Distributors - 0.6 %
84,201  Sysco Corp. (b)                                           $  3,014,396
        Food Retail - 0.2 %
28,200  Kellogg Co.                                               $  1,220,214
        Total Food & Drug Retailing                               $ 12,287,657
        Food, Beverage & Tobacco - 3.9 %
        Packaged Foods & Meats - 2.2 %
86,457  Campbell Soup Co.                                         $  2,508,982
44,844  General Mills, Inc. (b)                                      2,204,083
73,219  H.J. Heinz Co., Inc.                                         2,697,388
54,767  Hershey Foods Corp.                                          3,311,213
76,005  Sara Lee Corp.                                               1,684,271
                                                                  $ 12,405,937
        Soft Drinks - 1.7 %
178,941 PepsiCo, Inc.                                             $  9,489,241
        Total Food, Beverage & Tobacco                            $ 21,895,178
        Household & Personal Products - 2.3 %
        Household Products - 1.6 %
15,015  Clorox Co. (b)                                            $    945,795
90,211  Colgate-Palmolive Co.                                        4,706,308
80,030  Estee Lauder Co.                                             3,599,749
                                                                  $  9,251,852
        Personal Products - 0.7 %
58,000  Kimberly-Clark Corp. (b)                                  $  3,812,340
        Total Household & Personal Products                       $ 13,064,192
        Health Care Equipment & Services - 7.6 %
        Health Care Distributors - 4.2 %
204,554 Abbott Laboratories                                       $  9,536,307
95,600  Bristol-Myers Squibb Co.                                     2,433,976
163,188 Johnson & Johnson                                           10,959,706
20,700  Teva Pharmaceutical Industries, Ltd.                           641,700
                                                                  $ 23,571,689
        Health Care Equipment - 3.4 %
73,222  Becton, Dickinson & Co.                                   $  4,277,629
64,700  Biomet, Inc.                                                 2,348,610
32,057  Guidant Corp.                                                2,369,012
85,000  Medtronic, Inc.                                              4,330,750
123,159 Stryker Corp.                                                5,494,123
                                                                  $ 18,820,124
        Total Health Care Equipment & Services                    $ 42,391,813
        Pharmaceuticals & Biotechnology - 5.2 %
        Biotechnology - 0.7 %
68,200  Amgen, Inc. *                                             $  3,969,922
        Pharmaceuticals - 4.5 %
55,362  Barr Pharmaceuticals, Inc. *                              $  2,703,326
95,302  Eli Lilly & Co.                                              4,965,234
236,082 Merck & Co., Inc.                                            7,641,974
104,212 Mylan Laboratories, Inc. (b)                                 1,846,637
56,907  Novartis AG (A.D.R.) (b)                                     2,662,109
37,620  Roche Holdings AG (A.D.R.)                                   2,015,905
180,617 Schering-Plough Corp.                                        3,278,199
                                                                  $ 25,113,384
        Total Pharmaceuticals & Biotechnology                     $ 29,083,306
        Banks - 8.0 %
        Diversified Banks - 3.7 %
288,277 U.S. Bancorp                                              $  8,308,143
41,456  Wachovia Corp.                                               2,110,525
174,435 Wells Fargo  & Co.                                          10,431,213
                                                                  $ 20,849,881
        Regional Banks - 3.0 %
59,000  Fifth Third Bancorp                                       $  2,535,820
98,868  First Horizon National Corp.                                 4,032,826
140,351 National City Corp.                                          4,701,759
57,444  SunTrust Banks, Inc.                                         4,139,989
23,185  Zions Bancorporation                                         1,600,229
                                                                  $ 17,010,623
        Thrifts & Mortgage Finance - 1.3 %
177,481 Washington Mutual, Inc. (b)                               $  7,010,500
        Total Banks                                               $ 44,871,004
        Diversified Financials - 5.0 %
        Asset Management & Custody Banks - 2.3 %
45,290  Federated Investors, Inc.                                 $  1,282,160
77,103  State Street Corp.                                           3,370,943
101,277 T. Rowe Price Associates, Inc.                               6,013,828
80,475  The Bank of New York Co., Inc.                               2,337,799
                                                                  $ 13,004,730
        Consumer Finance - 2.1 %
138,272 American Express Co. (b)                                  $  7,103,033
172,000 MBNA Corp.                                                   4,222,600
                                                                  $ 11,325,633
        Investment Banking & Brokerage - 0.6 %
60,698  Merrill Lynch & Co., Inc.                                 $  3,435,507
        Other Diversified Finance Services - 0.0 %
1       Citigroup, Inc.                                           $         45
        Total Diversified Financials                              $ 27,765,915
        Insurance - 1.9 %
        Multi-Line Insurance - 0.2 %
16,100  Hartford Financial Services Group, Inc.                   $  1,103,816
        Property & Casualty Insurance - 1.7 %
24,800  ACE, Ltd.                                                 $  1,023,496
48,600  Axis Capital Holdings, Ltd.                                  1,314,144
56,844  Chubb Corp.                                                  4,506,024
33,136  Montpelier RE Holdings, Ltd.                                 1,164,730
33,919  Safeco Corp.                                                 1,652,194
                                                                  $  9,660,588
        Total Insurance                                           $ 10,764,404
        Software & Services - 5.6 %
        Application Software - 3.0 %
44,591  Adobe Systems, Inc.                                       $  2,995,177
429,081 Microsoft Corp.                                             10,370,888
62,259  Symantec Corp. * (b)                                         1,327,984
82,800  Veritas Software Corp. *                                     1,922,616
                                                                  $ 16,616,665
        Data Processing & Outsourced Services - 2.6 %
107,497 Automatic Data Processing, Inc.                           $  4,831,990
38,501  Computer Sciences Corp. *                                    1,765,271
26,882  DST Systems, Inc. *  (b)                                     1,241,411
29,998  Fiserv, Inc. *                                               1,193,920
158,920 SunGard Data Systems, Inc. *                                 5,482,740
                                                                  $ 14,515,332
        Total Software & Services                                 $ 31,131,997
        Technology Hardware & Equipment - 6.4 %
        Communications Equipment - 2.0 %
95,000  Century Telephone Enterprises, Inc.                       $  3,119,800
221,762 Motorola, Inc.                                               3,319,777
326,377 Nokia Corp. (A.D.R.)                                         5,035,997
                                                                  $ 11,475,574
        Computer Hardware - 4.0 %
203,265 Dell, Inc. *                                              $  7,809,441
27,643  Diebold, Inc.                                                1,516,219
196,370 Hewlett-Packard Co.                                          4,308,358
81,063  IBM Corp.                                                    7,407,537
403,137 Sun Microsystems, Inc. *                                     1,628,673
                                                                  $ 22,670,228
        Computer Storage & Peripherals - 0.4 %
160,000 EMC Corp. *                                               $  1,971,200
        Total Technology Hardware & Equipment                     $ 36,117,002
        Semiconductors - 3.8 %
        Semiconductor Equipment - 0.9 %
308,306 Applied Materials, Inc. * (b)                             $  5,009,973
        Semiconductors - 2.9 %
24,815  Freescale Semiconductor, Inc. *                           $    428,059
349,426 Intel Corp.                                                  8,117,166
294,793 Texas Instruments, Inc. (b)                                  7,514,274
                                                                  $ 16,059,499
        Total Semiconductors                                      $ 21,069,472
        Telecommunication Services - 2.9 %
        Integrated Telecommunication Services - 2.9 %
23,765  Alltel Corp. (b)                                          $  1,303,510
146,005 BellSouth Corp.                                              3,838,471
218,671 SBC Communications, Inc.                                     5,180,316
164,000 Verizon Communications, Inc.                                 5,822,000
                                                                  $ 16,144,297
        Total Telecommunication Services                          $ 16,144,297
        Utilities - 1.8 %
        Electric Utilities - 1.5 %
32,838  American Electric Power Co., Inc.                         $  1,118,462
36,216  Consolidated Edison, Inc. (b)                                1,527,591
90,000  Exelon Corp.                                                 4,130,100
57,799  Southern Co.                                                 1,839,742
                                                                  $  8,615,895
        Gas Utilities - 0.2 %
27,431  KeySpan Energy Corp.                                      $  1,068,986
        Water Utilities - 0.1 %
18,826  Aqua America, Inc.                                        $    458,601
        Total Utilities                                           $ 10,143,482
        TOTAL COMMON STOCKS
        (Cost   $452,029,781)                                     $557,283,089
        Rights/Warrants - 0.0 %
        Technology Hardware & Equipment - 0.0 %
        Communications Equipment - -0.0 %
34,993  Lucent Technologies, 12/10/07 *                           $     23,445
        Total Technology Hardware & Equipment                     $     23,445
        TOTAL RIGHTS/WARRANTS
        (Cost   $40,767)                                          $     23,445

        TOTAL INVESTMENTS IN SECURITIES - 95.1%                   $557,306,534
        (Cost $452,070,548)
        OTHER ASSETS AND LIABILITIES - 4.9%                       $  3,365,335

        TOTAL NET ASSETS - 100.0%                                 $560,671,869

(A.D.R.)American Depositary Receipt
*       Non-Income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $452,747,110 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                 $123,395,979

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                  (18,836,555)

        Net unrealized gain                                       $104,559,424


(b)     At March 31, 2005, the following securities were out on loan:

Shares                           Security                          Market Value
182,000 Alltel Corp.                                                 9,982,700
75,200  American Express Co.                                         3,863,024
254,400 Applied Materials, Inc. *                                    4,134,000
241,700 Barnes & Noble, Inc. *                                       8,336,233
150,000 BHP Billiton, Ltd. (A.D.R.)                                  4,197,000
222,600 Canon, Inc. (A.D.R.)                                        11,931,360
285,000 Clorox Co.                                                  17,952,150
150,000 Consolidated Edison, Inc.                                    6,327,000
141,100 DST Systems, Inc. *                                          6,515,998
188,400 Family Dollar Stores, Inc.                                   5,719,824
251,300 Gap, Inc.                                                    5,488,392
132,500 General Mills, Inc.                                          6,512,375
62,900  Inco, Ltd. *                                                 2,503,420
118,750 Kimberly-Clark Corp.                                         7,805,438
1,907,31Mylan Laboratories, Inc.                                    33,797,622
300,000 Novartis AG (A.D.R.)                                        14,034,000
194,400 Phelps Dodge Corp.                                          19,776,312
109,300 Pioneer Natural Resources Co.                                4,669,296
137,000 Symantec Corp. *                                             2,922,210
108,000 Sysco Corp.                                                  3,866,400
1,289,70Texas Instruments, Inc.                                     32,874,453
42,100  United Parcel Service                                        3,062,354
893,200 Walgreen Co.                                                39,675,944
17,900  Washington Mutual, Inc.                                        707,050
        Total                                                     $256,654,554


        The accompanying notes are an integral part of these financial statements.



       Pioneer Europe VCT Portfolio
       Schedule of Investments  3/31/05 (unaudited)

Shares                                                         Value
       PREFERRED STOCKS - 1.9 %
       Automobiles & Components - 1.0 %
       Automobile Manufacturers - 1.0 %
250    Porsche AG                                           $  181,416
       Total Automobiles & Components                       $  181,416
       Health Care Equipment & Services - 0.9 %
       Health Care Equipment - 0.8 %
1,396  Fresenius AG *                                       $  161,866
       Total Health Care Equipment & Services               $  161,866
       TOTAL PREFERRED STOCKS
       (Cost   $216,361)                                    $  343,282

       COMMON STOCKS - 95.7 %
       Energy - 10.3 %
       Integrated Oil & Gas - 4.4 %
32,474 BP Amoco Plc                                         $  337,652
17,462 Eni S.p.A.                                              454,411
                                                            $  792,063
       Oil & Gas Refining Marketing & Transportation - 5.9 %
16,907 Repsol SA                                            $  447,346
2,675  Total SA                                                626,679
                                                            $1,074,025
       Total Energy                                         $1,866,088
       Materials - 9.6 %
       Commodity Chemicals - 1.7 %
4,368  BASF India, Ltd.                                     $  309,526
       Construction Materials - 6.5 %
11,436 CRH Plc                                              $  299,674
3,209  Holcim, Ltd.                                            197,256
10,501 Italcementi S.p.A.                                      176,354
3,356  Lafarge Br                                              324,826
1,201  VINCI SA                                                173,072
                                                            $1,171,182
       Diversified Metals & Mining - 1.4 %
7,996  Rio Tinto Plc                                        $  258,423
       Total Materials                                      $1,739,131
       Capital Goods - 6.1 %
       Construction & Engineering - 3.5 %
7,130  ACS, Actividades de Construccion y Servicios, SA     $  176,480
6,078  Compagnie de Saint Gobain                               370,152
513    Technip                                                  85,760
                                                            $  632,392
       Electrical Component & Equipment - 1.2 %
2,777  Schneider Electric SA                                $  217,518
       Industrial Machinery - 1.4 %
3,941  AB SKF                                               $  184,146
1,574  Atlas Copco AB                                           75,327
                                                            $  259,473
       Total Capital Goods                                  $1,109,383
       Commercial Services & Supplies - 1.5 %
       Diversified Commercial Services - 1.5 %
9,329  TNT Post Group NV                                    $  265,133
       Total Commercial Services & Supplies                 $  265,133
       Automobiles & Components - 2.5 %
       Auto Parts & Equipment - 2.5 %
3,898  Compagnie Generale des Etablissements Michelin       $  256,096
2,466  Continental AG *                                        191,163
                                                            $  447,259
       Total Automobiles & Components                       $  447,259
       Consumer Durables & Apparel - 1.5 %
       Apparel, Accessories & Luxury Goods - 1.5 %
1,703  Adidas-Salomon AG                                    $  270,107
       Total Consumer Durables & Apparel                    $  270,107
       Hotels, Restaurants & Leisure - 1.5 %
       Restaurants - 1.5 %
38,643 Compass Group Plc                                    $  176,523
5,688  GUS Plc                                                  98,196
                                                            $  274,719
       Total Hotels Restaurants & Leisure                   $  274,719
       Media - 2.0 %
       Advertising - 0.5 %
2,942  Publicis SA                                          $   90,272
       Publishing - 1.5 %
5,928  Elsevier NV                                          $   89,341
1,077  Lagardere S.C.A.                                         81,497
3,223  Vivendi Universal *                                      98,673
                                                            $  269,5111.5
       Total Media                                          $  359,7832.0
       Retailing - 2.6 %
       Computer & Electronics Retail - 0.5 %
34,273 Dixons Group Plc                                     $   98,926
       Distributors - 1.2 %
21,080 Buhrmann NV *                                        $  213,708
       Specialty Stores - 0.9 %
34,285 HMV Group Plc                                        $  161,963
       Total Retailing                                      $  474,597
       Food & Drug Retailing - 3.9 %
       Drug Retail - 0.8 %
11,770 Boots Co. Plc                                        $  138,688
       Food Retail - 3.1 %
1,260  Nestle SA (Registered Shares)                        $  345,068
37,557 Tesco Plc                                               225,523
                                                            $  570,591
       Total Food & Drug Retailing                          $  709,279
       Food, Beverage & Tobacco - 1.0 %
       Tobacco - 1.0 %
10,229 British American Tobacco Plc                         $  180,705
       Total Food, Beverage & Tobacco                       $  180,705
       Health Care Equipment & Services - 0.7 %
       Health Care Equipment - 0.6 %
1,137  Synthes, Inc.                                        $  126,365
       Total Health Care Equipment & Services               $  126,365
       Pharmaceuticals & Biotechnology - 7.6 %
       Pharmaceuticals - 7.6 %
1,738  Actelion, Ltd. *                                     $  175,754
11,377 Astrazeneca Plc                                         448,672
12,095 GlaxoSmithKline Plc                                     278,391
1,628  Roche Holdings AG                                       174,403
2,594  Sanofi-Aventis                                          219,323
1,193  Schering AG                                              79,066
                                                            $1,375,609
       Total Pharmaceuticals & Biotechnology                $1,375,609
       Banks - 10.1 %
       Diversified Banks - 10.1 %
3,948  Allied Irish Banks Plc                               $   82,554
8,534  Banco Bilbao Vizcaya Argentaria, SA                     138,868
32,459 Barclays Plc                                            333,668
6,883  BNP Paribas SA                                          488,370
7,858  Credit Agricole SA                                      213,516
17,831 Royal Bank of Scotland Group Plc                        570,522
                                                            $1,827,498
       Total Banks                                          $1,827,498
       Diversified Financials - 12.0 %
       Asset Management & Custody Banks - 0.4 %
2,630  Man Group Plc                                        $   68,432
       Diversified Capital Markets - 6.0 %
12,076 CS Group *                                           $  518,121
6,686  UBS AG                                                  564,309
                                                            $1,082,430
       Other Diversified Financial Services - 5.1 %
6,390  ING Groep NV                                         $  192,903
4,931  Societe Generale                                        512,096
3,047  Swiss Re                                                218,463
                                                            $  923,4625.1
       Specialized Finance - 0.6 %
1,411  Deutsche Boerse AG                                   $  106,015
       Total Diversified Financials                         $2,180,33912.0
       Insurance - 4.0 %
       Multi-Line Insurance - 3.5 %
13,780 AXA                                                  $  367,472
1,571  Zurich Financial Services *                             275,536
                                                            $  643,008
       Reinsurance - 0.5 %
2,146  Hannover Rueckversicheru                             $   84,927
       Total Insurance                                      $  727,935
       Software & Services - 1.0 %
       IT Consulting & Other Services - 1.0 %
2,571  Atos Origin *                                        $  173,775
       Total Software & Services                            $  173,775
       Technology Hardware & Equipment - 4.1 %
       Semiconductors - 1.5 %
9,797  Philips Electronics NV                               $  269,698
       Communications Equipment - 1.5 %
47,224 Ericsson LM Tel Sur *                                $  132,822
8,468  Nokia Oyj                                               130,681
                                                            $  263,503
       Electronic Equipment & Instruments - 1.1 %
2,609  Siemens                                              $  206,354
       Total Technology Hardware & Equipment                $  739,555
       Telecommunication Services - 10.1 %
       Integrated Telecommunication Services - 5.6 %
3,323  Belgacom SA *                                        $  137,361
13,518 France Telecom SA                                       404,069
12,569 Telefonica SA                                           218,875
6,902  Telekom Austria AG *                                    134,862
32,531 Telecom Italia S.p.A.                                   123,398
                                                            $1,018,565
       Wireless Telecommunication Services - 4.5 %
304,416Vodafone Group Plc                                   $  809,558
       Total Telecommunication Services                     $1,828,123
       Utilities - 3.7 %
       Electric Utilities - 2.5 %
5,241  E.On AG                                              $  449,441
       Gas Utilities - 1.2 %
48,966 Centrica Plc *                                       $  214,250
       Total Utilities                                      $  663,691
       TOTAL COMMON STOCKS
       (Cost   $13,537,881)                                 $17,339,074

       TOTAL INVESTMENTS IN SECURITIES - 97.6%              $17,682,356
       (Cost $13,754,242)

       OTHER ASSETS AND LIABILITIES - 2.4%                  $  438,826

       TOTAL NET ASSETS - 100.0%                            $18,121,182

*      Non-Income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $14,623,745 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost            $3,430,999

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value             (372,388)

       Net unrealized gain                                  $3,058,611


           Pioneer Equity Income VCT Portfolio
           Schedule of Investments  3/31/05 (unaudited)
 Shares                                                             Value
           CONVERTIBLE PREFERRED STOCKS - 1.0 %
           Automobiles & Components - 0.9 %
           Automobile Manufacturers - 0.9 %
  58,815   Ford Capital Trust, 6.50%, 1/15/32                   $  2,664,320
           Total Automobiles & Components                       $  2,664,320
           Pharmaceuticals & Biotechnology - 0.1 %
           Pharmaceuticals - 0.0 %
   4,255   Schering-Plough Corp., 6.0%, 9/14/07                 $    214,878
           Total Pharmaceuticals & Biotechnology                $    214,878
           TOTAL CONVERTIBLE PREFERRED STOCKS
           (Cost   $2,996,506)                                  $  2,879,198

           COMMON STOCKS - 96.2 %
           Energy - 10.9 %
           Integrated Oil & Gas - 10.9 %
  75,809   ConocoPhillips                                       $  8,175,243
 179,158   ChevronTexaco Corp.                                    10,446,703
  37,024   Occidental Petroleum Corp.                              2,634,998
 185,910   Exxon Mobil Corp.                                      11,080,236
                                                                $ 32,337,180
           Total Energy                                         $ 32,337,180
           Materials - 6.3 %
           Commodity Chemicals - 1.7 %
  54,832   Air Products & Chemicals, Inc.                       $  3,470,317
  29,804   E.I. du Pont de Nemours and Co.                         1,527,157
                                                                $  4,997,474
           Construction Materials - 0.7 %
  37,024   Vulcan Materials Co.                                 $  2,104,074
           Diversified Chemical - 1.0 %
  40,036   PPG Industries, Inc.                                 $  2,863,375
           Diversified Metals & Mining - 0.3 %
  36,789   Compass Minerals International, Inc.                 $    936,280
           Paper Products - 0.7 %
  68,022   Meadwestvaco Corp.                                   $  2,164,460
           Specialty Chemicals - 0.7 %
  45,165   Valspar Corp.                                        $  2,101,979
           Steel - 1.2 %
  53,851   Nucor Corp.                                          $  3,099,664
  21,209   Roanoke Electric Steel Corp.                              438,602
                                                                $  3,538,266
           Total Materials                                      $ 18,705,908
           Capital Goods - 5.8 %
           Electrical Component & Equipment - 1.7 %
  78,002   Emerson Electric Co.                                 $  5,064,670
           Industrial Conglomerates - 3.0 %
  79,758   Johnson Controls, Inc.                               $  4,447,306
  44,309   United Technologies Corp.                               4,504,453
                                                                $  8,951,759
           Industrial Machinery - 1.1 %
  28,397   Gorman-Rupp Co.                                      $    609,400
 100,506   The Timken Co.                                          2,747,834
                                                                $  3,357,234
           Total Capital Goods                                  $ 17,373,663
           Commercial Services & Supplies - 0.6 %
           Employment Services - 0.6 %
 131,488   Servicemaster Co.                                    $  1,775,088
           Total Commercial Services & Supplies                 $  1,775,088
           Transportation - 1.1 %
           Railroads - 1.1 %
  62,138   Burlington Northern, Inc.                            $  3,351,102
           Total Transportation                                 $  3,351,102
           Automobiles & Components - 4.5 %
           Automobile Manufacturers - 4.5 %
 183,148   Ford Motor Corp.                                     $  2,075,067
 158,254   PACCAR, Inc.                                           11,456,007
                                                                $ 13,531,074
           Total Automobiles & Components                       $ 13,531,074
           Consumer Durables & Apparel - 0.7 %
           Housewares & Specialties - 0.7 %
 105,176   Tupperware Corp.                                     $  2,141,383
           Total Consumer Durables & Apparel                    $  2,141,383
           Media - 3.1 %
           Movies & Entertainment - 1.7 %
 157,559   Cedar Fair, L.P.                                     $  4,958,382
           Publishing - 1.4 %
  48,431   McGraw-Hill Co., Inc.                                $  4,225,605
           Total Media                                          $  9,183,987
           Retailing - 2.0 %
           Department Stores - 2.0 %
 162,068   May Department Stores Co.                            $  5,999,757
           Total Retailing                                      $  5,999,757
           Food, Beverage & Tobacco - 4.6 %
           Packaged Foods & Meats - 4.0 %
 160,788   Campbell Soup Co.                                    $  4,666,068
  65,812   General Mills, Inc.                                     3,234,660
  80,339   H.J. Heinz Co., Inc.                                    2,959,689
  51,125   Sara Lee Corp.                                          1,132,930
                                                                $ 11,993,347
           Soft Drinks - 0.6 %
  31,177   PepsiCo, Inc.                                        $  1,653,316
           Total Food, Beverage & Tobacco                       $ 13,646,663
           Household & Personal Products - 1.4 %
           Household Products - 1.4 %
  41,467   Colgate-Palmolive Co.                                $  2,163,333
  32,042   Clorox Co.                                              2,018,326
                                                                $  4,181,659
           Total Household & Personal Products                  $  4,181,659
           Health Care Equipment & Services - 5.5 %
           Health Care Distributors - 4.7 %
 105,336   Abbott Laboratories                                  $  4,910,764
 193,942   Bristol-Myers Squibb Co.                                4,937,763
  62,455   Johnson & Johnson                                       4,194,478
                                                                $ 14,043,005
           Health Care Equipment - 0.8 %
  40,409   Becton, Dickinson & Co.                              $  2,360,694
           Total Health Care Equipment & Services               $ 16,403,699
           Pharmaceuticals & Biotechnology - 3.5 %
           Pharmaceuticals - 3.5 %
  63,116   Eli Lilly & Co.                                      $  3,288,344
 222,436   Merck & Co., Inc.                                       7,200,253
                                                                $ 10,488,597
           Total Pharmaceuticals & Biotechnology                $ 10,488,597
           Banks - 11.0 %
           Diversified Banks - 4.2 %
  26,813   Comerica, Inc.                                       $  1,476,860
  93,857   U.S. Bancorp                                            2,704,959
  87,825   Wachovia Corp.                                          4,471,171
  63,881   Wells Fargo  & Co.                                      3,820,084
                                                                $ 12,473,074
           Regional Banks - 4.1 %
  67,804   First Horizon National Corp.                         $  2,765,725
 105,630   National City Corp.                                     3,538,605
  80,710   SunTrust Banks, Inc.                                    5,816,770
                                                                $ 12,121,100
           Thrifts & Mortgage Finance - 2.7 %
 206,575   Washington Mutual, Inc.                              $  8,159,713
           Total Banks                                          $ 32,753,887
           Diversified Financials - 4.5 %
           Asset Management & Custody Banks - 3.8 %
 130,341   Eaton Vance Corp.                                    $  3,055,193
  29,346   State Street Corp.                                      1,283,007
 119,297   T. Rowe Price Associates, Inc.                          7,083,856
                                                                $ 11,422,056
           Investment Banking & Brokerage - 0.7 %
  46,982   A.G. Edwards, Inc.                                   $  2,104,794
           Total Diversified Financials                         $ 13,526,850
           Insurance - 3.2 %
           Property & Casualty Insurance - 3.2 %
  60,734   Chubb Corp.                                          $  4,814,384
  94,619   Safeco Corp.                                            4,608,891
                                                                $  9,423,275
           Total Insurance                                      $  9,423,275
           Real Estate - 1.1 %
           Real Estate Investment Trust - 1.1 %
  56,249   Simon DeBartolo Group, Inc.                          $  3,407,564
           Total Real Estate                                    $  3,407,564
           Software & Services - 0.6 %
           Data Processing & Outsourced Services - 0.6 %
  42,876   Automatic Data Processing, Inc.                      $  1,927,276
           Total Software & Services                            $  1,927,276
           Technology Hardware & Equipment - 1.7 %
           Communications Equipment - 0.5 %
  96,698   Motorola, Inc.                                       $  1,447,569
           Computer Hardware - 1.2 %
  65,603   Diebold, Inc.                                        $  3,598,325
           Total Technology Hardware & Equipment                $  5,045,894
           Telecommunication Services - 6.3 %
           Integrated Telecommunication Services - 6.3 %
  56,521   Alltel Corp.                                         $  3,100,177
  67,611   AT&T Corp.                                              1,267,706
 214,563   BellSouth Corp.                                         5,640,861
 185,097   SBC Communications, Inc.                                4,384,948
 119,909   Verizon Communications, Inc.                            4,256,770
                                                                $ 18,650,462
           Total Telecommunication Services                     $ 18,650,462
           Utilities - 17.5 %
           Electric Utilities - 11.3 %
  83,774   Ameren Corp.                                         $  4,105,764
  70,408   American Electric Power Co., Inc.                       2,398,096
 128,375   Constellation Energy Group                              6,636,988
 217,022   Citizens Utilities Co. (Class B)                        2,808,265
  80,796   Consolidated Edison, Inc.                               3,407,975
  71,947   FPL Group, Inc.                                         2,888,672
 114,495   Great Plains Energy, Inc.                               3,501,257
  67,701   NSTAR                                                   3,676,164
 134,569   Southern Co.                                            4,283,331
                                                                $ 33,706,512
           Gas Utilities - 4.6 %
  16,257   Atmos Energy Corp.                                   $    438,939
 135,292   KeySpan Energy Corp.                                    5,272,329
 131,946   Questar Corp.                                           7,817,801
                                                                $ 13,529,069
           Multi-Utilities & Unregulated Power - 1.0 %
  52,870   Equitable Resources, Inc.                            $  3,036,853
           Water Utilities - 0.6 %
  77,396   Aqua America, Inc.                                   $  1,885,367
           Total Utilities                                      $ 52,157,801
           TOTAL COMMON STOCKS
           (Cost   $223,532,272)                                $286,012,769

Principal
 Amount                                                             Value
           TEMPORARY CASH INVESTMENT - 6.1 %
           Repurchase Agreement - 6.1 %
$18,100,000UBS Warburg, Inc., 2.40%, dated 3/31/05, repurchase price of $18,100,000 plus accrued interest on 4/1/05 collateralized by
            $18,555,000 U.S. Treasury Bill, 2.75%, 6/30/06      $ 18,100,000
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost   $18,100,000)                                 $ 18,100,000

           TOTAL INVESTMENT IN SECURITIES - 99.9%
           (Cost   $244,628,778)(a)                             $306,991,967

           OTHER ASSETS AND LIABILITIES - 0.1%                  $(9,588,299)

           TOTAL NET ASSETS - 100.0%                            $297,403,668

    (a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $243,522,996 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost            $69,458,677

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value             (5,989,706)

           Net unrealized gain                                  $63,468,971

        Pioneer Papp America Pacific Rim VCT
        Schedule of Investments  3/31/05 (unaudited)

Shares                                                              Value
        COMMON STOCKS - 95.1 %
        Energy - 2.9 %
        Integrated Oil & Gas - 2.9 %
840     ChevronTexaco Corp.                                       $  48,980
        Total Energy                                              $  48,980
        Capital Goods - 9.0%
        Electrical Component & Equipment - 9.0%
1,150   Emerson Electric Co.                                      $  74,670
2,200   General Electric Co.                                         79,332
                                                                  $ 154,002
        Total Capital Goods                                       $ 154,002
        Transportation - 3.7 %
        Air Freight & Couriers - 3.7 %
1,165   Expeditors International of Washington, Inc.              $  62,386
        Total Transportation                                      $  62,386
        Media - 4.6 %
        Advertising - 4.6 %
1,370   WPP Group Plc (A.D.R.)                                    $  77,720
        Total Media                                               $  77,720
        Retailing - 1.9 %
        Specialty Stores - 1.9 %
950     Tiffany & Co.                                             $  32,794
        Total Retailing                                           $  32,794
        Food & Drug Retailing - 4.2 %
        Food Retail - 4.2 %
1,100   Wm. Wrigley Jr. Co.                                       $  72,127
        Total Food & Drug Retailing                               $  72,127
        Household & Personal Products - 8.4 %
        Household Products - 8.4 %
1,270   Colgate-Palmolive Co.                                     $  66,256
1,700   Estee Lauder Co.                                             76,466
                                                                  $ 142,722
        Total Household & Personal Products                       $ 142,722
        Health Care Equipment & Services - 13.1%
        Health Care Equipment - 8.5 %
1,450   Medtronic, Inc.                                           $  73,878
1,600   Stryker Corp.                                                71,376
                                                                  $ 145,254
        Health Care Services - 4.6 %
3,200   IMS Health, Inc.                                          $  78,048
        Total Health Care Equipment & Services                    $ 223,302
        Pharmaceuticals & Biotechnology - 6.1 %
        Pharmaceuticals - 6.1%
1,050   Johnson & Johnson                                         $  70,518
1,300   Pfizer, Inc.                                              $  34,151
        Total Pharmaceuticals & Biotechnology                     $ 104,669
        Diversified Financials - 8.5 %
        Asset Management & Custody Banks - 8.5 %
1,700   State Street Corp.                                        $  74,324
1,200   T. Rowe Price Associates, Inc.                               71,256
                                                                  $ 145,580
        Total Diversified Financials                              $ 145,580
        Insurance - 2.5 %
        Multi-Line Insurance - 2.5 %
770     American International Group, Inc.                        $  42,666
        Total Insurance                                           $  42,666
        Software & Services - 3.5 %
        Application Software - 3.5 %
2,500   Microsoft Corp.                                           $  60,425
        Total Software & Services                                 $  60,425
        Technology Hardware & Equipment - 13.7 %
        Communications Equipment - 3.0 %
2,900   Cisco Systems, Inc. *                                     $  51,881
        Computer Hardware - 4.3 %
800     IBM Corp.                                                 $  73,104
        Computer Storage & Peripherals - 1.9 %
2,600   EMC Corp. *                                               $  32,032
        Electronic Manufacturing Services - 4.5%
2,400   Molex, Inc.                                               $  56,640
729     National Instruments Corp.                                   19,718
        Total Electronic Manufacturing Services                   $  76,358
        Total Technology Hardware & Equipment                     $ 233,375
        Semiconductors - 12.9 %
        Semiconductor Equipment - 1.0 %
1,000   Applied Materials, Inc. *                                 $  16,250
        Semiconductors - 11.9 %
3,000   Intel Corp.                                               $  69,690
1,800   Linear Technology Corp.                                      68,958
2,500   Microchip Technology                                         65,025
                                                                  $ 203,673
        Total Semiconductors                                      $ 219,923
        TOTAL COMMON STOCKS
        (Cost   $1,602,865)                                       $1,620,671

        TOTAL INVESTMENTS IN SECURITIES - 95.1%                   $1,620,671
        (Cost $1,602,865)
        OTHER ASSETS AND LIABILITIES - 4.9%                       $  83,223

        TOTAL NET ASSETS - 100.0%                                 $1,703,894

(A.D.R.)American Depositary Receipt
*       Non-Income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $1,602,865 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                 $ 36,569

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                  (18,763)

        Net unrealized gain                                       $ 17,806


        The accompanying notes are an integral part of these financial statements.



          Pioneer Papp Small & Mid Cap Growth VCT
          Schedule of Investments  3/31/05 (unaudited)
Shares                                                                Value
          COMMON STOCKS - 99.2 %
          Materials - 1.6 %
          Specialty Chemicals - 1.6 %
900       Sigma-Aldrich Corp.                                       $  55,125
          Total Materials                                           $  55,125
          Capital Goods - 2.4 %
          Building Products - 2.4 %
2,700     Simpson Manufacturing Co., Inc. *                         $  83,430
          Total Capital Goods                                       $  83,430
          Commercial Services & Supplies - 8.4 %
          Diversified Commercial Services - 8.4 %
950       Apollo Group, Inc. *                                      $  70,357
1,750     ChoicePoint, Inc. *                                          70,193
2,098     Cintas Corp.                                                 86,668
3,200     DeVry, Inc. *                                                60,544
                                                                    $ 287,762
          Total Commercial Services & Supplies                      $ 287,762
          Transportation - 2.8 %
          Air Freight & Couriers - 2.8 %
1,800     Expeditors International of Washington, Inc.              $  96,390
          Total Transportation                                      $  96,390
          Consumer Durables & Apparel - 2.6 %
          Leisure Products - 2.6 %
1,300     Polaris Industries, Inc.                                  $  91,299
          Total Consumer Durables & Apparel                         $  91,299
          Hotels, Restaurants & Leisure - 1.9 %
          Restaurants - 1.9 %
1,800     Brinker International, Inc. *                             $  65,196
          Total Hotels, Restaurants & Leisure                       $  65,196
          Media - 6.4 %
          Advertising - 5.5 %
3,500     Harte -Hanks, Inc.                                        $  96,460
1,650     WPP Group Plc (A.D.R.)                                       93,605
                                                                    $ 190,065
          Broadcasting & Cable Television - 0.9 %
1,800     Saga Communications, Inc. *                               $  28,980
          Total Media                                               $ 219,045
          Retailing - 4.6 %
          General Merchandise Stores - 2.0 %
2,300     Family Dollar Stores, Inc.                                $  69,828
          Specialty Stores - 2.6 %
1,800     O'Reilly Automotive, Inc. *                               $  89,154
          Total Retailing                                           $ 158,982
          Household & Personal Products - 5.3 %
          Household Products - 2.5 %
1,400     Clorox Co.                                                $  88,186
          Personal Products - 2.8 %
2,000     Alberto-Culver Co. (Class B)                              $  95,720
          Total Household & Personal Products                       $ 183,906
          Health Care Equipment & Services - 23.3 %
          Health Care Distributors - 2.6 %
1,800     Patterson Co. *                                           $  89,910
          Health Care Equipment - 12.9 %
1,350     C. R. Bard, Inc.                                          $  91,908
1,800     Dentsply International, Inc.                                 97,938
4,200     Molecular Devices Corp.*                                     79,800
1,600     ResMed, Inc. *                                               90,240
1,884     Stryker Corp.                                                84,045
                                                                    $ 443,931
          Health Care Services - 7.8 %
1,100     Express Scripts, Inc. *                                   $  95,909
3,790     IMS Health, Inc.                                             92,438
1,600     Medco Health Solutions, Inc. *                               79,312
                                                                    $ 267,659
          Total Health Care Equipment & Services                    $ 801,500
          Pharmaceuticals & Biotechnology - 3.3%
          Biotechnology - 3.3%
2,800     Techne Corp. *                                            $ 112,504
          Total Pharmaceuticals & Biotechnology                     $ 112,504

          Banks - 2.7 %
          Regional Banks - 2.7 %
2,300     UCBH Holdings, Inc.                                       $  91,770
          Total Banks                                               $  91,770
          Diversified Financials - 8.1 %
          Asset Management & Custody Banks - 8.1 %
3,200     Federated Investors, Inc.                                 $  90,592
2,000     Investors Financial Services Corp.                           97,820
1,500     T. Rowe Price Associates, Inc.                               89,070
                                                                    $ 277,482
          Total Diversified Financials                              $ 277,482
          Software & Services - 9.0 %
          Data Processing & Outsourced Services - 8.3 %
1,800     DST Systems, Inc. *                                       $  83,124
2,400     Fiserv, Inc. *                                               95,520
3,100     SunGard Data Systems, Inc. *                                106,950
                                                                    $ 285,594
          It Consulting & Other Services - 0.7 %
1,700     Forrester Research, Inc. *                                $  23,936
          Total Software & Services                                 $ 309,530
          Technology Hardware & Equipment - 8.0 %
          Communications Equipment - 1.3 %
1,200     Plantronics, Inc.                                         $  45,696
          Electronic Equipment & Instruments - 4.0 %
1,650     Mettler-Toledo International, Inc. *                      $  78,375
1,700     Waters Corp. *                                               60,843
                                                                    $ 139,218
          Electronic Manufacturing Services - 2.7 %
2,600     Molex, Inc.                                               $  61,360
1,100     National Instruments Corp.                                   29,755
          Total Electronic Manufacturing Services                   $  91,115
          Total Technology Hardware & Equipment                     $ 276,029
          Semiconductors - 9.0 %
          Semiconductor Equipment - 2.7 %
1,400     KLA-Tencor Corp. *                                        $  64,414
1,100     Novellus Systems, Inc. *                                     29,403
                                                                    $  93,817
          Semiconductors - 6.3 %
2,500     Linear Technology Corp.                                   $  95,775
3,200     Microchip Technology                                         83,232
2,000     Semtech Corp. *                                              35,740
                                                                    $ 214,747
          Total Semiconductors                                      $ 308,564
          TOTAL COMMON STOCKS
          (Cost   $3,311,319)                                       $3,418,514

          TOTAL INVESTMENTS IN SECURITIES - 99.2%                   $3,418,514
          (Cost $3,311,319)
          OTHER ASSETS AND LIABILITIES - 0.8%                       $  27,120

          TOTAL NET ASSETS - 100.0%                                 $3,445,634

(A.D.R.)  American Depositary Receipt
*         Non-Income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $3,329,636 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                 $160,346

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                  (33,541)

          Net unrealized gain                                       $126,805


          The accompanying notes are an integral part of these financial statements.



       Pioneer Real Estate Shares VCT Portfolio
       Schedule of Investments  3/31/05 (unaudited)
Shares                                                          Value
       COMMON STOCKS - 98.3 %
       Hotels, Restaurants & Leisure - 5.6 %
       Hotels, Resorts & Cruise Lines - 5.6 %
96,300 Hilton Hotels Corp.                                  $  2,152,305
50,000 Starwood Hotels & Resorts                               3,001,500
                                                            $  5,153,805
       Total Hotels, Restaurants & Leisure                  $  5,153,805
       Diversified Financials - 3.6 %
       Diversified Financial Services - 3.6 %
85,000 Brookfield Properties Corp. (b)                      $  3,272,500
       Total Diversified Financials                         $  3,272,500
       Real Estate - 89.1 %
       Real Estate Management & Development - 4.3 %
132,000Catellus Development Corp.                           $  3,517,800
27,500 Kite Realty Group Trust                                   396,000
                                                            $  3,913,800
       Real Estate Investment Trusts - 84.8 %
38,000 Apartment Investment & Management Co.                $  1,413,600
47,000 AMB Property Corp.                                      1,776,600
27,500 Arden Realty Group, Inc.                                  930,875
104,500Archstone Communities Trust                             3,564,495
63,000 AvalonBay Communities, Inc.                             4,214,070
31,000 Brandywine Realty Trust                                   880,400
20,500 BioMed Property Trust, Inc.                               422,300
79,000 Boston Properties, Inc.                                 4,758,170
14,100 Capital Automotive                                        466,992
46,000 Camden Property Trust                                   2,163,380
19,000 Carramerica Realty Corp.                                  599,450
73,000 Developers Diversifies Realty Corp.                     2,901,750
35,000 Duke Realty Investments, Inc.                           1,044,750
11,300 Equity Lifestyle Properties, Inc.                         398,325
64,000 Equity Office Properties Trust                          1,928,320
116,000Equity Residential Property Trust                       3,736,360
12,100 First Potomac Realty Trust                                276,485
38,500 Federal Realty Investment Trust                         1,861,475
74,500 General Growth Properties, Inc. (b)                     2,540,450
52,600 Highwoods Properties, Inc.                              1,410,732
196,800Host Marriott Corp.                                     3,259,008
14,500 Hospitality Properties Trust                              585,510
10,000 Healthcare Realty Trust, Inc.                             364,400
26,500 Kimco Realty Corp.                                      1,428,350
12,000 Kilroy Realty Corp.                                       490,920
90,500 Liberty Property Trust                                  3,534,025
28,500 The Macerich Co.                                        1,518,480
21,000 Corporate Office Properties                               556,080
93,500 ProLogis Trust                                          3,468,850
26,000 Pan Pacific Retail Properties, Inc.                     1,475,500
44,200 Prentiss Properties Trust                               1,509,872
45,800 Public Storage, Inc.                                    2,607,852
25,000 PS Business Parks, Inc.                                 1,007,500
57,100 Regency Centers Corp. (b)                               2,719,673
25,000 Spirit Finance Corp. *                                    271,500
24,100 iStar Financial, Inc.                                     992,438
30,500 Shurgard Storage Centers, Inc.                          1,249,890
27,500 Strategic Hotel Capital, Inc.                             404,250
98,000 Simon DeBartolo Group, Inc.                             5,936,840
76,000 Taubman Centers, Inc.                                   2,108,240
71,500 Trizec Properties, Inc.                                 1,358,500
57,000 United Dominion Realty Trust                            1,189,590
35,000 Vornado Realty Trust                                    2,424,450
                                                            $ 77,750,697
       Total Real Estate                                    $ 81,664,497
       TOTAL COMMON STOCKS
       (Cost   $65,750,451)                                 $ 90,090,802

       TOTAL INVESTMENT IN SECURITIES - 98.3%
       (Cost   65,750,451)(a)                               $ 90,090,802

       OTHER ASSETS AND LIABILITIES - 1.7%                  $ 1,595,435

       TOTAL NET ASSETS - 100.0%                            $ 91,686,237

   *   Non-income producing security

 (a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $66,380,331 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost            $31,782,239

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value             (8,071,768)

       Net unrealized gain                                  $23,710,471

 (b)   At March 31, 2005, the following securities were out on loan:

Shares                       Security                        Market Value
81,700 Brookfield Properties Corp.                          $  3,145,450
70,775 General Growth Properties, Inc.                         2,413,428
49,875 Regency Centers Corp.                                   2,375,546
       Total                                                $  7,934,424

         Pioneer Small Cap Value II VCT Portfolio
         Schedule of Investments  3/31/05 (unaudited)

Shares                                                                Value
         Common Stock - 99.0 %
         Energy - 9.9 %
         Integrated Oil & Gas - 3.8 %
46,225   LONE STAR TECH *                                          $1,822,651
         Oil & Gas Drilling - 1.6 %
67,825   Key Energy Services, Inc. *                               $  777,953
         Oil & Gas Refining Marketing & Transportation - 4.5 %
70,200   World Fuel Services Corp.                                 $2,211,300
         Total Energy                                              $4,811,904
         Materials - 3.2 %
         Construction Materials - 1.8 %
14,650   Florida Rock Industries, Inc.                             $  861,712
         Steel - 1.4 %
21,025   Schnitzer Steel Industries, Inc.                          $  709,173
         Total Materials                                           $1,570,885
         Capital Goods - 10.5 %
         Aerospace & Defense - 6.3 %
20,275   Precision Castparts Corp.                                 $1,561,378
20,175   United Defense Industries, Inc.                            1,481,248
                                                                   $3,042,626
         Construction & Engineering - 4.2 %
47,850   Astec Industries, Inc. *                                  $1,055,093
35,025   URS Corp. *                                                1,006,969
                                                                   $2,062,062
         Total Capital Goods                                       $5,104,688
         Commercial Services & Supplies - 1.6 %
         Diversified Commercial Services - 1.6 %
19,100   Regis Corp.                                               $  781,763
         Total Commercial Services & Supplies                      $  781,763
         Transportation - 6.4 %
         Air Freight & Couriers - 2.4 %
48,750   Pacer International, Inc. *                               $1,164,638
         Trucking - 4.0 %
17,200   Arkansas Best Corp.                                       $  649,816
40,600   Landstar System, Inc. *                                    1,329,650
                                                                   $1,979,466
         Total Transportation                                      $3,144,104
         Consumer Durables & Apparel - 5.7 %
         Homebuilding - 5.0 %
21,175   Beazer Homes USA, Inc.                                    $1,055,786
144,550  Champion Enterprises, Inc. *                               1,358,770
                                                                   $2,414,556
         Housewares & Specialties - 0.4 %
9,325    Furniture Brands International, Inc.                      $  203,378
         Photographic Products - 0.3 %
87,925   Concord Camera Corp. *                                    $  159,144
         Total Consumer Durables & Apparel                         $2,777,078
         Hotels, Restaurants & Leisure - 4.8 %
         Casinos & Gaming - 3.6 %
31,950   Ameristar Casinos, Inc.                                   $1,747,026
         Restaurants - 1.2 %
15,425   Jack In The Box, Inc. *                                   $  572,268
         Total Hotels, Restaurants & Leisure                       $2,319,294
         Retailing - 8.6 %
         Catalog Retail - 2.2 %
62,200   Insight Enterprises, Inc. *                               $1,092,232
         Home Improvement Retail - 3.5 %
37,775   Building Materials Holding Corp.                          $1,680,231
         Specialty Stores - 2.9 %
48,750   Foot Locker, Inc.                                         $1,428,375
         Total Retailing                                           $4,200,838
         Food, Beverage & Tobacco - 3.0 %
         Packaged Foods & Meats - 1.7 %
38,900   Sensient Technologies Corp.                               $  838,684
         Tobacco - 1.3 %
13,600   Universal Corp.                                           $  622,472
         Total Food, Beverage & Tobacco                            $1,461,156
         Health Care Equipment & Services - 0.8 %
         Health Care Facilities - 0.8 %
64,650   Hanger Orthopedic Group, Inc. *                           $  384,668
         Total Health Care Equipment & Services                    $  384,668
         Banks - 8.9 %
         Regional Banks - 6.2 %
36,475   Central Pacific Financial Corp.                           $1,227,384
29,750   Greater Bay Bancorp                                          726,198
48,370   Hanmi Financial Corp.                                        800,524
8,118    Provident Bankshares Corp.                                   267,569
                                                                   $3,021,675
         Thrifts & Mortgage Finance - 2.7 %
19,375   BankUnited Financial Corp. *                              $  520,413
29,585   PFF Bancorp, Inc.                                            816,546
                                                                   $1,336,959
         Total Banks                                               $4,358,634
         Diversified Financials - 8.7 %
         Consumer Finance - 5.2 %
58,275   AmeriCredit Corp. *                                       $1,365,966
54,000   Cash America International, Inc.                           1,184,220
                                                                   $2,550,186
         Investment Banking & Brokerage - 3.5 %
52,672   Apollo Investment Corp.                                   $  883,836
51,150   SWS Group, Inc.                                              819,935
                                                                   $1,703,771
         Total Diversified Financials                              $4,253,957
         Insurance - 7.4 %
         Life & Health Insurance - 2.1 %
12,150   Stancorp Financial Group, Inc.                            $1,030,077
         Property & Casualty Insurance - 5.3 %
14,225   First American Corp.                                      $  468,571
46,950   Ohio Casualty Corp. *                                      1,078,911
25,500   RLI Corp.                                                  1,056,975
                                                                   $2,604,457
         Total Insurance                                           $3,634,534
         Real Estate - 6.8 %
         Real Estate Investment Trusts - 6.8 %
15,025   Alexandria Real Estate Equities, Inc.                     $  967,310
14,800   Camden Property Trust                                        696,043
29,425   First Potomac Realty Trust                                   672,361
47,325   Hanover Capital Mortgage Holdings, Inc.                      502,118
25,975   Impac Mortgage Holdings, Inc.                                498,201
                                                                   $3,336,033
         Total Real Estate                                         $3,336,033
         Software & Services - 0.7 %
         Data Processing & Outsourced Services - 0.7 %
72,725   Hypercom Corp. *                                          $  343,988
         Total Software & Services                                 $  343,988
         Technology Hardware & Equipment - 9.3 %
         Communications Equipment - 2.6 %
17,725   Black Box Corp.                                           $  663,091
15,025   Plantronics, Inc.                                            572,152
                                                                   $1,235,243
         Computer Storage & Peripherals - 2.0 %
28,350   Imation Corp.                                             $  985,163
         Electronic Equipment & Instruments - 0.7 %
7,475    Landauer, Inc.                                            $  355,361
         Electronic Manufacturing Services - 2.0 %
30,750   Benchmark Electronics, Inc. *                             $  978,773
         Technology Distributors - 2.0 %
26,650   Anixter International, Inc. *                             $  963,398
         Total Technology Hardware & Equipment                     $4,517,938
         Semiconductors - 1.2 %
105,350  Lattice Semiconductor Corp. *                             $  565,730
         Total Semiconductors                                      $  565,730
         Utilities - 1.5 %
         Electric Utilities - 1.5 %
26,350   IDACORP, Inc.                                             $  747,550
         Total Utilities                                           $  747,550
         TOTAL COMMON STOCKS
         (Cost   $30,722,538)                                      $48,314,742

         TOTAL INVESTMENTS IN SECURITIES - 99.0%                   $48,314,742
         (Cost   $30,722,538)
         OTHER ASSETS AND LIABILITIES - 1.0%                       $  476,673

         TOTAL NET ASSETS - 100.0%                                 $48,791,415

*        Non-Income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $30,818,285 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                 $18,469,810

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                  (973,353)

         Net unrealized gain                                       $17,496,457


         The accompanying notes are an integral part of these financial statements.


         Pioneer Small Cap Value VCT Portfolio
         Schedule of Investments  3/31/05 (unaudited)
 Shares                                                                    Value
         COMMON STOCKS - 85.0 %
         Energy - 7.9 %
         Oil & Gas Drilling - 2.5 %
   1,525 Atwood Oceanics, Inc. *                                       $    101,474
  26,736 Key Energy Services, Inc. *                                        306,662
  14,500 Todco  *                                                           374,680
                                                                       $    782,816
         Oil & Gas Equipment And Services - 2.2 %
  14,200 Gulfmark Offshore, Inc. *                                     $    367,922
  10,240 Maverick Tube Corp. *                                              332,902
                                                                       $    700,824
         Oil & Gas Exploration & Production - 3.2 %
   2,900 Forest Oil Corp. *                                            $    117,450
  13,400 Parallel Petroleum Corp. *                                          98,490
   5,900 Penn Virginia Corp.                                                270,810
   5,395 Swift Energy Co. *                                                 153,434
   7,769 Unit Corp. *                                                       350,926
                                                                       $    991,110
         Total Energy                                                  $  2,474,750
         Materials - 6.7 %
         Diversified Metals & Mining - 1.5 %
   2,900 Alpha Natural Resources, Inc. *                               $     83,143
   9,914 Massey Energy Co.                                                  396,957
                                                                       $    480,100
         Gold - 0.8 %
   7,350 Glamis Gold, Ltd. *                                           $    114,734
  24,300 IAMGOLD Corp.                                                      149,202
                                                                       $    263,936
         Metal & Glass Containers - 0.8 %
   5,137 Jarden Corp. *                                                $    235,686
         Paper Products - 1.7 %
  22,693 Domtar, Inc.                                                  $    191,983
  13,100 Flowserve Corp. *                                                  338,897
                                                                       $    530,880
         Precious Metals & Minerals - 0.2 %
  28,125 Cambior, Inc. *                                               $     61,031
         Specialty Chemicals - 0.4 %
   3,875 Great Lakes Chemical Corp.                                    $    124,465
         Steel - 1.3 %
   3,575 Carpenter Technology                                          $    212,391
  34,893 Graftech International, Ltd. * (b)                                 198,541
                                                                       $    410,932
         Total Materials                                               $  2,107,030
         Capital Goods - 7.1 %
         Aerospace & Defense - 0.2 %
   4,875 Intrado, Inc. *                                               $     59,963
         Construction, Farm Machinery & Heavy Trucks - 1.4 %
  21,575 Wabtec Corp.                                                  $    442,072
         Construction & Engineering - 1.3 %
   5,800 Dycom Industries, Inc. *                                      $    133,342
   2,000 Granite Construction, Inc.                                          52,540
  15,325 Insituform Technologies, Inc. *                                    222,366
                                                                       $    408,248
         Electrical Component & Equipment - 0.6 %
  38,879 Power-One, Inc. *                                             $    188,952
         Industrial Conglomerates - 1.1 %
  20,760 Cornell Companies, Inc. *                                     $    261,576
   7,796 NN, Inc.                                                            96,047
                                                                       $    357,623
         Industrial Machinery - 1.5 %
   4,730 Joy Global, Inc.                                              $    165,834
   3,125 Kaydon Corp.                                                        98,125
   1,894 Nacco Industries, Inc.                                             193,074
                                                                       $    457,033
         Trading Companies & Distributors - 1.0 %
  11,829 Applied Industrial Technologies, Inc.                         $    321,749
         Total Capital Goods                                           $  2,235,640
         Commercial Services & Supplies - 5.4 %
         Data Processing Services - 0.3 %
  10,000 Gartner Group, Inc. *                                         $     95,700
         Diversified Commercial Services - 4.0 %
   5,378 Chemed Corp.                                                  $    411,309
  18,400 Central Parking Corp.                                              316,112
      35 Profit Recovery Group International *                                  175
  33,855 Rent-Way, Inc. *                                                   277,611
   9,600 Watson Wyatt & Company Holdings                                    261,120
                                                                       $  1,266,327
         Employment Services - 1.1 %
  44,700 On Assignment, Inc. *                                         $    227,970
   5,670 Korn/Ferry International *                                         107,900
                                                                       $    335,870
         Total Commercial Services & Supplies                          $  1,697,897
         Transportation - 2.9 %
         Marine - 0.8 %
   2,500 Arlington Tankers, Ltd.                                       $     58,750
   5,300 Dryships, Inc. *                                                   103,297
   5,000 Excel Maritime Carriers, Ltd. *                                     92,250
                                                                       $    254,297
         Railroads - 1.1 %
  13,043 Genesee & Wyoming, Inc. *                                     $    336,509
         Trucking - 1.0 %
   1,900 Central Freight Lines, Inc. *                                 $      6,764
   3,968 Dollar Thrifty Automotive Group *                                  130,071
   2,800 Forward Air Corp.                                                  119,224
   2,900 Universal Truckload Services, Inc. *                                61,190
                                                                       $    317,249
         Total Transportation                                          $    908,055
         Automobiles & Components - 0.5 %
         Auto Parts & Equipment - 0.5 %
  10,395 Federal Signal Corp.                                          $    157,692
         Total Automobiles & Components                                $    157,692
         Consumer Durables & Apparel - 0.9 %
         Apparel, Accessories & Luxury Goods - 0.9 %
  18,968 Charming Shoppes, Inc. *                                      $    154,210
   4,250 Kellwood Co.                                                       122,358
                                                                       $    276,568
         Total Consumer Durables & Apparel                             $    276,568
         Hotels, Restaurants & Leisure - 0.9 %
         Casinos & Gaming - 0.2 %
   7,900 Alliance Gaming Corp. * (b)                                   $     75,761
         Restaurants - 0.7 %
   9,619 O'Charley's, Inc. *                                           $    209,117
         Total Hotels, Restaurants & Leisure                           $    284,878
         Media - 0.4 %
         Advertising - 0.2 %
   6,566 EMAK Worldwide, Inc. *                                        $     67,958
         Publishing - 0.2 %
   7,340 Advanced Marketing Services, Inc. *                           $     44,040
         Total Media                                                   $    111,998
         Retailing - 6.2 %
         Apparel Retail - 0.7 %
   5,295 Stage Stores, Inc. *                                          $    203,275
         Catalog Retail - 1.6 %
  28,975 Insight Enterprises, Inc. *                                   $    508,801
         Computer & Electronics Retail - 0.3 %
  17,750 Tweeter Home Entertainment Group, Inc. *                      $     98,868
         General Merchandise Stores - 0.5 %
   9,100 Fred's, Inc. *                                                $    156,247
         Specialty Stores - 3.1 %
   7,075 Claire's Stores, Inc.                                         $    163,008
   4,000 Cost Plus, Inc. *                                                  107,520
   5,052 Guitar Center, Inc. *                                              277,001
  23,407 Hancock Fabrics, Inc.                                              174,148
   6,348 School Specialty, Inc. * (b)                                       248,588
                                                                       $    970,265
         Total Retailing                                               $  1,937,456
         Food & Drug Retailing - 1.5 %
         Food Distributors - 0.6 %
  12,050 B & G Foods, Inc.                                             $    179,545
         Food Retail - 0.9 %
   9,208 Fresh Del Monte Produce, Inc. *                               $    281,028
         Total Food & Drug Retailing                                   $    460,573
         Household & Personal Products - 1.9 %
         Household Products - 1.5 %
  21,579 Nu Skin Enterprises, Inc.                                     $    485,743
         Personal Products - 0.4 %
   4,825 NBTY, Inc. *                                                  $    121,059
         Total Household & Personal Products                           $    606,802
         Health Care Equipment & Services - 7.9 %
         Health Care Distributors - 2.4 %
   9,170 Amerigroup Corp. *                                            $    335,255
  16,525 Cross Country Healthcare, Inc. *                                   276,959
   3,475 Chattem, Inc. *                                                    154,533
                                                                       $    766,747
         Health Care Equipment - 0.8 %
   5,500 Analogic Corp.                                                $    237,875
         Health Care Facilities - 1.4 %
   9,800 American Retirement Corp. *                                   $    142,492
   3,350 Sunrise Senior Living, Inc. *  (b)                                 162,810
   2,783 Triad Hospitals, Inc. *                                            139,428
                                                                       $    444,730
         Health Care Services - 2.0 %
   5,927 Pediatrix Medical Group, Inc. *                               $    406,533
  10,075 Providence Service Corp. *                                         234,292
                                                                       $    640,825
         Managed Health Care - 1.3 %
   6,930 PacifiCare Health Systems *                                   $    394,456
         Total Health Care Equipment & Services                        $  2,484,633
         Pharmaceuticals & Biotechnology - 0.6 %
         Biotechnology - 0.6 %
  15,455 Kendle International, Inc. *                                  $    177,733
         Total Pharmaceuticals & Biotechnology                         $    177,733
         Banks - 9.0 %
         Diversified Banks - 3.8 %
   4,131 Banner Corp.                                                  $    111,413
  15,230 BankAtlantic Bancorp, Inc.                                         265,002
   1,100 Community Bancorp *                                                 27,709
  11,050 Provident Financial Services, Inc.                                 188,955
  25,025 Texas Capital Bancshares, Inc. *                                   525,525
   2,200 Trustmark Corp.                                                     63,800
                                                                       $  1,182,404
         Regional Banks - 4.4 %
   7,000 Alliance Bankshares Corp. *                                   $    108,150
  27,425 Cardinal Financial Corp. *                                         252,310
   3,875 City National Corp.                                                270,553
   2,975 Irwin Financial Corp.                                               68,485
  32,750 Sterling Bancshares, Inc.                                          465,050
   3,200 Signature Bank *                                                    84,832
   3,105 Whitney Holding Corp.                                              138,204
                                                                       $  1,387,584
         Thrifts & Mortgage Finance - 0.8 %
   4,175 BankUnited Financial Corp. *                                  $    112,141
   9,475 First Niagara Financial Group, Inc.                                125,165
                                                                       $    237,306
         Total Banks                                                   $  2,807,294
         Diversified Financials - 6.2 %
         Consumer Finance - 1.1 %
   7,025 Advanta Corp.                                                 $    146,120
   7,478 Advanta Corp. (Class B)                                            171,994
  10,000 Rewards Network, Inc. *                                             41,600
                                                                       $    359,714
         Investment Banking & Brokerage - 3.0 %
   6,200 A.G. Edwards, Inc.                                            $    277,760
  23,960 Apollo Investment Corp.                                            402,049
   4,900 OptionsXpress Holdings, Inc. *                                      79,331
   5,050 Piper Jaffray Co. *                                                184,780
                                                                       $    943,920
         Diversified Financial Services - 0.5%
  14,400 Nasdaq Stock Market, Inc. *                                   $    154,080

         Specialized Finance - 1.6 %
  15,575 Assured Guaranty, Ltd.                                        $    279,571
   5,843 Financial Federal Corp.                                            206,667
                                                                       $    486,238
         Total Diversified Financials                                  $  1,943,952
         Insurance - 3.7 %
         Insurance Brokers - 0.2 %
   1,875 Platinum Underwriter Holdings, Ltd.                           $     55,688
         Property & Casualty Insurance - 2.9 %
   4,000 American Safety Insurance Group, Ltd. *                       $     59,600
   8,126 IPC Holdings, Ltd.                                                 319,189
   3,900 National Interstate Corp. *                                         65,520
  28,775 Quanta Capital Holdings (144A) *                                   230,200
   2,925 RLI Corp.                                                          121,241
   2,525 Selective Insurance Group, Inc. (b)                                116,731
                                                                       $    912,481
         Reinsurance - 0.6 %
   6,950 Odyssey Re Holdings Corp. (b)                                 $    174,028
         Total Insurance                                               $  1,142,197
         Real Estate - 5.5 %
         Real Estate Management & Development - 0.7 %
   3,875 Corrections Corporation of America *                          $    149,575
   2,626 Levitt Corp.                                                        67,331
                                                                       $    216,906
         Real Estate Investment Trusts - 4.8 %
  11,813 BioMed Property Trust, Inc.                                   $    243,348
  10,650 Capital Trust, Inc.                                                353,367
   1,928 Entertainment Properties Trust                                      79,877
  21,525 Feldman Mall Properties, Inc.                                      260,668
  15,915 Provident Senior Living *                                          257,027
  10,550 Saxon Capital, Inc. *                                              181,460
   3,971 Universal Health Realty, Inc.                                      112,181
                                                                       $  1,487,928
         Total Real Estate                                             $  1,704,834
         Software & Services - 3.4 %
         Application Software - 0.8 %
  13,779 SPSS, Inc. *                                                  $    239,617
         Data Processing & Outsourced Services - 0.6 %
  16,142 Pegusus Systems, Inc. *                                       $    190,798
         Internet Software & Services - 0.9 %
   7,625 Internet Security Systems, Inc. *                             $    139,538
  12,275 PEC Solutions, Inc. *                                              154,420
                                                                       $    293,958
         Systems Software - 1.1 %
  27,350 Borland Software Corp. *                                      $    222,082
   7,025 Sybase, Inc. *                                                     129,682
                                                                       $    351,764
         Total Software & Services                                     $  1,076,137
         Technology Hardware & Equipment - 2.1 %
         Communications Equipment - 1.6 %
   6,375 Black Box Corp.                                               $    238,489
  47,375 Remec, Inc. *                                                      250,140
                                                                       $    488,629
         Computer Storage & Peripherals - 0.2 %
   4,425 Electronics For Imaging, Inc. *                               $     78,942
         Electronic Equipment & Instruments - 0.3 %
  11,425 Planar Systems, Inc. * (b)                                    $    103,054
         Total Technology Hardware & Equipment                         $    670,625
         Semiconductors - 0.8 %
         Semiconductor Equipment - 0.3 %
   3,593 Advanced Energy Industries, Inc. *                            $     34,744
   2,837 Brooks Automation, Inc. *                                           43,066
                                                                       $     77,810
         Semiconductors - 0.5 %
   9,370 HI/FN, Inc. *                                                 $     67,933
  18,600 Lattice Semiconductor Corp. *                                       99,882
                                                                       $    167,815
         Total Semiconductors                                          $    245,625
         Telecommunication Services - 0.2 %
         Wireless Telecommunication Services - 0.2 %
  10,412 Boston Communications Group, Inc. *                           $     74,133
         Total Telecommunication Services                              $     74,133
         Utilities - 3.3 %
         Gas Utilities - 2.6 %
   5,600 AGL Resources, Inc.                                           $    195,608
   6,505 People's Energy Corp.                                              272,690
   5,349 Southwestern Energy Co. *                                          303,609
                                                                       $    771,907
         Multi-Utilities & Unregulated Power - 0.5 %
   2,350 Energen Corp.                                                 $    156,510
         Utilities - 0.2 %
   1,625 UGI Corp.                                                     $     73,808
         Total Utilities                                               $  1,002,225
         TOTAL COMMON STOCKS
         (Cost   $22,800,671)                                          $ 26,588,727

         EXCHANGE TRADED FUNDS - 0.7%
   1,150 iShares Russell 2000 Value ETF (b)                            $    211,888
         TOTAL EXCHANGE TRADED FUNDS
         (Cost   $162,579)                                             $    211,888

Principal
 Amount                                                                    Value
         TEMPORARY CASH INVESTMENT - 14.4 %
         Repurchase Agreement - 14.4 %
$4,500,00UBS Warburg, Inc., 2.40%, dated 3/31/05, repurchase price of $4,500,000 plus accrued interest on 4/1/05 collateralized by $4,300,000
         U.S. Treasury Bill, 5.625%, 5/15/08                           $  4,500,000
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost   $4,500,000)                                           $  4,500,000

         TOTAL INVESTMENT IN SECURITIES - 100.1%
         (Cost   $27,463,250)(a)                                       $ 31,300,615

         OTHER ASSETS AND LIABILITIES - (0.1)%                         $   (31,760)

         TOTAL NET ASSETS - 100.0%                                     $ 31,268,855

      *  Non-income producing security

   144A  Security is exempt from registration under Rule 144A of the Securities Act of
         1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2005, the value of these securities amounted to $230,200 or 0.7% of net assets.

    (a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $27,802,997 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                     $5,335,071

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                      (1,837,453)

         Net unrealized gain                                           $3,497,618

    (b)  At March 31, 2005, the following securities were out on loan:

 Shares                             Security                            Market Value
 7,505   Alliance Gaming Corp. *                                       $     71,973
 33,080  Graftech International, Ltd. *                                     188,225
 1,045   iShares Russell 2000 Value ETF                                     192,541
 6,565   Odyssey Re Holdings Corp.                                          164,388
 10,830  Planar Systems, Inc. *                                              97,687
 6,031   School Specialty, Inc. *                                           236,174
 1,410   Selective Insurance Group, Inc.                                     65,184
 3,182   Sunrise Senior Living, Inc. *                                      154,645
         Total                                                         $  1,170,817


       Pioneer Small Company VCT Portfolio
       Schedule of Investments  3/31/05 (unaudited)

Shares                                                                        Value
       COMMON STOCKS - 93.6 %
       Energy - 4.8 %
       Oil & Gas Drilling - 0.7 %
2,100  Stone Energy Corp. *                                                $   101,997
       Oil & Gas Equipment & Services - 1.3 %
3,100  Maverick Tube Corp. *                                               $   100,781
2,200  Offshore Logistics, Inc. *                                               73,304
                                                                           $   174,085
       Oil & Gas Exploration & Production - 2.7 %
4,225  Forest Oil Corp. *                                                  $   171,113
1,600  Houston Exploration Co. *                                                91,120
2,703  Spinnaker Exploration Co. *                                              96,038
                                                                           $   358,271
       Total Energy                                                        $   634,353
       Materials - 7.0 %
       Aluminum - 0.9 %
3,900  Century Aluminum Co. * (b)                                          $   118,014
       Diversified Chemical - 0.7 %
1,800  FMC Corp. *                                                         $    96,210
       Materials - 0.4 %
625    Mega Blocks *                                                       $     9,949
2,950  Mega Bloks, Inc. (144A) *                                                46,958
                                                                           $    56,907
       Metal & Glass Containers - 0.6 %
1,775  Kennametal, Inc.                                                    $    84,295
       Paper Products - 0.6 %
5,250  Wausau-Mosinee Paper Corp.                                          $    74,235
       Specialty Chemicals - 2.0 %
3,700  Cambrex Corp.                                                       $    78,810
3,300  H.B. Fuller Co.                                                          95,700
9,700  PolyOne Corp. *                                                          86,136
                                                                           $   260,646
       Steel - 1.8 %
3,200  NS Group, Inc. *                                                    $   100,512
6,400  Ryerson Tull, Inc. * (b)                                                 81,088
1,200  Texas Industries, Inc. *                                                 64,500
                                                                           $   246,100
       Total Materials                                                     $   936,407
       Capital Goods - 7.0 %
       Aerospace & Defense - 1.2 %
5,600  Hexcel Corp. *                                                      $    86,856
7,300  Orbital Sciences Corp. *                                                 70,664
                                                                           $   157,520
       Building Products - 0.8 %
5,000  Lennox International, Inc.                                          $   109,600
       Construction & Farm Machinery & Heavy Trucks - 0.8 %
1,200  The Toro Co.                                                        $   106,200
       Construction & Engineering - 0.6 %
5,500  Perini Corp. *                                                      $    75,845
       Electrical Component & Equipment - 1.1 %
7,900  Artesyn Technologies, Inc. * (b)                                    $    68,809
2,500  Thomas & Betts Corp. *                                                   80,750
                                                                           $   149,559
       Industrial Conglomerates - 1.3 %
4,900  Brush Engineered Materials, Inc. *                                  $    93,247
4,700  Tredegar Corp.                                                           79,242
                                                                           $   172,489
       Industrial Machinery - 1.2 %
4,500  AGCO Corp. *                                                        $    82,125
2,600  Albany International Corp.                                               80,288
                                                                           $   162,413
       Total Capital Goods                                                 $   933,626
       Commercial Services & Supplies - 3.4 %
       Data Processing Services - 0.5 %
7,450  Gartner Group, Inc. *                                               $    71,297
       Commercial Printing - 0.4 %
1,675  John H. Harland Co.                                                 $    57,553
       Diversified Commercial Services - 0.6 %
2,301  The Brinks Co.                                                      $    79,615
       Employment Services - 1.3 %
6,300  Administaff, Inc. *                                                 $    91,980
4,400  Korn/Ferry International *                                               83,732
                                                                           $   175,712
       Environmental Services - 0.6 %
12,275 Newpark Resources, Inc. *                                           $    72,300
       Total Commercial Services & Supplies                                $   456,477
       Transportation - 3.4 %
       Railroads - 1.3 %
3,400  Genesee & Wyoming, Inc. *                                           $    87,720
6,900  RailAmerica, Inc. *                                                      86,112
                                                                           $   173,832
       Trucking - 2.1 %
2,600  Overnite Corp.                                                      $    83,174
9,100  Swift Transportation Co., Inc. *                                        201,474
                                                                           $   284,648
       Total Transportation                                                $   458,480
       Automobiles & Components - 1.2 %
       Auto Parts & Equipment - 0.7 %
5,400  Aftermarket Technology Corp. *                                      $    89,100
       Automobile Manufacturers - 0.5 %
2,300  Winnebago Industries, Inc. (b)                                      $    72,680
       Total Automobiles & Components                                      $   161,780
       Consumer Durables & Apparel - 2.0 %
       Apparel, Accessories & Luxury Goods - 0.6 %
10,100 Charming Shoppes, Inc. *                                            $    82,113
       Footwear - 0.7 %
4,650  Wolverine World Wide, Inc.                                          $    99,650
       Housewares & Specialties - 0.7 %
2,775  Yankee Candle Co. *                                                 $    87,968
       Total Consumer Durables & Apparel                                   $   269,731
       Hotels, Restaurants & Leisure - 2.3 %
       Casinos & Gaming - 0.6 %
3,400  Scientific Games Corp *                                             $    77,690
       Restaurants - 1.7 %
3,000  Rare Hospitality International, Inc. *                              $    92,640
5,800  Ruby Tuesday, Inc.                                                      140,882
                                                                           $   233,522
       Total Hotels, Restaurants & Leisure                                 $   311,212
       Media - 2.6 %
       Advertising - 0.7 %
1,600  R.H. Donnelley Corp. *                                              $    92,944
       Broadcasting & Cable Television - 0.6 %
6,000  Gray Television, Inc.                                               $    86,820
       Movies & Entertainment - 0.7 %
3,550  Alliance Atlantis Communications, Inc. *                            $    87,902
       Publishing - 0.6 %
4,875  Journal Register Co. *                                              $    81,413
       Total Media                                                         $   349,079
       Retailing - 5.4 %
       Apparel Retail - 3.6 %
4,500  Aeropostale, Inc. *                                                 $   147,375
7,500  Guess?, Inc. *                                                          102,750
6,500  Skechers U.S.A. *                                                       100,620
3,400  Stage Stores, Inc. *                                                    130,526
                                                                           $   481,271
       Distributors - 0.5 %
3,200  Beacon Roofing Supply, Inc. *                                       $    70,032
       General Merchandise Stores - 0.6 %
3,000  American Greetings Corp.                                            $    76,440
       Internet Retail - 0.7 %
8,000  Netflix, Inc. * (b)                                                 $    86,800
       Total Retailing                                                     $   714,543
       Food & Drug Retailing - 0.7 %
       Food Distributors - 0.7 %
1,939  THe J.M. Smucker Co.                                                $    97,532
       Total Food & Drug Retailing                                         $    97,532
       Food, Beverage & Tobacco - 0.6 %
       Packaged Foods & Meats - 0.6 %
2,000  Lancaster Colony Corp.                                              $    85,100
       Total Food, Beverage & Tobacco                                      $    85,100
       Household & Personal Products - 0.7 %
       Household Products - 0.7 %
3,850  Nu Skin Enterprises, Inc.                                           $    86,664
       Total Household & Personal Products                                 $    86,664
       Health Care Equipment & Services - 8.7 %
       Health Care Equipment - 1.9 %
1,975  Haemonetics Corp. *                                                 $    83,266
2,575  PolyMedica Corp.                                                         81,782
3,500  Steris Corp *                                                            88,375
                                                                           $   253,423
       Health Care Facilities - 2.2 %
2,200  Lifepoint Hospitals, Inc. *                                         $    96,448
1,902  Sunrise Senior Living, Inc. * (b)                                        92,437
1,900  Universal Health Services, Inc. (Class B)                                99,560
                                                                           $   288,445
       Health Care Services - 3.7 %
1,700  Cerner Corp. * (b)                                                  $    89,267
3,300  Lifeline Systems, Inc. *                                                100,056
3,996  Parexel International Corp. *                                            93,906
1,325  Pediatrix Medical Group, Inc. *                                          90,882
5,025  Providence Service Corp. *                                              116,855
                                                                           $   490,966
       Health Care Supplies - 0.5 %
5,800  Merit Medical Systems, Inc. *                                       $    69,542
       Managed Health Care - 0.4 %
904    Coventry Health Care, Inc. *                                        $    61,599
       Total Health Care Equipment & Services                              $ 1,163,975
       Pharmaceuticals & Biotechnology - 4.0 %
       Biotechnology - 2.6 %
4,925  Cubist Pharmaceuticals, Inc. *                                      $    52,304
3,600  Connetics Corp. *  (b)                                                   91,044
7,300  InterMune, Inc. *                                                        80,300
8,600  Regeneron Pharmaceuticals, Inc. *                                        43,946
3,500  Serologicals Corp. *                                                     85,540
                                                                           $   353,134
       Pharmaceuticals - 1.4 %
4,100  Able Laboratories, Inc. *                                           $    96,186
3,400  Bone Care International, Inc. * (b)                                      88,196
                                                                           $   184,382
       Total Pharmaceuticals & Biotechnology                               $   537,516
       Banks - 10.0 %
       Diversified Banks - 1.9 %
4,100  Commercial Capital Bankcorp, Inc.                                   $    83,435
4,800  Provident Financial Services, Inc.                                       82,080
3,100  Trustmark Corp.                                                          89,900
                                                                           $   255,415
       Regional Banks - 6.3 %
3,700  BancorpSouth, Inc.                                                  $    76,368
1,325  City National Corp.                                                      92,512
3,300  Community Bank System, Inc.                                              75,603
2,200  First Community Bancorp                                                  97,460
5,300  First Financial Bancorp.                                                 96,725
2,900  Greater Bay Bancorp                                                      70,789
3,500  Irwin Financial Corp.                                                    80,570
3,300  Oriental Financial Group, Inc.                                           77,286
2,600  Provident Bankshares Corp.                                               85,696
3,600  Susquehanna Bancshares, Inc.                                             87,768
                                                                           $   840,777
       Thrifts & Mortgage Finance - 1.8 %
2,300  BankUnited Financial Corp. *                                        $    61,778
3,025  Commercial Federal Corp.                                                 83,641
2,125  Webster Financial Corp                                                   96,496
                                                                           $   241,915
       Total Banks                                                         $ 1,338,107
       Diversified Financials - 2.1 %
       Consumer Finance - 0.6 %
3,800  Charter Municipal Mortgage Acceptance Co.                           $    81,700
       Consumer Finance - 0.7 %
4,078  Advanta Corp. (Class B)                                             $    93,794
       Investment Banking & Brokerage - 0.8 %
6,078  Apollo Investment Corp.                                             $   101,989
       Total Diversified Financials                                        $   277,483
       Insurance - 2.6 %
       Life & Health Insurance - 0.8 %
2,100  AmerUs Group Co. (b)                                                $    99,225
       Property & Casualty Insurance - 1.8 %
4,600  Bristol West Holdings, Inc.                                         $    71,300
2,500  Infinity Property & Casualty Corp.                                       78,150
2,020  Selective Insurance Group, Inc.                                          93,385
                                                                           $   242,835
       Total Insurance                                                     $   342,060
       Real Estate - 6.7 %
       Real Estate Investment Trusts - 6.7 %
8,500  Anworth Mortgage Asset Corp.                                        $    81,175
4,577  BioMed Property Trust, Inc.                                              94,286
3,100  Brandywine Realty Trust                                                  88,040
2,850  Capital Trust, Inc.                                                      94,563
2,900  Cousins Properties, Inc.                                                 75,023
2,800  Heritage Property Investment Trust (b)                                   83,104
10,000 MFA Mortgage Investments, Inc.                                           76,100
2,800  Newcastle Investment Corp.                                               82,880
8,195  Provident Senior Living *                                               132,349
1,600  Redwood Trust, Inc. (b)                                                  81,888
                                                                           $   889,408
       Total Real Estate                                                   $   889,408
       Software & Services - 6.4 %
       Application Software - 4.5 %
3,700  Advent Software, Inc. *                                             $    67,266
7,900  eResearch Technology, Inc. *                                             93,062
3,500  Macrovision Corp. *                                                      79,765
14,500 Parametric Technology Co. *                                              81,055
7,100  Valueclick, Inc. *                                                       75,331
9,000  Verity, Inc. *                                                           85,050
7,700  Wind River Systems *                                                    116,116
                                                                           $   597,645
       Data Processing & Outsourced Services - 0.7 %
5,700  The BISYS Group, Inc. *                                             $    89,376
       Home Entertainment Software - 0.7 %
12,375 Plato Learning, Inc. *                                              $    96,525
       Internet Software & Services - 0.5 %
7,000  Earthlink, Inc. *                                                   $    63,000
       Total Software & Services                                           $   846,546
       Technology Hardware & Equipment - 5.9 %
       Networking Equipment - 0.6 %
13,900 Extreme Networks, Inc. *                                            $    81,871
       Communications Equipment - 2.5 %
15,100 Arris Group, Inc. *                                                 $   104,341
4,800  CommScope, Inc. *                                                        71,808
5,200  SeaChange International, Inc. * (b)                                      67,340
8,500  Symmetricom, Inc. *                                                      94,265
                                                                           $   337,754
       Computer Storage & Peripherals - 1.7 %
3,500  Intergraph Corp. *                                                  $   100,835
4,000  Novatel Wireless, Inc. * (b)                                             43,000
28,500 Quantum Corp - DLT & Storage Systems *                                   82,935
                                                                           $   226,770
       Electronic Equipment & Instruments - 0.5 %
12,400 Identix, Inc. *                                                     $    62,620
       Electronic Manufacturing Services - 0.6 %
7,800  TTM Technologies, Inc. *                                            $    81,588
       Total Technology Hardware & Equipment                               $   790,603
       Semiconductors - 2.8 %
       Semiconductor Equipment - 2.2 %
11,900 Axcelis Technologies, Inc. *                                        $    86,870
9,300  Entegris, Inc. *                                                         91,977
5,246  Photronics, Inc. *                                                       94,953
500    PortalPlayer, Inc. * (b)                                                 11,415
                                                                           $   285,215
       Semiconductors - 0.6 %
20,800 SGC Holding Corp. *                                                 $    82,160
       Total Semiconductors                                                $   367,375
       Telecommunication Services - 1.6 %
       Integrated Telecommunication Services - 1.1 %
7,575  Aeroflex, Inc. *                                                    $    70,675
6,959  CT Communications, Inc.                                                  73,278
                                                                           $   143,953
       Wireless Telecommunication Services - 0.5 %
9,375  Boston Communications Group, Inc. *                                 $    66,750
       Total Telecommunication Services                                    $   210,703
       Utilities - 1.6 %
       Electric Utilities - 1.1 %
1,400  CH Energy Group, Inc.                                               $    63,980
3,100  IDACORP, Inc                                                             87,947
                                                                           $   151,927
       Gas Utilities - 0.5 %
2,500  Atmos Energy Corp.                                                  $    67,500
       Total Utilities                                                     $   219,427
       TOTAL COMMON STOCKS
       (Cost   $3,311,319)                                                 $12,478,187
       WARRANTS - 0.1 %
       Energy - 0.1 %
       Oil & Gas Exploration & Production - 0.1 %
1,850  Arena Resources Warrants EXP 8/09/08 *                              $    11,470
       TOTAL WARRANTS
       (Cost   $1,885)                                                     $    11,470
       TOTAL INVESTMENTS IN SECURITIES - 93.7%                             $12,489,657
       (Cost $12,365,825)
       OTHER ASSETS AND LIABILITIES - 6.3%                                 $   838,351

       TOTAL NET ASSETS - 100.0%                                           $13,328,008

*      Non-Income producing security
144A   Security is exempt from registration under Rule 144A of the Securities Act of 1933.
       Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2005, the value of these securities amounted to
       $46,958 or 0.4% of net assets.

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $12,416,172 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                           $  321,120

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                             (247,635)

       Net unrealized gain                                                 $   73,485

(b)    At March 31, 2005, the following securities were out on loan:

Shares                               Security                               Market Value
1,995  AmerUs Group Co.                                                         94,264
7,505  Artesyn Technologies, Inc. *                                             65,369
3,220  Bone Care International, Inc. *                                          83,527
3,705  Century Aluminum Co. *                                                  112,113
1,615  Cerner Corp. *                                                           84,804
3,420  Connetics Corp. *                                                        86,492
2,660  Heritage Property Investment Trust                                       78,949
7,600  Netflix, Inc. *                                                          82,460
3,800  Novatel Wireless, Inc. *                                                 40,850
475    PortalPlayer, Inc. *                                                     10,844
1,520  Redwood Trust, Inc.                                                      77,794
6,080  Ryerson Tull, Inc. *                                                     77,034
3,990  SeaChange International, Inc. *                                          51,671
1,802  Sunrise Senior Living, Inc. *                                            87,577
2,185  Winnebago Industries, Inc.                                               69,046
       Total                                                               $ 1,102,792

c)     Indevus Pharmaceutical security is no longer held by the Fund



             Pioneer Strategic Income VCT Portfolio
             Schedule of Investments  3/31/05 (unaudited)
    Principal
     Amount                                                                   Value
             CONVERTIBLE CORPORATE BONDS - 0.6 %
             Technology Hardware & Equipment - 0.3 %
             Electronic Manufacturing Services - 0.3 %
    $150,000 SCI Systems, Inc., 3.0%, 3/15/07                            $      144,563
             Total Technology Hardware & Equipment                       $      144,563

             Semiconductors - 0.3 %
             Semiconductor Equipment - 0.3 %
     170,000 Brooks Automation, Inc., 4.75%, 6/1/08                      $      165,963
             Total Semiconductors                                        $      165,963
             TOTAL CONVERTIBLE CORPORATE BONDS                           $      310,526
             (Cost   $281,529)

             ASSET BACKED SECURITIES - 2.1 %
             Diversified Financials - 0.8 %
             Consumer Finance - 0.0 %
DKK   52,958 Realkredit Danmark, 7.0%, 10/1/32                           $        9,799

             Diversified Financial Services - 0.8 %
     210,911 PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)    $      212,254
     165,088 Power Receivables Finance, 6.29%, 1/1/12 (144A)                    169,861
                                                                         $      382,115
             Total Diversified Financials                                $      391,914
             Utilities - 1.3 %
             Electric Utilities - 1.3 %
     233,750 Empresa Electric Guacolda, 8.625%, 4/30/13 (144A)           $      256,984
     425,700 FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                    433,150
                                                                         $      690,134
             Total Utilities                                             $      690,134
             TOTAL ASSET BACKED SECURITIES
             (Cost   $1,074,961)                                         $    1,082,048

             COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8 %
             Diversified Financials - 0.8 %
             Diversified Financial Services - 0.8 %
     160,000 Tower 2004-1A E, 5.395%, 1/15/34                            $      155,706
     265,000 Tower 2004-2A F, 6.376%, 12/15/14                                  261,316
                                                                         $      417,022
             Total Diversified Financials                                $      417,022
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost   $425,000)                                           $      417,022

             CORPORATE BONDS - 50.9 %
             Energy - 4.4 %
             Oil & Gas Drilling - 0.4 %
ITL 275,000,0Petroleos Mexicanos, 7.375%, 8/13/07                        $      199,472

             Oil & Gas Equipment & Services - 0.9 %
     125,000 Holly Energy Partners LP, 6.25%, 3/1/15 (144A)              $      120,000
     225,000 J Ray McDermott SA, 11.0%, 12/15/13 (144A)                         252,000
      76,000 Transmontaigne, Inc., 9.125%, 6/1/10                                80,560
                                                                         $      452,560
             Oil & Gas Exploration & Production - 2.9 %
     300,000 Baytex Energy, Ltd., 9.625%, 7/15/10                        $      318,000
      55,000 Comstock Resources, Inc., 6.875%, 3/1/12                            54,725
      75,000 Delta Petroleum Corp., 7.00%, 4/1/15 (144A)                         72,375
     300,000 Gaz Capital SA, 8.625%, 4/28/34 (144A)                             333,750
     250,000 Gazprom International SA, 7.201%, 2/1/20 (144A)                    255,000
     260,000 Stone Energy Corp., 6.75%, 12/15/14                                252,200
     225,000 Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                        222,750
                                                                         $    1,508,800
             Oil & Gas Refining Marketing & Transportation - 0.2 %
     100,000 Colorado Interstate Gas, 5.95%, 3/15/15 (144A)              $       96,395
             Total Energy                                                $    2,257,227

             Materials - 10.6 %
             Aluminum - 0.7 %
     355,000 Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (144A)         $      340,800

             Commodity Chemicals - 1.2 %
     110,000 Arco Chemical Co., 9.8%, 2/1/20                             $      124,300
     145,000 Aventine Renewable Energy, Floating Rate, 12/15/11 (144A)          147,175
     290,000 Invista, 9.25%, 5/1/12 (144A)                                      319,000
                                                                         $      590,475
             Construction Materials - 0.9 %
NOK 3,260,000Kvaerner A.S., 0.0%, 10/30/11                               $      480,171

             Diversified Chemical - 0.2 %
      79,000 Huntsman International, LLC., 10.125%, 7/1/09               $      106,739

             Diversified Metals & Mining - 2.0 %
     200,000 Freeport-McMoRan Copper & Gold, 6.875%, 2/1/09              $      197,000
     100,000 Kennametal, Inc., 7.2%, 6/15/12                                    110,502
     400,000 Vale Overseas, Ltd., 8.25%, 1/17/34                                416,000
     340,000 Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                      326,400
                                                                         $    1,049,902
             Forest Products - 0.6 %
     300,000 Sino Forest Corp., 9.125%, 8/17/11 (144A)                   $      318,375

             Metal & Glass Containers - 0.8 %
EUR  100,000 Crown Holdings, 10.25%, 3/1/11                              $      145,806
     130,000 Greif Brothers Corp., 8.875%, 8/1/12                               140,400
     100,000 Vitro Envases Norteamerica, 10.75%, 7/23/11 (144A)                 102,000
                                                                         $      388,206
             Paper Products - 0.6 %
     100,000 Abitibi-Consolidated, Inc., 6.0%, 6/20/13                   $       86,500
     240,000 Mercer International, Inc. 9.25%, 2/15/13                          226,800
                                                                         $      313,300
             Specialty Chemicals - 2.3 %
     260,000 Basell Finance Co., 8.1%, 3/15/27 (144A)                    $      263,566
     175,000 Crystal US Holdings, Inc., 10.5%, 10/1/14 (144A)                   122,500
      25,000 Ferro Corp., 7.625%, 5/1/13                                         25,411
     300,000 Ferro Corp., 7.125%, 4/1/28                                        299,156
     170,000 OM Group, Inc., 9.25%, 12/15/11                                    175,100
EUR  140,000 Rhodia SA, 8.0%, 6/1/10                                            181,447
EUR   45,000 Rhodia SA, 9.25%, 6/1/11                                            56,573
      50,000 Rockwood Specialties Group, 7.625%, 11/15/14  (144A)                65,613
                                                                         $    1,189,366
             Steel - 1.3 %
     400,000 CSN Islands IX Corp., 10.0%, 1/15/15  (144A)                $      412,000
     235,000 Ispat Inland ULC, Floating Rate, 4/1/10                            256,150
                                                                         $      668,150
             Total Materials                                             $    5,445,484

             Capital Goods - 3.3 %
             Building Products - 1.0 %
     240,000 Builders Firstsource, Inc., Floating Rate, 2/15/12          $      236,400
     195,000 Resolution Performance Products, 8.00%, 12/15/09                   204,750
      50,000 US Concrete, Inc., 8.375%, 4/1/14                                   49,750
                                                                         $      490,900
             Construction, Farm Machinery & Heavy Trucks - 0.5 %
     140,000 American Rock Salt Co., LLC, 9.5%, 3/15/14                  $      144,200
     125,000 Navistar Financial Corp., 6.25%, 3/1/12 (144A)                     118,750
                                                                         $      262,950
             Construction & Engineering - 0.7 %
     315,000 Shaw Group, Inc., 10.75%, 3/15/10 (b)                       $      341,775

             Industrial Machinery - 0.2 %
     113,000 JLG Industries, Inc., 8.375%, 6/15/12                       $      120,345

             Trading Companies & Distributors - 0.9 %
     500,000 Noble Group, Ltd., 6.625%, 3/17/15 (144A)                   $      462,500
             Total Capital Goods                                         $    1,678,470

             Commercial Services & Supplies - 1.9 %
             Diversified Commercial Services - 1.5 %
     115,000 Cornell Co.'s, Inc., 10.75%, 7/01/12                        $      119,025
     190,000 Hydrochem Industrial Services, 9.25%, 2/15/13 (144A)               186,200
     215,000 Park-Ohio Industries, Inc. 8.375%, 11/15/14 (144A)                 207,475
     265,000 United Rentals NA, Inc., 7.75%, 11/15/13  (b)                      257,050
                                                                         $      769,750
             Environmental Services - 0.4 %
     200,000 Clean Harbors, Inc., 11.25%, 7/15/12 (144A)                 $      223,000
             Total Commercial Services & Supplies                        $      992,750

             Transportation - 3.3 %
             Air Freight & Couriers - 0.3 %
     130,000 Petroleum Helicopters, 9.375%, 5/1/09                       $      138,125

             Airlines - 0.7 %
      50,000 AMR Corp., 9.0%, 9/15/16                                    $       37,250
      35,000 AMR Corp., 9.0%, 8/1/12 (b)                                         26,425
      85,000 AMR Corp., 9.8%, 10/1/21                                            55,675
     150,000 Continental Air, Inc., 7.568%, 12/1/06                             119,416
     150,000 Northwest Airlines, Inc., 9.875%, 3/15/07 (b)                      111,750
      25,000 Northwest Airlines, Inc., 8.7%, 3/15/07                             18,125
                                                                         $      368,641
             Airport Services - 0.1 %
      55,000 K&F Acquisition, Inc., 7.75%, 11/15/14 (144A)               $       53,763

             Marine - 1.5 %
     100,000 Horizon Lines LLC., 9.0%, 11/1/12 (144A)                    $      106,500
     325,000 Ship Finance International, Ltd., 8.5%, 12/15/13                   321,750
     375,000 Stena AB, 7.0%, 12/1/16                                            346,875
                                                                         $      775,125
             Trucking - 0.7 %
         210 Atlantic Express Transport, 12.25%, 4/15/08                 $      199,763
     145,000 Trailer Bridge, Inc., 9.25%, 11/15/11 (144A)                       149,531
                                                                         $      349,294
             Total Transportation                                        $    1,684,948

             Automobiles & Components - 1.5 %
             Auto Parts & Equipment - 0.8 %
     250,000 Sun Sage BV, 8.25%, 3/26/09 (144A)                          $      260,000
     135,000 Tenneco Automotive, Inc., 8.625%, 11/15/14 (144A)                  131,625
                                                                         $      391,625
             Automobile Manufacturers - 0.7 %
      35,000 Ford Motor Credit Co., 5.8%, 1/12/09                        $       33,428
     340,000 Ford Motor Credit Co., 5.7%, 1/15/10                               320,265
                                                                         $      353,693
             Total Automobiles & Components                              $      745,318
             Consumer Durables & Apparel - 0.8 %
             Homebuilding - 0.8 %
      78,000 Meritage Homes Corp., 6.25%, 3/15/15 (144A)                 $       73,320
     350,000 WCI Communities, Inc., 6.625%, 3/15/15 (144A)                      332,500
                                                                         $      405,820
             Total Consumer Durables & Apparel                           $      405,820
             Media - 1.8 %
             Broadcasting & Cable TV - 1.4 %
     145,000 Innova S De R.L., 9.375%, 9/19/13                           $      160,588
     150,000 Kabel Deutschland GMBH, 10.625%, 7/1/14                            165,750
     100,000 Kabel Deutschland, 10.75%, 7/1/14 (144A)                           150,018
     180,000 NTL Cable Plc, 8.75%, 4/15/14 (144A)                               249,619
                                                                         $      725,975
             Publishing - 0.4 %
     200,000 Sheridan Acquisition Corp. 10.25%, 8/15/11                  $      212,500
             Total Media                                                 $      938,475

             Retailing - 0.5 %
             Specialty Stores - 0.5 %
     145,000 Asbury Automotive Group, 8.0%, 3/15/14                      $      142,100
      35,000 Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                             33,600
     100,000 Toys "R" Us, 7.375%, 10/15/18                                       83,500
                                                                         $      259,200
             Total Retailing                                             $      259,200
             Food & Drug Retailing - 0.5 %
             Drug Retail - 0.5 %
     170,000 Duane Reade, Inc., 9.75%, 8/1/11                            $      149,600
     110,000 Duane Reade, Inc. Floating Rate, 12/15/10 (144A)                   111,100
                                                                         $      260,700
             Total Food & Drug Retailing                                 $      260,700
             Food, Beverage & Tobacco - 1.0 %
             Brewers - 1.0 %
     172,000 Argentine Beverages Fin., 7.375%, 3/22/12 (144A)            $      167,700
      80,000 Cia Brasileira de Bebida, 10.5%, 12/15/11                           96,800
     220,000 Cia Brasileira de Bebida, 8.75%, 9/15/13                           251,900
             Total Food, Beverage & Tobacco                              $      516,400

             Health Care Equipment & Services - 2.0 %
             Health Care Distributors - 0.1 %
      60,000 Omnicare, Inc., 6.125%, 6/1/13                              $       58,350

             Health Care Facilities - 1.1 %
     200,000 Stewart Enterprises, 6.25%, 2/15/13 (144A)                  $      194,000
     350,000 HCA, Inc., 6.3%, 10/1/12                                           349,666
                                                                         $      543,666
             Health Care Services - 0.5 %
     235,000 Rural/Metro Corp., 9.875%, 3/15/15 (144A)                   $      241,463

             Health Care Supplies - 0.2 %
     125,000 Inverness Medical Innovation, 8.75%, 2/15/12                $      126,875

             Managed Health Care - 0.1 %
      75,000 Coventry Health Care, Inc., 5.875%, 1/15/12 (144A)          $       75,000
             Total Health Care Equipment & Services                      $    1,045,354

             Pharmaceuticals & Biotechnology - 0.9 %
             Pharmaceuticals - 0.9 %
     235,000 Mayne Group, Ltd., 5.875%, 12/1/11 (144A)                   $      230,300
     240,000 Warner Chilcott Corp., 8.75%, 2/1/15 (144A)                        241,200
             Total Pharmaceuticals & Biotechnology                       $      471,500

             Banks - 0.9 %
             Diversified Banks - 0.9 %
     200,000 Halyk Savings Bk Kazaktn, 8.125%, 10/7/09 (144A)            $      204,500
      15,000 Skandinaviska Enskilda Bank, 8.125%, 9/6/49 (144A)                  15,787
     235,000 Turanalem Finance BV, 8.5%, 2/10/15 (144A)                         230,888
             Total Banks                                                 $      451,175

             Diversified Financials - 3.5 %
             Consumer Finance - 0.6 %
     320,000 SLM Corp., Floating Rate, 7/25/14                           $      313,766

             Investment Banking & Brokerage - 1.4 %
     325,000 E*Trade Financial Corp., 8.0%, 6/15/11                      $      334,750
     375,000 Refco Finance Holdings, 9.0%, 8/1/12 (144A)                        397,500
                                                                         $      732,250
             Diversified Financial Services - 1.2 %
     210,000 Dollar Financial Group, 9.75%, 11/15/11                     $      223,650
     425,000 Glencore Funding, LLC, 6.0%, 4/15/14 (144A)                        404,173
                                                                         $      627,823
             Specialized Finance - 0.3 %
     145,000 Magnachip Semiconductor, Floating Rate, 12/15/11            $      148,625
             Total Diversified Financials                                $    1,822,464

             Insurance - 3.5 %
             Life & Health Insurance - 1.3 %
     365,000 Presidential Life Corp., 7.875%, 2/15/09                    $      365,000
     300,000 Provident Companies, Inc., 7.0%, 7/15/18                           307,366
                                                                         $      672,366
             Multi-Line Insurance - 0.5 %
     210,000 Allmerica Financial Corp., 7.625%, 10/15/25                 $      224,988

             Property & Casualty Insurance - 1.3 %
     285,000 Kingsway America, Inc., 7.5%, 2/1/14                        $      292,337
     350,000 Ohio Casualty Corp., 7.3%, 6/15/14                                 374,100
                                                                         $      666,437
             Reinsurance - 0.4 %
     200,000 Odyssey Re Holdings, 7.65%, 11/1/13                         $      216,971
             Total Insurance                                             $    1,780,762

             Real Estate - 2.1 %
             Real Estate Management & Development - 0.4 %
     185,000 Forest City Enterprises, 7.625%, 6/1/15                     $      197,488

             Real Estate Investment Trusts - 1.7 %
     120,000 BF Saul Real Estate Investment Trust, 7.5%, 3/1/14          $      124,500
     155,000 Crescent Real Estate, 9.25%, 4/15/09                               168,175
     304,000 Host Marriot LP, 6.375%, 3/15/15 (144A)                            287,280
     300,000 Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)                    298,500
                                                                         $      878,455
             Total Real Estate                                           $    1,075,943

             Software & Services - 0.7 %
             Application Software - 0.2 %
     100,000 Riverdeep Group, Ltd., 9.25%, 4/15/11 (144A)                $      136,085

             Internet Software & Services - 0.5 %
     250,000 Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)                    $      242,014
             Total Software & Services                                   $      378,099

             Technology Hardware & Equipment - 0.7 %
             Communications Equipment - 0.4 %
     150,000 Corning, Inc., 6.3%, 3/1/09                                 $      154,538
      50,000 Corning, Inc., 5.9%, 3/15/14                                        49,840
                                                                         $      204,378
             Electronic Manufacturing Services - 0.2 %
     125,000 Sanmina-Sci Corp., 6.75%, 3/1/13 (144A)                     $      117,188

             Technology Distributors - 0.0 %
      36,000 Anixter International Corp., 5.95%, 3/1/15                  $       35,558
             Total Technology Hardware & Equipment                       $      357,124

             Telecommunication Services - 4.1 %
             Integrated Telecommunication Services - 1.5 %
     325,000 GCI, Inc., 7.25%, 2/15/14                                   $      315,250
     375,000 Tele Norte Leste Participacoes, 8.0%, 12/18/13                     373,125
     100,000 Zeus Special Sub Limited, Floating Rate, 2/1/15 (144A)              63,250
                                                                         $      751,625
             Wireless Telecommunication Services - 2.6 %
     150,000 Alamosa Delaware, 8.5%, 1/31/12                             $      155,438
     200,000 Inmarsat Finance, Plc, 7.625%, 6/3/12                              199,000
      30,000 Iwo Escrow Co., Floating Rate, 1/15/12 (144A)                       30,600
     170,000 MetroPCS,  Inc., 10.75%, 10/1/11 (144A)                            173,400
     115,000 Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)                117,819
CAD  240,000 Rogers Cantel, Inc., 10.5%, 6/1/06                                 211,558
     200,000 Rogers Wireless, Inc., 7.625%, 12/15/11                            171,908
     275,000 Ubiquitel Operating Co., 9.875%, 3/1/11                            303,188
                                                                         $    1,362,911
             Total Telecommunication Services                            $    2,114,536

             Utilities - 2.9 %
             Electric Utilities - 2.4 %
     350,000 Juniper Generation, 6.79%, 12/31/14 (144A)                  $      341,954
     250,000 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)                   244,643
     250,000 MSW Energy Holdings, 7.375%, 9/1/10                                253,750
     398,923 Ormat Funding Corp., 8.25%, 12/30/20                               400,918
                                                                         $    1,241,265
             Multi-Utilities & Unregulated Power - 0.4 %
     250,000 Reliant Energy, Inc., 6.75%, 12/15/14                       $      235,000
             Total Utilities                                             $    1,476,265
             TOTAL CORPORATE BONDS
             (Cost   $25,468,264)                                        $   26,158,014

             U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.1%
      48,534 Federal Home Loan Mortgage Corp., 5.0%, 5/1/34              $       47,519
     395,983 Federal Home Loan Mortgage Corp., 5.5%, 1/1/35                     397,276
      67,395 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                     68,850
     196,020 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                    196,659
     691,470 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                    694,155
      13,909 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                      14,254
      19,010 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                      19,481
     330,653 Federal Home Loan Mortgage Corp., 6.0%, 6/1/17                     341,695
     269,474 Federal Home Loan Mortgage Corp., 6.0% 11/1/33                     275,884
      78,195 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33                     80,055
     382,298 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                     391,396
     886,908 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34                     908,016
     159,862 Federal National Mortgage Association, 4.50%, 3/1/35               151,799
     198,179 Federal National Mortgage Association, 5.0%, 2/1/20                198,202
      61,703 Federal National Mortgage Association, 5.5%, 3/1/18                 62,949
     120,274 Federal National Mortgage Association, 5.5%, 4/1/19                122,689
     115,275 Federal National Mortgage Association, 5.5%, 12/1/18               117,603
     197,405 Federal National Mortgage Association, 5.50%, 5/1/34               197,826
      13,026 Federal National Mortgage Association, 6.00%, 2/1/32                13,332
     131,920 Federal National Mortgage Association, 6.00%, 12/1/33              134,877
     163,487 Federal National Mortgage Association, 6.00%, 12/1/33              167,151
       9,860 Federal National Mortgage Association, 6.00%, 12/1/31               10,091
     112,936 Federal National Mortgage Association, 6.00%, 7/1/17               116,699
      12,082 Federal National Mortgage Association, 6.0% 11/1/32                 12,366
     165,558 Federal National Mortgage Association, 6.0%, 1/1/34                169,267
     429,021 Federal National Mortgage Association, 6.00%, 11/1/33              438,638
AUD  800,000 Federal National Mortgage Association, 6.375%, 8/15/07             623,195
       2,095 Federal National Mortgage Association, 6.50%, 7/1/31                 2,180
       7,368 Federal National Mortgage Association, 6.50%, 10/1/31                7,664
      11,315 Federal National Mortgage Association, 6.50%, 2/1/32                11,768
       1,421 Federal National Mortgage Association, 7.00%, 9/1/29                 1,500
         458 Federal National Mortgage Association, 7.50%, 6/1/30                   490
     500,000 Government National Mortgage Association, 4.5%, 30 YR TBA          478,281
     188,176 Government National Mortgage Association, 4.5%, 5/15/34            180,352
     250,001 Government National Mortgage Association, 5.0%, 12/15/34           246,900
     250,000 Government National Mortgage Association, 5.0%, 4/1/35             246,485
     490,276 Government National Mortgage Association, 5.5%, 10/15/34           495,177
     178,047 Government National Mortgage Association, 5.50%, 4/20/34           179,604
     480,128 Government National Mortgage Association, 5.5%, 10/15/19           493,807
     278,550 Government National Mortgage Association, 5.5%, 1/15/34            281,335
      67,841 Government National Mortgage Association, 5.5%, 7/15/34             68,519
      32,667 Government National Mortgage Association, 6.0%, 6/15/17             33,890
      29,796 Government National Mortgage Association, 6.0%, 3/15/33             30,640
      79,308 Government National Mortgage Association, 6.0%, 6/15/33             81,554
     328,874 Government National Mortgage Association, 6.00%, 2/15/18           341,204
      44,334 Government National Mortgage Association, 6.00%, 2/15/33            45,590
      57,815 Government National Mortgage Association, 6.0%, 7/15/33             59,452
      88,860 Government National Mortgage Association, 6.0%, 3/15/33             91,376
      35,385 Government National Mortgage Association,  6.0%, 5/15/17            36,709
     135,812 Government National Mortgage Association, 6.0%, 9/15/33            139,658
     354,662 Government National Mortgage Association, 6.0%, 11/20/33           364,153
     262,764 Government National Mortgage Association, 6.0%, 6/15/17            272,602
      92,377 Government National Mortgage Association, 6.00%, 10/15/33           94,993
     617,630 Government National Mortgage Association, 6.00%, 8/15/16           640,792
     210,951 Government National Mortgage Association, 6.0%, 8/15/19            218,857
      65,090 Government National Mortgage Association, 6.0%, 3/15/33             67,013
      53,547 Government National Mortgage Association, 6.0%, 9/15/33             55,063
      68,921 Government National Mortgage Association, 6.00%, 6/15/33            70,873
     111,709 Government National Mortgage Association, 6.00%, 7/15/33           114,873
     485,441 Government National Mortgage Association, 6.0%, 10/15/34           499,088
     170,270 Government National Mortgage Association, 6.5%, 1/15/34            177,905
      35,426 Government National Mortgage Association, 6.50%, 01/15/33           37,017
      31,543 Government National Mortgage Association, 6.50%, 2/15/32            32,986
      35,385 Government National Mortgage Association, 6.50%, 3/15/32            37,003
      72,113 Government National Mortgage Association, 6.5%, 5/15/33             75,353
       2,103 Government National Mortgage Association, 6.5%, 6/15/31              2,199
      41,874 Government National Mortgage Association, 6.5%, 3/15/29             43,808
      43,767 Government National Mortgage Association, 6.5%, 11/15/32            45,768
      13,684 Government National Mortgage Association, 6.50%, 1/15/30            14,311
       1,995 Government National Mortgage Association, 7.00%, 3/15/31             2,109
       4,864 Government National Mortgage Association, 7.00%, 3/15/31             5,143
      25,057 Government National Mortgage Association, 7.50%, 5/15/23            26,629
     171,687 Government National Mortgage Association II, 5.50%, 03/20/34       173,188
     140,000 U.S. Treasury Bonds, 5.25%, 11/15/28                               147,235
     505,000 U.S. Treasury Notes, 5.25%, 2/15/29                                531,769
     240,000 U.S. Treasury Notes, 5.375%, 2/15/31                               261,572
     275,000 U.S. Treasury Notes, 4.25%, 11/15/14                               269,317
     815,000 U.S. Treasury Strip, 0%, 2/15/11                                   635,196
                                                                         $   14,442,874
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost   $14,474,835)                                        $   14,442,874

             FOREIGN GOVERNMENT BONDS - 11.3%
ITL 530,000,0Banco Nac De Desen Econo, 8.0%, 4/28/10                     $      360,509
CAD   27,000 Canadian Government, 4.25%,  9/1/08                                 22,804
CAD  659,000 Canadian Government 4.25%, 9/1/09                                  555,598
CAD  315,000 Canadian Government, 5.25%, 6/1/12                                 277,696
EUR  343,000 Government of France, 3.0%, 7/25/09                                535,285
SEK 1,665,000Government of Sweden, 5.25%, 3/15/11                               259,679
NOK 1,500,000Norwegian Government 5.50%, 5/15/09                                256,189
NOK 1,320,000Norwegian Government 6.0%, 5/16/11                                 234,171
NOK 3,410,000Norwegian Government, 6.75%, 1/15/07                               576,150
AUD  532,000 Ontario Province, 5.5%, 4/23/13                                    396,033
AUD  207,000 Queensland Treasury, 6.0%, 8/14/13                                 161,536
     503,465 Republic of Columbia 9.75%, 4/9/11                                 553,812
     250,000 Republic of Panama 7.25%, 3/15/15                                  248,125
     185,000 Republic of Peru, 8.375%, 5/3/16                                   192,400
     100,000 Republic of Peru, 9.875 %, 2/6/15                                  115,500
      75,000 Republic of Peru, 9.125 %, 2/21/12                                  84,375
SEK 2,150,000Swedish Government, 8.0%, 8/15/07                                  341,797
SEK 2,955,000Swedish Government, 5.5%, 10/08/12                                 472,405
ITL  180,000 United Mexican States, 8.25%, 2/24/09                              136,941
                                                                         $    5,781,005
             TOTAL FOREIGN GOVERNMENT BONDS
             (Cost   $5,062,228)                                         $    5,781,005

             MUNICIPAL BONDS - 1.7 %
             Government - 0.9 %
      90,000 Golden State Tobacco Securitization, 6.75%, 6/1/39          $       94,892
     175,000 New Jersey Economic Development Authority Special Facility Revenue, 7.0%,
             11/15/1930                                                         150,815
     105,000 Tobacco Settlement Authority Washington, 6.625%, 6/1/32            108,562
      60,000 Tobacco Settlement Financing Corp., 7.0%, 6/1/41                    64,262
     100,000 Wayne Charter County SPL, 6.75%, 12/1/15                            87,165
                                                                         $      505,696
             Muni  Airport - 0.1 %
      50,000 New Jersey Economic Development Authority, 6.25%, 9/15/29   $       38,520
             Muni Tobacco - 0.7 %
     300,000 Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/43       $      302,445
      50,000 Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/42               50,253
                                                                         $      352,698
             TOTAL MUNICIPAL BONDS
             (Cost   $774,743)                                           $      896,914

             TOTAL INVESTMENT IN SECURITIES - 95.5%
             (Cost   $47,561,560)(a)                                     $   49,088,403

             OTHER ASSETS AND LIABILITIES - 4.5%                         $   2,300,771

             TOTAL NET ASSETS - 100.0%                                   $   51,389,174

       144A  Security is exempt from registration under Rule 144A of the Securities Act of
             1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2005, the value of these securities amounted to $12,113,093 or 23.6% of net assets.

        (a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $47,562,706 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost                   $ 3,004,383

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value                     (1,478,686)

             Net unrealized gain                                         $ 1,525,697

        (b)  At March 31, 2005, the following securities were out on loan:

    Principal                          Security                           Market Value
    $33,250  AMR Corp., 9.0%, 8/1/12                                     $       25,603
    142,500  Northwest Airlines, Inc., 9.875%, 3/15/07                          106,788
    299,250  Shaw Group, Inc., 10.75%, 3/15/10                                  326,116
    123,500  United Rentals NA, Inc., 7.75%, 11/15/13                           123,411
             Total                                                       $      581,918

      Note:  Principal amounts are denominated in US dollars unless otherwise denoted.
        AUD  Australian Dollar.
        CAD  Canadian Dollar.
        DKK  Danish Kroner.
        DEM  Deutsche Marks.
        EUR  Euro Dollar.
        ITL  Italian Lira.
        NOK  Norwegian Kroner.
        SEK  Swedish Krona.

        Pioneer Value VCT Portfolio
        Schedule of Investments  3/31/05 (unaudited)

Shares                                                               Value
        COMMON STOCKS - 99.2 %
        Energy - 14.2 %
        Integrated Oil & Gas - 7.7 %
 2,568  BP Amoco Plc (A.D.R.)                                     $   160,243
 3,398  ConocoPhillips                                                366,440
 4,094  ChevronTexaco Corp.                                           238,721
 3,481  Occidental Petroleum Corp.                                    247,743
                                                                  $ 1,013,147
        Oil & Gas Drilling - 2.0 %
 2,480  ENSCO International, Inc.                                 $    93,397
 1,332  Nabors Industries, Inc. *                                      78,774
 1,705  Transocean Offshore, Inc. *                                    87,739
                                                                  $   259,910
        Oil & Gas Exploration & Production - 4.5 %
 2,000  Apache Corp.                                              $   122,460
 1,287  Anadarko Petroleum Corp.                                       97,941
 5,582  Devon Energy Corp.                                            266,541
 2,371  Suncor Energy, Inc.                                            95,338
                                                                  $   582,280
        Total Energy                                              $ 1,855,337
        Materials - 5.1 %
        Commodity Chemicals - 1.2 %
 3,394  Praxair, Inc.                                             $   162,437
        Diversified Chemical - 1.0 %
 1,920  PPG Industries, Inc.                                      $   137,318
        Diversified Metals & Mining - 0.7 %
 2,277  Freeport-McMoRan Copper & Gold, Inc. (Class B)            $    90,192
        Metal & Glass Containers - 0.8 %
 2,410  Ball Corp.                                                $    99,967
        Paper Products - 1.4 %
 2,590  Weyerhaeuser Co.                                          $   177,415
        Total Materials                                           $   667,329
        Capital Goods - 8.1 %
        Aerospace & Defense - 1.1 %
 2,550  Northrop Grumman Corp.                                    $   137,649
        Electrical Component & Equipment - 2.6 %
 9,220  General Electric Co.                                      $   332,473
        Industrial Conglomerates - 3.2 %
 7,213  Tyco International, Ltd.                                  $   243,799
 1,740  United Technologies Corp.                                     176,888
                                                                  $   420,687
        Industrial Machinery - 1.2 %
 2,400  Deere & Co.                                               $   161,112
        Total Capital Goods                                       $ 1,051,921
        Commercial Services & Supplies - 0.5 %
        Environmental Services - 0.5 %
 2,371  Waste Management, Inc.                                    $    68,403
        Total Commercial Services & Supplies                      $    68,403
        Transportation - 1.3 %
        Airlines - 0.6 %
 5,949  Southwest Airlines Co.                                    $    84,714
        Railroads - 0.3 %
   650  Canadian National Railway Co.                             $    41,152
        Trucking - 0.4 %
   669  United Parcel Service                                     $    48,663
        Total Transportation                                      $   174,529
        Hotels, Restaurants & Leisure - 0.3 %
        Restaurants - 0.3 %
 1,453  McDonald's Corp.                                          $    45,246
        Total Hotels, Restaurants & Leisure                       $    45,246
        Media - 9.4 %
        Broadcasting & Cable TV - 4.2 %
 7,110  Clear Channel Communications, Inc.                        $   245,082
 9,104  Comcast Corp. *                                               307,533
                                                                  $   552,615
        Movies & Entertainment - 4.0 %
17,393  Time Warner, Inc. *                                       $   305,247
 6,417  Viacom, Inc. (Class B)                                        223,504
                                                                  $   528,751
        Publishing - 1.2 %
 1,912  Gannett Co.                                               $   151,201
        Total Media                                               $ 1,232,567
        Retailing - 1.3 %
        Specialty Stores - 1.3 %
 5,640  Foot Locker, Inc.                                         $   165,252
        Total Retailing                                           $   165,252
        Food & Drug Retailing - 1.3 %
        Food Retail - 1.3 %
 9,043  Kroger Co. *                                              $   144,959
    92  Nestle SA (Registered Shares)                                  25,165
                                                                  $   170,124
        Total Food & Drug Retailing                               $   170,124
        Food, Beverage & Tobacco - 2.1 %
        Soft Drinks - 2.1 %
 3,115  The Coca-Cola Co.                                         $   129,802
 2,783  PepsiCo, Inc.                                                 147,582
                                                                  $   277,384
        Total Food, Beverage & Tobacco                            $   277,384
        Household & Personal Products - 1.0 %
        Personal Products - 1.0 %
 2,068  Kimberly-Clark Corp.                                      $   135,930
        Total Household & Personal Products                       $   135,930
        Health Care Equipment & Services - 7.9 %
        Health Care Distributors - 3.4 %
 5,420  Bristol-Myers Squibb Co.                                  $   137,993
 3,550  Cardinal Health, Inc.                                         198,090
 2,580  Wyeth                                                         108,824
                                                                  $   444,907
        Health Care Equipment - 1.3 %
 1,500  Astrazeneca Plc (A.D.R.)                                  $    59,295
 4,030  Boston Scientific Corp. *                                     118,039
                                                                  $   177,334
        Health Care Facilities - 3.2 %
 4,607  HCA, Inc.                                                 $   246,797
14,391  Tenet Healthcare Corp. *                                      165,928
                                                                  $   412,725
        Total Health Care Equipment & Services                    $ 1,034,966
        Pharmaceuticals & Biotechnology - 2.0 %
        Pharmaceuticals - 2.0 %
 5,330  IVAX Corp. *                                              $   105,374
 2,515  Merck & Co., Inc.                                              81,411
 2,736  Pfizer, Inc.                                                   71,875
                                                                  $   258,660
        Total Pharmaceuticals & Biotechnology                     $   258,660
        Banks - 8.6 %
        Diversified Banks - 5.0 %
11,144  Bank of America Corp.                                     $   491,450
 3,080  Wachovia Corp.                                                156,803
                                                                  $   648,253
        Regional Banks - 1.4 %
 4,200  Fifth Third Bancorp                                       $   180,516
        Thrifts & Mortgage Finance - 2.2 %
   600  Countrywide Financial Corp.                               $    19,476
 4,327  Freddie Mac                                                   273,466
                                                                  $   292,942
        Total Banks                                               $ 1,121,711
        Diversified Financials - 14.9 %
        Asset Management & Custody Banks - 1.7 %
 7,733  The Bank of New York Co., Inc.                            $   224,644
        Consumer Finance - 2.1 %
15,946  Providian Financial Corp. *                               $   273,633
        Investment Banking & Brokerage - 6.3 %
 1,775  Goldman Sachs Group, Inc.                                 $   195,232
 2,474  Lehman Brothers Holdings, Inc.                                232,952
 7,010  Merrill Lynch & Co., Inc.                                     396,766
                                                                  $   824,950
        Diversified Financial Services - 4.8 %
13,844  Citigroup, Inc.                                           $   622,149
        Total Diversified Financials                              $ 1,945,376
        Insurance - 6.8 %
        Life & Health Insurance - 1.0 %
 8,045  UNUM Corp.                                                $   136,926
        Multi-Line Insurance - 2.1 %
 4,918  American International Group, Inc.                        $   272,506
        Property & Casualty Insurance - 3.7 %
   924  Ambac Financial Group, Inc.                               $    69,069
 1,290  ACE, Ltd.                                                      53,238
 2,519  Allstate Corp.                                                136,177
    78  Berkshire Hathaway, Inc. (Class B) *                          222,768
                                                                  $   481,252
        Total Insurance                                           $   890,684
        Software & Services - 4.8 %
        Application Software - 2.8 %
 8,970  Microsoft Corp.                                           $   216,805
 6,570  Veritas Software Corp. *                                      152,555
                                                                  $   369,360
        Data Processing & Outsourced Services - 2.0 %
 6,416  First Data Corp.                                          $   252,213
        Total Software & Services                                 $   621,573
        Technology Hardware & Equipment - 2.8 %
        Communications Equipment - 1.0 %
 4,143  Motorola, Inc.                                            $    62,021
 4,378  Nokia Corp. (A.D.R.)                                           67,553
                                                                  $   129,574
        Computer Hardware - 1.3 %
 7,900  Hewlett-Packard Co.                                       $   173,326
        Electronic Equipment & Instruments - 0.5 %
 2,107  Koninklijke Philips Electronics                           $    57,985
        Total Technology Hardware & Equipment                     $   360,885
        Semiconductors - 0.7 %
        Semiconductors - 0.7 %
 3,935  Intel Corp.                                               $    91,410
        Total Semiconductors                                      $    91,410
        Telecommunication Services - 4.8 %
        Integrated Telecommunication Services - 2.3 %
 2,043  Alltel Corp.                                              $   112,059
 6,939  BellSouth Corp.                                               182,426
                                                                  $   294,485
        Wireless Telecommunication Services - 2.5 %
 4,900  Nextel Communications, Inc. *                             $   139,258
 4,795  Vodafone Group Plc (A.D.R.)                                   127,355
23,401  Vodafone Group Plc                                             62,145
                                                                  $   328,758
        Total Telecommunication Services                          $   623,243
        Utilities - 1.3 %
        Electric Utilities - 1.3 %
   427  Dominion Resources, Inc.                                  $    31,782
 2,980  Exelon Corp.                                                  136,752
                                                                  $   168,534
        Total Utilities                                           $   168,534
        TOTAL COMMON STOCKS
        (Cost   $12,093,867)                                      $12,961,064

        TOTAL INVESTMENT IN SECURITIES - 99.2%
        (Cost   $12,093,867)(a)                                   $12,961,064

        OTHER ASSETS AND LIABILITIES - 0.8%                       $  104,674

        TOTAL NET ASSETS - 100.0%                                 $13,065,738

(A.D.R.)American Depositary Receipt

    *   Non-income producing security

  (a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $12,135,899 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                 $ 987,539

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                  (162,374)

        Net unrealized gain                                       $ 825,165




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.